STATEMENT OF ADDITIONAL INFORMATION
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
                                                                             February 28, 2003
                                                             as amended through April 14, 2003

Morgan Grenfell Investment Trust

International   Select  Equity  Fund,  a/k/a  Scudder   International  Select  Equity  Fund --
Institutional Class

International   Select  Equity  Fund,  a/k/a  Scudder   International  Select  Equity  Fund --
Investment Class

International  Select Equity Fund,  a/k/a Scudder  International  Select Equity Fund -- Premier
Class

International  Select Equity Fund,  a/k/a Scudder  International  Select Equity Fund -- Class A
Shares

International  Select Equity Fund,  a/k/a Scudder  International  Select Equity Fund -- Class B
Shares

International  Select Equity Fund,  a/k/a Scudder  International  Select Equity Fund -- Class C
Shares

Morgan Grenfell Investment Trust (the "Trust") is an open-end,  management  investment company consisting  of ten  investment  portfolios,  each  having  separate  and  distinct  investment
objectives  and  policies.   This  Statement  of  Additional   Information   ("SAI")  provides
supplementary information pertaining to the International Select Equity Fund (the "Fund"):

The Fund's  Prospectuses  (each a "Prospectus" and,  collectively the  "Prospectuses"),  dated
February  28,  2003,  as they may be  amended,  revised  or  supplemented  from  time to time, provide the basic  information  investors  should know before  investing,  and may be obtained without a charge by calling the Trust at the telephone  number listed  below.  This  Statement of  Additional  Information  ("SAI"),  which  is not a  prospectus,  is  intended  to  provide additional  information  regarding  the  activities  and  operations of the Fund and should be read  only  in  conjunction  with  the  Fund's  Prospectuses.  You may  request  a copy of the
Prospectuses  or a paper copy of this SAI,  if you have  received it  electronically,  free of charge  by  calling  the Trust at the  telephone  number  listed  below or by  contacting  any service agent  ("Service  Agent") (which is any broker,  financial  advisor,  bank,  dealer or other institution or financial  intermediary that has a  sub-shareholder  servicing  agreement with the Fund).  This SAI is not an offer of the Fund for which an investor  has not  received a Prospectus.  Capitalized  terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's  Prospectus.  The  audited  financial  statements  for each class of the
Fund are  incorporated  herein by reference to the Annual Report to shareholders  for the Fund dated October 31, 2002. A copy of each  Prospectus  and Annual Report may be obtained  without
charge  from   Shareholder   Services  by  calling   1-800-621-1048   or  writing  to  Scudder
Investments, P.O.  Box 219210, Kansas City, MO 64121.

Deutsche  Asset  Management  Investment  Services  Limited  ("DeAMIS")  serves  as  investment advisor to the Fund.  DeAMIS is referred  to herein as the  "Advisor".  Scudder  Distributors,
Inc.  (the   "Distributor"  or  "SDI")  serves  as  the  Fund's   principal   underwriter  and
distributor.   Deutsche  Asset   Management,   Inc.  ("DeAM,   Inc.")  serves  as  the  Fund's
administrator (the "Administrator").


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                                      TABLE OF CONTENTS
                                                                                          Page

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.................................................................3
         Derivative Securities..................................................................................12
         Derivative Securities:  Options........................................................................12
         Derivative Securities:  Futures Contracts and Options on Futures
         Contracts..............................................................................................16
         Derivative Securities:  Swap Agreements................................................................19
         Derivative Securities:  Hedging Strategies.............................................................20
         Mortgage-Backed and Asset-Backed Securities............................................................21
         Currency Management....................................................................................28

INVESTMENT RESTRICTIONS.........................................................................................38

FUNDAMENTAL INVESTMENT RESTRICTIONS.............................................................................38

NONFUNDAMENTAL INVESTMENT RESTRICTIONS..........................................................................39

MANAGEMENT OF THE TRUST AND FUND................................................................................39

INFORMATION CONCERNING TRUSTEES AND OFFICERS....................................................................40

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................47

CODE OF ETHICS..................................................................................................48

PURCHASES AND REDEMPTIONS OF SHARES.............................................................................54

NET ASSET VALUE.................................................................................................66

PERFORMANCE INFORMATION.........................................................................................67

TAXES...........................................................................................................71

U.S. SHAREHOLDERS -- DISTRIBUTIONS..............................................................................75

U.S. SHAREHOLDERS -- SALE OF SHARES.............................................................................75

NON-U.S. SHAREHOLDERS...........................................................................................76

STATE AND LOCAL.................................................................................................76

GENERAL INFORMATION ABOUT THE TRUST.............................................................................77

ANNUAL AND SEMI-ANNUAL REPORTS..................................................................................79

CONSIDERATION FOR PURCHASES OF SHARES...........................................................................79

ADDITIONAL INFORMATION..........................................................................................80

INDEPENDENT ACCOUNTANTS.........................................................................................80

REGISTRATION STATEMENT..........................................................................................80

FINANCIAL STATEMENTS............................................................................................80

APPENDIX A......................................................................................................82


No person has been  authorized  to give any  information  or to make any  representations  not contained in this  Statement of Additional  Information or in the  Prospectuses  in connection with  the  offering  made by each  Prospectus  and,  if given or  made,  such  information  or representations  must  not be  relied  upon as  having  been  authorized  by the  Trust or its
Distributor.  Each  Prospectus  does  not  constitute  an  offering  by  the  Trust  or by the
Distributor  in any  jurisdiction  in which such offering may not lawfully be made.  Shares of the Fund may not  available  in  certain  states.  Please  call  1-800-621-1048  to  determine availability in your state.

                       INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The following is a description of the Fund's  investment  objectives and policies.  There can, of  course,  be no  assurance  that the Fund  will  achieve  its  investment  objectives.  The
following   supplements  the  information   contained  in  the  Prospectuses   concerning  the
investment objectives and policies of the Fund.

Investment Objectives and Policies

International Select Equity Fund

The Fund's  investment  objective is capital  appreciation.  Under normal  circumstances,  the
Fund  invests  at least  80% of its  assets,  determined  at the time of  purchase,  in equity securities  and  other  securities  with  equity  characteristics.  The Fund will  notify  its shareholders 60 days prior to a change in its investment  policy.  The Fund primarily  invests in the  countries  that make up the MSCI EAFE  Index.  At least 50% of the Fund's  assets will be invested in  securities  that are  represented  in the MSCI EAFE Index.  However,  the Fund may invest up to 50% of its total assets in non-Index  securities of companies  located in the countries  that make up the  Index.  The Fund may also  invest up to 20% of its assets in cash equivalents,  US  investment  grade fixed  income  securities  and US stocks and other  equity securities.

The Fund may use derivatives,  including futures,  options and foreign currency  transactions, to lessen its exposure to changing currency rates,  security prices,  interest rates and other factors that affect security values.

Investment Policies

The  following  is a chart  of the  various  types of  securities  and  investment  strategies employed by the Fund. Unless otherwise  indicated,  the Fund is permitted,  but not obligated, to pursue any of the following  strategies  and does not represent  that these  techniques are available  now or will be available at any time in the future.  If the Fund's  investment in a particular  type of security is limited to a certain  percentage  of the Fund's  assets,  that percentage  limitation is listed in the chart.  Following  the chart is a  description  of how each type of security and investment strategy may be used by the Fund.

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                          INVESTMENT PRACTICE                                   International Select Equity Fund
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KEY TO TABLE:

//   Permitted without stated limit
##   Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted
20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment  limitation as a percentage of total fund assets;  does not indicate actual use
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EQUITY SECURITIES
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Common Stock                                                                                   //
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Warrants                                                                                       //
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Preferred Stock                                                                                //
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Convertible Securities                                                                         //
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Medium Capitalization Stocks                                                                   //
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Small Capitalization Stocks                                                                    //
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Micro Capitalization Stocks                                                                    //
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FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
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Short-Term Instruments                                                                         20%
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Obligations of Banks and Other Financial Institutions                                          20%
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Certificates of Deposit and Banker's Acceptances                                               20%
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Commercial Paper                                                                               20%
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Variable Rate Master Demand Notes                                                               X
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U.S. Government Securities                                                                     20%
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Custodial Receipts                                                                             ##
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Zero Coupon Securities and Deferred Interest Bonds                                             ##
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Variable Rate Securities                                                                       20%
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Inverse Floating Rate Securities                                                               5%
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Lower-Rated Debt Securities                                                                    ##
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Registered Loans                                                                               ##
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DERIVATIVE SECURITIES (OPTIONS)
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Options on Securities                                                                          //
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Options on Securities Indices                                                                  //
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Options on Non-US Securities Indices                                                           //
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Yield Curve Options                                                                            //
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Spreadlocks                                                                                    //
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DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
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Futures Contracts                                                                              //
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Futures Contracts on Securities Indices                                                        //
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Options on Futures Contracts (including Contracts on Securities Indices)                       //
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DERIVATIVE SECURITIES (HEDGING STRATEGIES)
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Swaps Agreements                                                                               //
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DERIVATIVE SECURITIES (HEDGING STRATEGIES)
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Hedging Strategies                                                                             //
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MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
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Government Guaranteed Mortgage-Backed Securities                                               ##
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Ginnie Mae Certificates                                                                        ##
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Fannie Mae Certificates                                                                        ##
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Freddie Mac Certificates                                                                       ##
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Multi-Class Mortgage-Backed Securities (CMOs and REMICs)                                       ##
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Private Issued Mortgage -Backed Securities                                                     ##
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Mortgage Pass-Through Securities                                                               ##
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Stripped-Mortgage Backed Securities                                                            ##
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Adjustable Rate Mortgages                                                                      ##
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Asset-Backed Securities                                                                        ##
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SECURITIES OF NON-U.S. ISSUERS
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Foreign Securities & Depositary Receipts (ADRs, EDRs, GDRs and IDRs)                           //
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Foreign Corporate Debt Securities                                                              ##
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Foreign Government Debt Securities                                                             ##
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Brady Bonds                                                                                    ##
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Investments in Emerging Markets                                                                 X
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Region and Country Investment                                                                   X
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CURRENCY MANAGEMENT
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Currency Exchange Transactions                                                                 //
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Currency Hedging Transactions                                                                  //
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Cross Hedging                                                                                  //
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Forward Currency Exchange Contracts                                                            //
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Options on Foreign Currencies                                                                  //
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OTHER INVESTMENTS AND INVESTMENT PRACTICES
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Illiquid Securities                                                                            15%
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When-Issued and Delayed Delivery Securities                                                    //
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Repurchase Agreements                                                                          20%
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Reverse Repurchase Agreements                                                                33 1/3%
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Mortgage Dollar Rolls                                                                          ##
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Lending of Portfolio Securities                                                              33 1/3%
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Borrowing                                                                                    33 1/3%
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Short Sales                                                                                    ##
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Other Investment Companies                                                                     10%
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Temporary Defensive Investments                                                               100%
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Equity Securities

General.  The  Fund  may  invest  in  equity  securities  listed  on any  domestic  or  non-US securities  exchange or traded in the  over-the-counter  market as well as certain  restricted or unlisted securities.  As used herein,  "equity securities" include common stock,  preferred stock,  trust or limited  partnership  interests,  rights and  warrants  (to  subscribe  to or purchase  such  securities)  and  convertible  securities  (consisting  of debt  securities or preferred  stock that may be  converted  into common stock or that carry the right to purchase common stock).

Common  Stocks.  Common  stocks,  the most  familiar type of equity  securities,  represent an equity  (i.e.,  ownership)  interest in a  corporation.  They may or may not pay  dividends or carry voting  rights.  Common stock occupies the most junior  position in a company's  capital structure.  Although  equity  securities  have a history of long-term  growth in value,  their prices fluctuate based on changes in a company's financial  condition,  as well as, changes in overall  market and  economic  conditions.  This  affects the value of the shares of the Fund, and thus the value of your  investment.  Smaller  companies are especially  sensitive to these factors.

Warrants

The Fund may invest in warrants.  Warrants are  securities  that give the holder the right but not the obligation to buy a specified  number of shares of common stock at a specified  price, which is often higher than the market price at the time of  issuance,  for a specified  period
(or in  perpetuity).  Warrants  may be issued in units with other  securities  or  separately, and may be freely  transferable  and traded on exchanges.  Investing in warrants can provide a greater  potential  for  profit  or  loss  than an  equivalent  investment  in the  underlying security,  and,  thus is a  speculative  investment.  At the  time  of  issue,  the  cost of a warrant is  substantially  less than the cost of the  underlying  security  itself,  and price movements in the  underlying  security are generally  magnified in the price  movements of the warrant.  This  leveraging  effect  enables the  investor to gain  exposure to the  underlying security with a relatively low capital  investment.  This  leveraging  increases an investor's risk,  however,  in the event of a decline  in the value of the  underlying  security  and can result in a complete loss of the amount invested in the warrant.

While the market  value of a warrant  tends to be more  volatile  than that of the  securities underlying  the  warrant,  changes  in the  market  value  of a  warrant  may not  necessarily correlate  with that of the underlying  security.  A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject.

The  purchase of  warrants  involves a risk that the Fund could lose the  purchase  value of a warrant  if the  right  to  subscribe  to  additional  shares  is not  exercised  prior to the warrant's  expiration.  Also,  the purchase of warrants  involves the risk that the  effective price  paid for the  warrant  added to the  subscription  price of the  related  security  may exceed the value of the subscribed  security's  market price such as when there is no movement in the level of the  underlying  security.  The value of a warrant  may  decline  because of a decline in the value of the  underlying  security,  the  passage of time,  changes in interest rates or in the dividend or other  policies of the company whose equity  underlies the warrant or a change in the  perception  as to the  future  price of the  underlying  security,  or any combination  thereof.  Also,  warrants do not entitle the holder to dividends or voting rights with respect to the  underlying  securities  and do not  represent any rights in the assets of the issuing company.

Preferred  Stock.  The Fund may invest in preferred  stock.  Preferred  stock has a preference
(i.e.,  ranks  higher) in  liquidation  (and  generally  dividends)  over common  stock but is subordinated  (i.e.,  ranks lower) in  liquidation  to fixed income  securities.  Dividends on preferred stock may be cumulative,  and in such cases, all cumulative  dividends  usually must be paid  prior to  dividend  payments  to common  stockholders.  Because  of this  preference, preferred  stocks  generally  entail  less  risk than  common  stocks.  As a general  rule the market value of preferred  stocks with fixed  dividend  rates and no  conversion  rights moves inversely  with interest  rates and perceived  credit risk,  with the price  determined by the dividend rate.  Some preferred  stocks are convertible  into other  securities  (e.g.,  common stock)  at a fixed  price and ratio or upon the  occurrence  of  certain  events.  The  market price of  convertible  preferred  stocks  generally  reflects an element of conversion  value.
Because  many  preferred  stocks  lack a  fixed  maturity  date,  these  securities  generally fluctuate  substantially in value when interest rates change;  such fluctuations  often exceed those  of  long-term  bonds  of the same  issuer.  Some  preferred  stocks  pay an  adjustable dividend  that may be based on an index,  formula,  auction  procedure or other  dividend rate reset  mechanism.  In the absence of credit  deterioration,  adjustable rate preferred  stocks tend to have more stable market values than fixed rate preferred stocks.

All  preferred  stocks are also subject to the same types of credit risks as corporate  bonds.
In addition,  because  preferred stock is subordinate to debt securities and other obligations of an issuer,  deterioration  in the credit rating of the issuer will cause greater changes in the value of a  preferred  stock  than in a more  senior  debt  security  with  similar  yield characteristics.  Preferred  stocks may be rated by Standard & Poor's  Ratings  Group  ("S&P")
and Moody's Investors Service,  Inc.  ("Moody's")  although there is no minimum rating which a preferred stock must have to be an eligible investment for the Fund.

Convertible  Securities.  The  Fund  may  invest  in  convertible  securities.  A  convertible security  is a bond or  preferred  stock which may be  converted  at a stated  price  within a specific  period of time  into a  specified  number  of shares of common  stock of the same or different  issuer.  Convertible  securities  are  senior  to common  stock in a  corporation's capital structure,  but are generally  subordinate to non-convertible  debt securities.  While providing a fixed income stream,  generally  higher in yield than in the income derived from a common stock but lower than that afforded by a  non-convertible  debt security,  a convertible security  also  affords an investor  the  opportunity,  through  its  conversion  feature,  to participate in the capital appreciation of common stock into which it is convertible.

The  terms  of  any  convertible  security  determine  its  ranking  in  a  company's  capital structure.  In the  case of  subordinated  convertible  debentures,  the  holders'  claims  on assets and earnings are subordinated to the claims of other  creditors,  and are senior to the claims of preferred  and common  shareholders.  In the case of  convertible  preferred  stock, the holders'  claims on assets and earnings are  subordinated  to the claims of all  creditors and are senior to the claims of common shareholders.

In general,  the market  value of a  convertible  security  is the  greater of its  investment value  (its  value as a fixed  income  security)  or its  conversion  value  (the value of the underlying  shares  of common  stock if the  security  is  converted).  Because a  convertible security is a fixed  income  security,  its market value  generally  increases  when  interest rates  decline and  generally  decreases  when interest  rates rise;  however,  the price of a convertible  security also  generally  increases as the market value of the  underlying  stock increases,  and  generally  decreases as the market value of the  underlying  stock  declines.
Investments  in  convertible  securities  generally  entail less risk than  investments in the common stock of the same issuer.

Medium-Capitalization, Small-Capitalization and Micro-Capitalization Stocks

The   Fund  may   invest   in   lesser-known   companies   with   medium-   and   small-market
capitalizations.  Such companies  frequently offer greater growth potential than larger,  more mature,  better-known  companies.  Investments in such companies involve  considerations  that are not applicable to investing in securities of established,  larger  capitalization  issuers including  reduced and less reliable  information about the issuer,  less stringent  financial disclosure  requirements and higher brokerage  commissions and fees and greater market risk in general.

In addition,  investing in the securities of these  companies,  also involves the  possibility of greater portfolio price  volatility.  Among the reasons for the greater price volatility of such  companies  are the less  certain  growth  prospects  of medium and  smaller  firms,  the greater  illiquidity  in the  markets  for the  stocks  of  such  companies  and  the  greater sensitivity of such companies to changing economic  conditions in their respective  geographic region.

For example,  securities of these companies  involve higher investment risk than that normally associated  with  larger  firms due to the  greater  business  risks of small size and limited product  lines,  markets,  distribution  channels  and  financial  and  managerial  resources.
Therefore  such  securities  may be subject to more abrupt or erratic  market  movements  than securities of larger, more established companies or the market averages in general.

In addition,  many  medium- and  small-market  capitalization  companies in which the Fund may invest are not  well-known  to the investing  public,  do not have  significant  institutional ownership and are followed by  relatively  few  securities  analysts.  As a result,  it may be difficult  to  obtain  reliable  information  and  financial  data on such  companies  and the securities  of  smaller  capitalization  companies  may not be readily  marketable,  making it
difficult  to  dispose  of  shares  when   desirable.   Also,   the   securities   of  smaller
capitalization  companies traded on the over-the-counter  market may have fewer market makers, wider spreads between their quoted bid and asked prices and lower trading  volumes,  resulting in  comparatively  greater price  volatility  and less liquidity than exists for securities of larger capitalization companies.

An  additional  risk of investing in smaller  emerging  companies is that smaller  issuers may face increased  difficulty in obtaining the capital necessary to continue  operations and thus
may  go  into   bankruptcy,   which  could  result  in  a  complete  loss  of  an  investment.
Furthermore,  when the economy enters into  recession  there tends to be a "flight to quality"
which  exacerbates the increased risk and greater price  volatility  normally  associated with smaller capitalization companies.

Fixed Income Securities and Money Market Instruments

General.  The Fund may invest in a broad range of domestic  and foreign  fixed  income  (debt)
securities.  Fixed  income  securities,  including  (but not  limited  to) bonds,  are used by issuers to borrow  money from  investors.  The issuer  pays the  investor a fixed or  variable rate of  interest,  and must repay the amount  borrowed  at  maturity.  Some debt  securities, such as zero coupon bonds, do not pay current  interest,  but are purchased at a discount from their face values.

The value of fixed income  securities in the Fund's portfolio  generally varies inversely with
changes  in  interest  rates.   Prices  of  fixed  income  securities  with  longer  effective maturities  are more  sensitive to interest  rate  changes  than those with shorter  effective maturities.

In periods of declining  interest rates,  the yield (the income generated over a stated period of time) of the Fund that  invests  in fixed  income  securities  may tend to be  higher  than prevailing  market rates,  and in periods of rising interest rates,  the yield of the Fund may tend to be lower.  Also,  when interest rates are falling,  the inflow of net new money to the
Fund from the continuous  sale of its shares will likely be invested in portfolio  instruments producing lower yields than the balance of the Fund's  portfolio,  thereby  reducing the yield of the Fund.  In periods of rising  interest  rates,  the opposite can be true.  The net asset value of the Fund  investing in fixed income  securities  can  generally be expected to change as general levels of interest rates fluctuate.

Fixed-Income  Security  Risk.  Fixed  income  securities  generally  exposes  the Fund to four types of risk:  (1) interest rate risk (the potential for  fluctuations  in bond prices due to changing  interest  rates);  (2) income risk (the potential for a decline in the Fund's income due to falling market interest  rates);  (3) credit risk (the  possibility  that a bond issuer will  fail to make  timely  payments  of  either  interest  or  principal  to the  Fund);  (4)
prepayment risk or call risk (the likelihood  that,  during period of falling  interest rates, securities  with high stated  interest  rates will be prepaid,  or "called" prior to maturity, requiring  the Fund to invest  the  proceeds  at  generally  lower  interest  rates);  and (5)
extension  risk  (the  likelihood  that as  interest  rates  increase,  slower  than  expected principal  payments may extend the average life of fixed  income  securities,  which will have the effect of locking in a  below-market  interest rate,  increasing  the security's  duration and reducing the value of the security).

Short-Term  Instruments.  When the Fund experiences large cash inflows,  for example,  through the sale of  securities  or of its  shares  and  attractive  investments  are  unavailable  in sufficient  quantities,  the Fund may hold  short-term  investments (or shares of money market mutual Fund) for a limited time pending  availability of such investments.  In addition,  when in the Advisor's opinion,  it is advisable to adopt a temporary  defensive position because of unusual  and  adverse  market or other  conditions,  up to 100% of the  Fund's  assets  may be invested in such short-term instruments.

Short-term  instruments  consist  of foreign  and  domestic:  (1)  short-term  obligations  of
sovereign   governments,   their   agencies,   instrumentalities,   authorities  or  political
subdivisions;  (2) other investment grade  short-term debt securities;  (3) commercial  paper;
(4) bank  obligations,  including  negotiable  certificates  of  deposit,  time  deposits  and banker's  acceptances;  and (5)  repurchase  agreements.  At the  time  the  Fund  invests  in commercial  paper,  bank  obligations  or  repurchase  agreements,  the issuer or the issuer's parent must have  outstanding  debt,  commercial  paper or bank  obligations  rated investment grade;  or , if no  such  ratings  are  available,  the  instrument  must be  deemed  to be of comparable  quality in the opinion of the Advisor.  These  instruments  may be  denominated in
US dollars or in foreign currencies.

At the time the Fund invests in commercial paper,  bank obligations or repurchase  agreements, the  issuer of the  issuer's  parent  must have  outstanding  debt rated A or higher by S&P or
Moody's or outstanding  commercial  paper or bank  obligations  rated A-2 by S&P or Prime-2 by
Moody's;  or, if no such ratings are available,  the instrument must be of comparable  quality in the  opinion of the  Advisor.  These  instruments  may be  denominated  in US dollars or in foreign currencies.

Obligations  of  Banks  and  Other  Financial   Institutions.   The  Fund  may  invest  in  US
dollar-denominated  fixed  rate  or  variable  rate  obligations  of US or  foreign  financial institutions,  including  banks only when the  Advisor  determines  that the credit  risk with respect  to  the  instrument  is  minimal.  Obligations  of  domestic  and  foreign  financial institutions  in which the Fund may invest  include (but are not limited to)  certificates  of deposit,  bankers'  acceptances,  bank time deposits,  commercial paper, and other instruments issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of the Fund's investment  policies with respect to bank  obligations,  the assets of a bank  will be  deemed  to  include  the  assets of its  domestic  and  foreign  branches.
Obligations  of foreign  branches of US banks and foreign banks may be general  obligations of the parent bank in  addition to the issuing  bank or may be limited by the terms of a specific obligation  and by  government  regulation.  If the Advisor deems the  instruments  to present minimal credit risk,  the Fund may invest in obligations of foreign banks or foreign  branches of US banks, which include banks located in the United Kingdom,  Grand Cayman Island,  Nassau,
Japan and Canada.

Investments  in  these  obligations  may  entail  risks  that  are  different  from  those  of investments  in  obligations  of US  domestic  banks  because  of  differences  in  political, regulatory  and economic  systems and  conditions.  These risks include  future  political and economic  developments,  currency  blockage,  the possible  imposition of withholding taxes on interest  payments,  possible seizure or  nationalization  of foreign deposits,  difficulty or inability of pursuing  legal  remedies and  obtaining  judgments in foreign  courts,  possible
establishment   of  exchange   controls  or  the  adoption  of  other   foreign   governmental
restrictions  that might  affect  adversely  the  payment of  principal  and  interest on bank obligations.  Foreign  branches  of US banks and  foreign  banks may also be  subject  to less stringent reserve  requirements and to different  accounting,  auditing,  reporting and record keeping standards that those applicable to domestic branches of US banks.

Certificates  of Deposit and  Bankers'  Acceptances.  The Fund may invest in  certificates  of
deposit  and  bankers'  acceptances.   Certificates  of  deposit  are  receipts  issued  by  a
depository  institution  in  exchange  for the deposit of Fund.  The issuer  agrees to pay the amount  deposited  plus  interest  to the bearer of the receipt on the date  specified  on the certificate.  The  certificate  usually  can  be  traded  in the  secondary  market  prior  to maturity.

Bankers'  acceptances  typically arise from short-term credit arrangements  designed to enable businesses to obtain Fund to finance commercial  transactions.  Generally,  an acceptance is a time draft drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of Fund to pay for  specific  merchandise.  The draft is then  "accepted"  by a bank that,  in effect, unconditionally  guarantees  to pay the face value of the  instrument  on its  maturity  date.
The  acceptance  may then be held by the accepting  bank as an earning asset or it may be sold in the  secondary  market at the going  rate of  discount  for a specific  maturity.  Although maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

Commercial  Paper.  The Fund may  invest in  commercial  paper.  The Fund may  invest in fixed rate or variable rate commercial  paper,  issued by US or foreign  entities.  Commercial paper consists of short-term  (usually up to one year)  unsecured  promissory  notes issued by US or foreign  corporations  in order to finance  their current  operations.  Any  commercial  paper
issued  by  a   foreign   entity   corporation   and   purchased   by  the  Fund  must  be  US
dollar-denominated  and  must  not be  subject  to  foreign  withholding  tax at the  time  of purchase.

Commercial  paper when  purchased by the Fund must be rated in the highest  short-term  rating category by any two Nationally  Recognized  Statistical  Rating  Organizations  ("NRSROs") (or
one NRSRO if that  NRSRO is the only such  NRSRO  which  rates  such  security)  or, if not so rated,  must be believed  by the Advisor to be of  comparable  quality.  Investing  in foreign commercial  paper  generally  involves  risks  similar to those  described  above  relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

The Fund may also invest in variable  rate  master  demand  notes.  A variable  amount  master demand note (which is a type of commercial  paper)  represents a direct borrowing  arrangement involving  periodically  fluctuating  rates of  interest  under a letter  agreement  between a commercial  paper  issuer  and an  institutional  lender  pursuant  to which  the  lender  may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US Government  Securities.  The Fund may invest in obligations  issued or guaranteed by the US government and include:  (1) direct  obligations of the US Treasury and (2) obligations issued by US government  agencies and  instrumentalities.  Included  among direct  obligations of the
US are  Treasury  Bills,  Treasury  Notes and Treasury  Bonds,  which differ in terms of their interest  rates,  maturities  and dates of issuance.  Treasury  Bills have  maturities of less than  one  year,  Treasury  Notes  have  maturities  of one to 10  years  and  Treasury  Bonds generally  have  maturities of greater than 10 years at the date of issuance.  Included  among the  obligations  issued by agencies and  instrumentalities  of the US are:  instruments  that are  supported  by the full  faith and  credit of the US (such as  certificates  issued by the
Government  National  Mortgage  Association  ("GNMA" or "Ginnie Mae"));  instruments  that are supported  by the right of the issuer to borrow from the US Treasury  (such as  securities  of
Federal  Home  Loan  Banks);  and  instruments  that  are  supported  by  the  credit  of  the instrumentality  (such as Federal National Mortgage  Association  ("FNMA" or "Fannie Mae") and
Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other US  government  securities  the Fund may  invest in  include  (but are not  limited  to)
securities  issued or  guaranteed  by the Federal  Housing  Administration,  Farmers Home Loan
Administration,   Export-Import  Bank  of  the  US,  Small  Business  Administration,  General
Services  Administration,  Central Bank for Cooperatives,  Federal Farm Credit Banks,  Federal
Intermediate  Credit Banks,  Federal Land Banks,  Maritime  Administration,  Tennessee  Valley
Authority,  District  of  Columbia  Armory  Board  and  Student  Loan  Marketing  Association.
Because the US  government is not  obligated by law to provide  support to an  instrumentality it sponsors,  the Fund will invest in obligations  issued by such an  instrumentality  only if the Advisor  determines  that the credit  risk with  respect to the  instrumentality  does not make its securities unsuitable for investment by the Fund.

The Fund may also invest in separately  traded principal and interest  component of securities guaranteed  or issued by the US government  or its  agencies,  instrumentalities  or sponsored enterprises if such components  trade  independently  under the Separate Trading of Registered
Interest and Principal of Securities  program  ("STRIPS") or any similar program  sponsored by the US government.  STRIPS are sold as zero coupon securities.  See "Zero Coupon Securities."

Custodial  Receipts.  The Fund may  invest  in  custodial  receipts  which  are  interests  in separately  traded  interest and principal  component  parts of US government  securities that are  issued  by  banks  or  brokerage  firms  and are  created  by  depositing  US  government securities  into a special  account at a custodian  bank. The custodian holds the interest and principal  payments  for  the  benefit  of  the  registered  owners  of  the  certificates  or
receipts.   The  custodian   arranges  for  the  issuance  of  the  certificates  or  receipts
evidencing  ownership  and  maintains  the  register.   Custodial  receipts  include  Treasury
Receipts ("TRs"),  Treasury Investment Growth Receipts ("TIGRs"),  and Certificates of Accrual
on  Treasury  Securities  ("CATS").  TIGRs  and  CATS are  interests  in  private  proprietary accounts  while TRs and  STRIPS  are  interests  in  accounts  sponsored  by the US  Treasury.
Receipts  are sold as zero  coupon  securities.  See  "Zero  Coupon  Securities  and  Deferred
Interest Bonds."

The Fund may acquire US government  securities and their unmatured  interest coupons that have been  separated  ("stripped")  by their  holder,  typically  a  custodian  bank or  investment brokerage firm.  Having  separated the interest  coupons from the underlying  principal of the
US  government  securities,  the holder  will  resell the  stripped  securities  in  custodial receipt  programs with a number of different  names,  including  TIGRs, and CATS. The stripped coupons are sold  separately  from the underlying  principal,  which is usually sold at a deep discount  because the buyer  receives  only the right to receive a future fixed payment on the security  and  does  not  receive  any  rights  to  periodic  interest  (cash)  payments.  The underlying US Treasury bonds and notes  themselves are generally held in book-entry  form at a
Federal Reserve Bank.  Counsel to the  underwriters  of these  certificates or other evidences of ownership of US Treasury  securities have stated that, in their opinion,  purchasers of the stripped  securities  most likely will be deemed the  beneficial  holders of the underlying US government  securities  for  federal  tax and  securities  purposes.  In the  case of CATS and
TIGRS,  the Internal  Revenue Service ( the "IRS") has reached this conclusion for the purpose
of  applying  the  tax  diversification   requirements   applicable  to  regulated  investment
companies  such as the Fund.  CATS and TIGRS are not  considered US  government  securities by the staff of the Commission.  Further,  the IRS conclusion  noted above is contained only in a general  counsel  memorandum,  which  is an  internal  document  of no  precedential  value or binding  effect,  and a private letter ruling,  which also may not be relied upon by the Fund.
The Trust is not aware of any binding  legislative,  judicial or  administrative  authority on this issue.

Zero  Coupon  Securities  and  Deferred  Interest  Bonds.  The Fund may invest in zero  coupon securities  and deferred  interest  bonds.  Zero coupon and deferred  interest  bonds are debt obligations  which  are  issued  at a  significant  discount  from face  value.  The  original discount  approximates  the total amount of interest  the bonds will accrue and compound  over the  period  until  maturity  or  the  first  interest  accrual  date  at a rate  of  interest reflecting  the market rate of the  security at the time of issuance.  Zero coupon  securities are redeemed at face value at their  maturity  date without  interim cash payments of interest or principal.  The amount of this  discount is accrued over the life of the security,  and the accrual  constitutes  the income earned on the security for both  accounting and tax purposes.
Because of these  features,  the market prices of zero coupon  securities  are generally  more volatile  than the  market  prices of  securities  that  have  similar  maturity  but that pay interest periodically.

While zero coupon bonds do not require the periodic  payment of  interest,  deferred  interest bonds generally  provide for a period of delay before the regular payment of interest  begins.
Although this period of delay is different for each deferred  interest  bond, a typical period is  approximately  one-third  of the bond's term to  maturity.  Such  investments  benefit the issuer by mitigating  its initial need for cash to meet debt service,  but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The  Fund  will  accrue  income  on  such  investments  for tax and  accounting  purposes,  as required,  which is  distributable  to  shareholders  and which,  because no cash is generally received at the time of accrual,  may require the  liquidation of other  portfolio  securities to satisfy the Fund's distribution obligations.  See "Taxes."

Inverse  Floating Rate  Securities.  The Fund may invest up to 5% of its net assets in inverse floating  rate  securities  ("inverse  floaters").  The  interest  rate on an inverse  floater resets in the  opposite  direction  from the  market  rate of  interest  to which the  inverse floater is indexed.  An inverse  floater may be  considered to be leveraged to the extent that its  interest  rate varies by a magnitude  that  exceeds  the  magnitude  of the change in the index rate of  interest.  The higher  degree of  leverage  inherent  in  inverse  floaters  is associated with greater volatility in their market values.  See "Illiquid Securities."

Yields and Ratings.  The yields on certain  obligations  in which the Fund may invest (such as commercial paper and bank  obligations)  are dependent on a variety of factors,  including the ratings of the issue. The ratings of S&P, Moody's and other  recognized  rating  organizations represent their  respective  opinions as to the quality of the  obligations  they undertake to rate.  Ratings,  however,  are general  and are not  absolute  standards  of quality or value.
Consequently,  obligations  with  the  same  rating,  maturity  and  interest  rate  may  have different  market  prices.  See  Appendix  A for a  description  of the  ratings  provided  by recognized statistical ratings organizations.

Lower-Rated  Debt  Securities  ("Junk  Bonds" or "High Yield Debt  Securities").  The Fund may
invest in debt  securities  rated in the fifth and sixth long-term  rating  categories by S&P,
Moody's and Duff & Phelps Credit Rating Company,  or comparably  rated by another NRSRO, or if not  rated by an NRSRO,  of  comparable  quality  as  determined  by the  Advisor  in its sole discretion.

These  securities,  often  referred  to as Junk  Bonds  or High  Yield  Debt  Securities,  are
considered  speculative  and, while  generally  offering  greater  income than  investments in higher quality  securities,  involve  greater risk of loss of principal and income,  including the possibility of default or bankruptcy of the issuers of such  securities,  and have greater price  volatility,  especially during periods of economic  uncertainty or change.  These lower quality bonds tend to be affected by economic  changes and  short-term  corporate and industry developments,  as well as public  perception of those changes and  developments,  to a greater extent than higher quality  securities,  which react  primarily to fluctuations in the general level of interest rates.

In addition,  the market for  lower-rated  debt securities may be thinner and less active than that for higher  rated debt  securities,  which can  adversely  affect the prices at which the former are sold. If market  quotations are not available,  lower-rated  debt  securities  will be valued in accordance  with procedures  established by the Board of Trustees,  including the use of  outside  pricing  services.  Judgment  plays  a  greater  role in  valuing  high-yield corporate debt  securities  than is the case for  securities  for which more external  sources for  quotations  and last sale  information  are  available.  Adverse  publicity  and changing investor  perception may also affect the  availability  of outside  pricing  services to value lower-rated  debt  securities  and the  Fund's  ability to  dispose  of these  securities.  In addition,  such  securities  generally  present a higher  degree of credit  risk.  Issuers  of lower-rated  debt  securities  are often highly  leveraged  and may not have more  traditional methods of financing  available  to them so that their  ability to service  their  obligations during an  economic  downturn  or during  sustained  periods of rising  interest  rates may be impaired.  The risk of loss due to default by such issuers is  significantly  greater  because below investment  grade securities  generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Since the risk of default is higher for lower-rated  debt securities,  the Advisor's  research and credit  analysis are an  especially  important  part of managing  securities  of this type held by the Fund.  In  considering  investments  for the Fund,  the  Advisor  will  attempt to identify  those  issuers of high yielding  debt  securities  whose  financial  conditions  are adequate  to meet  future  obligations,  have  improved  or are  expected  to  improve  in the future.  The Advisor's  analysis  focuses on relative values based on such factors as interest on dividend  coverage,  asset coverage,  earnings  prospects and the experience and managerial strength of the issuer.

While the market for high yield  corporate  debt  securities  has been in  existence  for many years and has  weathered  previous  economic  downturns,  past  experience  may not provide an accurate  indication of future  performance of the high yield bond market,  especially  during periods of economic recession.

The Fund may choose,  at its expense or in conjunction  with others,  to pursue  litigation or otherwise  exercise  its  rights as a  security  holder to seek to  protect  the  interest  of security holders if it determines this to be in the interest of the Fund.

Rating  Downgrades.  Subsequent to its purchase by the Fund, a rated  security may cease to be rated or its rating may be reduced  below the  minimum  rating  required  for  purchase by the
Fund.  The  Advisor  will  consider  such an  event in  determining  whether  the Fund  should continue to hold the security in  accordance  with the  interests  of the Fund and  applicable regulations of the SEC. The Fund will not continue to hold fixed income  securities  that have been  downgraded  below  investment  grade if more  than 5% of the  Fund's  net  assets  would consist of such securities.

Registered  Loans. The Fund may invest in loan  obligations  issued or guaranteed by sovereign governments  or  their  agencies  and  instrumentalities.  The  ownership  of  these  loans is registered in the books of an agent bank and/or the  borrower,  and transfers of ownership are effected by  assignment  agreements.  Documentation  for these  assignments  includes a signed notice of  assignment,  which is sent to the agent and/or  borrower for  registration  shortly after the  execution of the  assignment  agreement.  Prior to the notice of  assignment  being registered  with the agent and/or  borrower,  the borrower or its agent will make any payments of principal and interest to the last registered owner.

Given  the  volume  of  secondary  market  trading  in  registered  loans,  the  agent  and/or borrower's  books  may  be out of  date,  making  it  difficult  for  the  Fund  to  establish independently  whether the seller of a  registered  loan is the owner of the loan.  Generally, registered  loans trade in the secondary  market with interest (i.e., the right to accrued but unpaid interest is transferred to purchasers).

Other Debt  Obligations.  The Fund may invest in deposits,  bonds,  notes and  debentures  and other debt  obligations  that at the time of purchase  have, or are comparable in priority and security to other  securities of such issuer which have,  outstanding  short-term  obligations meeting  the  above  short-term  rating  requirements,  or if  there  are no  such  short-term ratings, are determined by the Advisor to be of comparable quality.

Derivative Securities

General.   The  Fund  may  invest  in  various   instruments   that  are  commonly   known  as
"derivatives."  Generally,  a  derivative  is a financial  arrangement,  the value of which is
based  on,  or  "derived"  from,  a  traditional   security,   asset  or  market  index.  Some
"derivatives" such as mortgage-related and other asset-backed  securities are in many respects like any other  investment,  although they may be more  volatile  and/or less liquid than more traditional  debt  securities.  There are, in fact,  many different  types of derivatives  and many  different  ways to use them.  For  example,  the Fund may use  futures  and options as a low-cost  method of gaining  exposure to a  particular  securities  market  without  investing directly in those securities,  for speculative purposes,  and for traditional hedging purposes to attempt to protect the Fund from exposure to changing  interest  rates,  securities  prices or currency exchange rates and for cash management or other investment purposes.

There is a range of risks  associated  with those uses. The use of  derivatives  may result in leverage,  which  tends to magnify  the  effects of an  instrument's  price  changes as market conditions  change.  Leverage  involves  the use of a small amount of money to control a large amount of financial assets,  and can in some  circumstances,  lead to significant  losses. The
Fund will limit the leverage  created by its use of  derivatives  for  investment  purposes by
"covering"  such positions as required by the  Commission.  The Advisor may use derivatives in circumstances  where the Advisor  believes they offer an economical  means of gaining exposure to a particular  asset class.  Derivatives  will not be used to increase  portfolio risk above the level that could be achieved using only  traditional  investment  securities or to acquire exposure  to  changes  in the value of  assets  or  indexes  that by  themselves  could not be purchased for the Fund.  The use of  derivatives  for  non-hedging  purposes may be considered speculative.

The Fund's investment in options,  futures or forward contracts,  swaps and similar strategies
(collectively,  "derivatives")  depends on the Advisor's  judgment as to the  potential  risks and rewards of different  types of strategies.  Derivatives  can be volatile  investments  and may not  perform as  expected.  If the  Advisor  applies a hedge at an  inappropriate  time or judges  price trends  incorrectly,  derivative  strategies  may lower the Fund's  return.  The
Fund could  also  experience  losses if the prices of its  derivative  positions  were  poorly correlated with its other  investments,  or if it could not close out its positions because of an illiquid  secondary market.  Options and futures traded on foreign exchanges  generally are not  regulated by US  authorities,  and may offer less  liquidity  and less  protection to the
Fund in the event of default by the other party to the contract.

Derivative Securities:  Options

Options  on  Securities.  The Fund may  purchase  and write  (sell)  put and call  options  on securities.  A call option gives the  purchaser of the option the right to buy, and  obligates the writer to sell,  the  underlying  security  at the  exercise  price at any time during the option  period.  Similarly,  a put option gives the purchaser of the option the right to sell, and obligates  the writer to buy, the  underlying  security at the exercise  price at any time during the option period.

The Fund may write (sell)  covered call and put options to a limited  extent on its  portfolio securities  ("covered  options")  in an attempt to increase  income  through  the  premiums it receives for writing the  option(s).  However,  in return for the premium,  the Fund may forgo the  benefits of  appreciation  on  securities  sold or may pay more than the market  price on securities  acquired  pursuant  to call and put  options  written  by the  Fund.  All  options written by the Fund are "covered."

A call  option  written  by the Fund is  "covered"  if the Fund owns the  underlying  security covered by the call or has an absolute and immediate  right to acquire that  security  without additional  cash  consideration  (or for additional  cash  consideration  held in a segregated account)  upon  conversion  or  exchange of other  securities  held in its  portfolio.  A call option is also  covered if the Fund holds a call option on the same  security  and in the same principal  amount as the written call option  where the  exercise  price of the call option so held (a) is equal to or less than the  exercise  price of the  written  call  option or (b) is greater than the exercise  price of the written call option if the  difference  is  segregated by the Fund in cash or liquid securities.

When the Fund writes a covered  call  option,  it gives the  purchaser of the option the right to buy the underlying  security at the price  specified in the option (the  "exercise  price")
by  exercising  the  option at any time  during  the  option  period.  If the  option  expires unexercised,  the Fund will  realize  income in an amount  equal to the premium  received  for writing  the  option.  If the  option is  exercised,  a  decision  over  which the Fund has no control,  the Fund must sell the  underlying  security  to the option  holder at the  exercise price.  By writing a covered call option,  the Fund forgoes,  in exchange for the premium less the commission  ("net  premium"),  the  opportunity to profit during the option period from an increase  in the  market  value of the  underlying  security  above  the  exercise  price.  In addition,  the Fund may continue to hold a security  which might  otherwise  have been sold to protect against depreciation in the market price of the security.

A put  option  written by the Fund is  "covered"  when,  among  other  things,  cash or liquid securities  are placed in a segregated  account to fulfill the  obligations  undertaken.  When the Fund writes a covered put option,  it gives the  purchaser of the option the right to sell the  underlying  security to the Fund at the specified  exercise  price at any time during the option  period.  If the  option  expires  unexercised,  the Fund  will  realize  income in the amount of the net premium  received  for writing the option.  If the put option is  exercised, a  decision  over  which  the Fund has no  control,  the Fund  must  purchase  the  underlying security from the option holder at the exercise  price.  By writing a covered put option,  the
Fund,  in exchange for the net premium  received,  accepts the risk of a decline in the market value of the underlying security below the exercise price.

The Fund may terminate  its  obligation as the writer of a call or put option by purchasing an option with the same exercise  price and  expiration  date as the option  previously  written.
This transaction is called a "closing  purchase  transaction."  The Fund will realize a profit or loss on a closing  purchase  transaction  if the amount  paid to purchase an option is less or more, as the case may be, than the amount  received  from the sale thereof.  To close out a position as a purchaser  of an option,  the Fund may enter into a "closing  sale  transaction"
which involves  liquidating  the Fund's position by selling the option  previously  purchased.
Where  the Fund  cannot  effect a  closing  purchase  transaction,  it may be  forced to incur brokerage  commissions  or dealer  spreads  in selling  securities  it  receives  or it may be forced to hold underlying securities until an option is exercised or expires.

The  current  market  value of a traded  option is the last sale price or, in the absence of a sale,  the mean  between  the  closing  bid and  asked  price.  If an  option  expires  on its stipulated  expiration  date or if the Fund enters into a closing  purchase  transaction,  the
Fund will realize a gain (or loss if the cost of a closing  purchase  transaction  exceeds the premium  received when the option was sold),  and the deferred  credit  related to such option will be  eliminated.  If a call  option is  exercised,  the Fund  will  realize a gain or loss from the sale of the  underlying  security  and the  proceeds of the sale will be increased by the premium originally received.

The Fund may also  purchase  call and put options on any  securities in which they may invest.
The Fund would normally  purchase a call option in  anticipation  of an increase in the market value of such  securities.  The purchase of a call option would  entitle the Fund, in exchange for the premium  paid, to purchase a security at a specified  price during the option  period.
The Fund  would  ordinarily  have a gain if the value of the  securities  increased  above the exercise  price  sufficiently  to cover the  premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Fund  would  normally  purchase  put  options in  anticipation  of a decline in the market value of securities in its  portfolio  ("protective  puts") or securities of the type in which it is permitted to invest.  The purchase of a put option would  entitle the Fund,  in exchange for the  premium  paid,  to sell a  security,  which  may or may not be held by the  Fund at a specified  price  during the option  period.  The  purchase  of  protective  puts is  designed merely to offset or hedge  against a decline  in the  market  value of the Fund.  Put  options also may be purchased by the Fund for the purpose of  affirmatively  benefiting from a decline in the price of  securities  that the Fund does not own. The Fund would  ordinarily  recognize a gain if the value of the  securities  decreased  below the exercise  price  sufficiently  to cover the premium and would  recognize  a loss if the value of the  securities  remained at or above the exercise  price.  Gains and losses on the purchase of  protective  put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on  securities  may not conform to the hours during which the underlying  securities  are traded.  To the extent that the option  markets  close  before the markets for the  underlying  securities,  significant  price and rate movements can take place in the underlying  securities  markets that cannot be reflected in the option  markets.  It is impossible to predict the volume of trading that may exist in such  options,  and there can be no assurance that viable exchange markets will develop or continue.

The Fund may enter  into  closing  transactions  in order to offset  an open  option  position prior to exercise or  expiration  by selling an option it has purchased or by entering into an offsetting  option.  If the Fund cannot effect closing  transactions,  it may have to retain a security in its  portfolio it would  otherwise  sell or deliver a security it would  otherwise retain.  The Fund may purchase and sell options traded on recognized  foreign  exchanges.  The
Fund may also purchase and sell options  traded on US exchanges  and, to the extent  permitted by law, options traded over-the-counter.

The Fund may also engage in options transactions in the  over-the-counter  ("OTC") market with broker-dealers  who make  markets in these  options.  The Fund will engage in OTC options only with  broker-dealers  deemed by the Advisor to be  creditworthy.  The ability to terminate OTC option  positions is more  limited  than with  exchange-traded  option  positions  because the predominant  market is the issuing  broker  rather than an exchange,  and may involve the risk that  broker-dealers  participating in such transactions  will not fulfill their  obligations.
To reduce this risk,  the Fund will purchase  such options only from a counter party  approved for these purposes by the Advisor.  The Advisor will monitor the  creditworthiness  of dealers with whom the Fund enters into such options transactions.

Options on Securities  Indices.  The Fund may also purchase and write  exchange-listed and OTC put and call options on  securities  indices.  A securities  index  measures the movement of a certain group of securities by assigning  relative  values to the  securities  included in the index,  fluctuating  with  changes  in the market  values of the  securities  included  in the index.  Some  securities  index  options are based on a broad market  index,  such as the NYSE
Composite  Index,  or a narrower  market index such as the Standard & Poor's 100.  Indices may also be based on a particular industry or market segment.

Options on  securities  indices  are  similar to options  on  securities  except  that (1) the expiration cycles of securities index options are monthly,  while those of securities  options are currently quarterly,  and (2) the delivery  requirements are different.  Instead of giving the  right to take or make  delivery  of  securities  at a  specified  price,  an  option on a securities  index gives the holder the right to receive a cash  "exercise  settlement  amount"
equal to (a) the amount,  if any, by which the fixed  exercise price of the option exceeds (in the  case  of a put) or is less  than  (in the  case  of a  call)  the  closing  value  of the underlying  index on the  date of  exercise,  multiplied  by (b) a fixed  "index  multiplier."
Receipt of this cash amount will depend upon the closing  level of the  securities  index upon which the option is based being  greater  than,  in the case of a call,  or less than,  in the case of a put,  the exercise  price of the index and the exercise  price of the option times a specified  multiple.  The  writer  of the  option is  obligated,  in  return  for the  premium received,  to make  delivery  of this  amount.  Securities  index  options  may be  offset  by entering into closing transactions as described above for securities options.

As discussed in "Options on  Securities,"  the Fund would  normally  purchase a call option in anticipation  of an increase in the market  value of the  relevant  index.  The  purchase of a call  option  would  entitle the Fund,  in exchange  for the  premium  paid,  to receive  upon exercise  a cash  payment  based on the  level of the  index on the  exercise  date.  The Fund would  ordinarily  have a gain if the value of the index  increased  above the exercise  price sufficiently  to cover the  premium  and would have a loss if the value of the index  remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Fund would normally  purchase  "protective  puts"
in  anticipation  of a decline in the market  value of the relevant  index.  The purchase of a put option  would  entitle  the Fund,  in  exchange  for the  premium  paid,  to receive  upon exercise a cash  payment  based on the level of the index on the exercise  date.  The purchase of  protective  puts is generally  designed to offset or hedge against a decline in the market value of the  index.  The Fund  would  ordinarily  recognize  a gain if the value of the index decreased  below the exercise price  sufficiently  to cover the premium and would  recognize a loss if the value of the index  remained at or above the exercise  price.  Gains and losses on the purchase of protective  put options would tend to be offset by  countervailing  changes in the value of the index.

Because the value of an index option  depends upon  movements in the level of the index rather than the price of a  particular  security,  whether the Fund will  realize a gain or loss from the  purchase  or  writing  of  options on an index  depends  upon  movements  in the level of securities  prices in the securities  market generally or, in the case of certain indices,  in an industry or market  segment,  rather than movements in the price of a particular  security.
Accordingly,  successful  use by the Fund of options on securities  indices will be subject to the  Advisor's  ability to predict  correctly  movements in the  direction  of the  securities market generally or of a particular  industry.  This requires  different skills and techniques than predicting changes in the price of individual securities.

Options  on  securities  indices  entail  risks  in  addition  to  the  risks  of  options  on securities.  The  absence  of a liquid  secondary  market to close out  options  positions  on securities  indices  may be more  likely  to  occur,  although  the Fund  generally  will only purchase or write such an option if the  Advisor  believes  the option can be closed out.  Use of options on  securities  indices  also  entails the risk that trading in such options may be interrupted if trading in certain  securities  included in the index is interrupted.  The Fund will not  purchase  such  options  unless the  Advisor  believes  the  market is  sufficiently developed  such  that the risk of  trading  in such  options  is no  greater  than the risk of trading in options on securities.

Price  movements in the Fund's  portfolio may not correlate  precisely  with  movements in the level of an index and,  therefore,  the use of options on indices  cannot  serve as a complete hedge.  Because options on securities  indices require  settlement in cash, the Advisor may be
forced  to  liquidate  portfolio  securities  to  meet  settlement  obligations.   The  Fund's
activities  in  index  options  may also be  restricted  by the  requirements  of the Code for qualification as a regulated investment company.

In  addition,  the hours of trading for options on the  securities  indices may not conform to the hours during which the  underlying  securities  are traded.  To the extent that the option markets close before the markets for the  underlying  securities,  significant  price and rate movements  can take place in the  underlying  securities  markets  that cannot be reflected in the  option  markets.  It is  impossible  to predict  the volume of trading  that may exist in such  options,  and there can be no  assurance  that viable  exchange  markets will develop or continue.

Options on Non-US  Securities  Indices.  The Fund may  purchase and write put and call options on foreign securities indices listed on domestic and foreign  securities  exchanges.  The Fund will write call  options  only if they are  "covered."  The Fund may also  purchase  and write
OTC options on foreign securities indices.

The Fund may, to the extent allowed by federal and state  securities  laws,  invest in options on non-US securities  indices instead of investing  directly in individual non-US  securities.
The Fund may also use foreign  securities  index options for bona fide hedging and non-hedging purposes.

Yield  Curve  Options.  The  Fund  may  enter  into  options  on the  yield  spread  or  yield differential  between two  securities.  These options are referred to as yield curve  options.
In  contrast  to other  types of  options,  a yield  curve  option is based on the  difference between  the  yields of  designated  securities,  rather  than the  prices  of the  individual securities,  and is settled  through  cash  payments.  Accordingly,  a yield  curve  option is profitable  to the holder if this  differential  widens (in the case of a call) or narrows (in the case of a put),  regardless of whether the yields of the  underlying  securities  increase or decrease.

Spreadlocks.  The Fund may enter into  spreadlocks.  A spreadlock  is a form of swap  contract which is an exchange of a one-time  cash payment  between the Fund and another  party which is based on a specific  financial  index. A spreadlock  allows an interest rate swap user to lock in the  forward  differential  between  the  interest  rate  swap  rate  and the  yield of the government  bond  underlying the swap.  Essentially,  a spreadlock  allows the investor to buy or sell the spread forward by entering into a forward  contract on the swap spread (i.e.,  the spread between the government  yield and the swap rate (or yield)) for a given  maturity.  The price  of a  spreadlock  is  determined  by  the  yield  spread  between  a  forward  starting fixed/floating  swap and a forward  transaction  in a government  bond.  The value of the swap is  adjusted  daily  and the  change  in value  is  recorded  as  unrealized  appreciation  or depreciation  up until the  agreement  matures  at which time the cash  payment,  based on the value of the swap on the maturity date, is exchanged between the two parties.

Derivative Securities:  Futures Contracts and Options on Futures Contracts

General.  The Fund may  enter  into  futures  contracts  on  securities,  securities  indices, foreign  currencies and interest  rates,  and purchase and write (sell) options  thereon which are traded on exchanges  designated by the Commodity  Futures Trading  Commission (the "CFTC")
or, if consistent with CFTC  regulations,  on foreign  exchanges.  These futures contracts are standardized  contracts for the future delivery of, among other things, a commodity,  a non-US currency,  an interest rate sensitive  security or, in the case of index futures  contracts or certain other futures  contracts,  a cash settlement with reference to a specified  multiplier times the  change in the  index.  An option on a  futures  contract  gives the  purchaser  the right, in return for the premium paid, to assume a position in a futures contract.

The Fund will engage in futures and related  options  transactions  only for bona fide hedging or other  non-hedging  purposes as permitted by CFTC regulations which permit principals of an investment  company  registered  under  the 1940 Act to engage  in such  transactions  without registering  as  commodity  pool  operators.  The Fund may,  for  example,  enter into futures contracts and options on futures  contracts on securities,  securities  indices and currencies to manage its exposure to changing  interest  rates,  security  prices and  currency  exchange rates or as an efficient  means of managing  allocations  between asset  classes.  All futures contracts  entered  into by the Fund is traded  on US  exchanges  or boards of trade  that are licensed and  regulated  by the CFTC or on foreign  exchanges  approved by the CFTC.  The Fund will determine  that the price  fluctuations  in the futures  contracts and options on futures used for hedging  purposes are  substantially  related to price  fluctuations in securities or instruments  held by the Fund or  securities  or  instruments  which they expect to  purchase.
Aggregate  initial  margin and  premiums  required  to  establish  positions  other than those considered  by the CFTC to be "bona fide  hedging"  will not exceed 5% of the Fund's net asset value,  after  taking  into  account  unrealized  profits  and  unrealized  losses on any such contracts.

The Fund's futures  transactions may be entered into for traditional  hedging purposes -- i.e., futures  contracts  will be sold to protect  against a decline in the price of securities  (or the currency in which they are  denominated)  that the Fund owns or futures  contracts will be purchased  to  protect  the Fund  against  an  increase  in the  price of  securities  (or the currency in which they are  denominated)  that the Fund  intends to  purchase.  As evidence of this  hedging  intent,  the Fund  expects  that,  on 75% or more of the  occasions on which it takes a long futures or option  position  (involving the purchase of futures  contracts),  the
Fund will have  purchased,  or will be in the  process of  purchasing,  equivalent  amounts of related  securities (or assets  denominated in the related currency) in the cash market at the time when the futures or option position is closed out.  However,  in particular  cases,  when it is  economically  advantageous  for  the  Fund to do so,  a long  futures  position  may be terminated or an option may expire without the  corresponding  purchase of securities or other assets.  The Fund may not invest  more than 25% of its total  assets in  purchased  protective put options.

The successful  use of futures  contracts and options  thereon draws upon the Advisor's  skill
and  experience   with  respect  to  such   instruments   and  are  subject  to  special  risk
considerations.  A liquid  secondary  market for any  futures or options  contract  may not be available when a futures or options  position is sought to be closed.  In addition,  there may be an  imperfect  correlation  between  movements in the  securities  or currency in the Fund.
Successful use of futures or options  contracts is further  dependent on the Advisor's ability to  predict  correctly  movements  in  the  securities  or  foreign  currency  markets  and no assurance can be given that its judgment will be correct.

Futures  Contracts.  Futures  contracts are contracts to purchase or sell a fixed amount of an underlying  instrument,  commodity  or index  at a fixed  time and  place  in the  future.  US futures  contracts  have been  designed  by  exchanges  which have been  designated  "contract markets"  by the  CFTC,  and must be  executed  through  a  futures  commission  merchant,  or brokerage firm,  which is a member of the relevant  contract market.  Futures  contracts trade on a number of exchange  markets,  and,  through their  clearing  corporations,  the exchanges guarantee  performance of the contracts as between the clearing  members of the exchange.  The
Fund may enter into  contracts  for the purchase or sale for future  delivery of  fixed-income or equity securities,  foreign  currencies,  or financial indices including any index of US or foreign securities,  US government  securities,  foreign government  securities,  or corporate debt  securities.  Futures  contracts  on  foreign  currencies  may be  used  for  speculative purposes or to hedge the value of securities that are denominated in foreign currencies.

At the same time a futures  contract is entered  into,  the Fund must  allocate cash or liquid securities  as a good  faith  deposit to  maintain  the  position  ("initial  margin").  Daily thereafter,  the  futures  contract  is valued and the  payment of  "variation  margin" may be required,  since each day the Fund would  provide or receive cash that reflects any decline or increase in the contract's value.

Although  futures  contracts  (other than those that settle in cash, such as index futures) by their terms call for the actual  delivery or  acquisition  of the  instrument  underlying  the contract,  in most cases the contractual  obligation is fulfilled by offset before the date of the  contract  without  having  to make or take  delivery  of the  instrument  underlying  the contract.  The  offsetting of a contractual  obligation  is  accomplished  by entering into an opposite  position in an identical  futures contract on the commodities  exchange on which the futures  contract  was entered  into (or a linked  exchange)  calling for delivery in the same month.  Such a  transaction,  which is effected  through a member of an exchange,  cancels the obligation  to make or take delivery of the  instrument  underlying  the  contract.  Since all transactions  in the futures  market are made,  offset or  fulfilled  through a  clearinghouse associated  with the  exchange  on which  the  contracts  are  traded,  the  Fund  will  incur brokerage fees when it enters into futures contracts.

One purpose of the  acquisition or sale of a futures  contract,  in cases where the Fund holds or intends to acquire  fixed-income  or equity  securities,  is to attempt to protect the Fund from  fluctuations  in interest or foreign  exchange  rates or in  securities  prices  without actually  buying or selling  fixed-income  or equity  securities  or foreign  currencies.  For example,  if interest  rates were  expected to increase  (which thus would cause the prices of debt  securities  to  decline),  the Fund might enter into futures  contracts  for the sale of debt  securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt  securities  owned by the Fund. If interest  rates did increase,  the value of the debt security in the Fund would  decline,  but the value of the futures  contracts to the Fund would  increase at  approximately  the same rate,  thereby  keeping the net asset value of the
Fund from  declining as much as it otherwise  would have.  The Fund could  accomplish  similar results by  selling  debt  securities  and  investing  in bonds  with  short  maturities  when interest  rates are expected to  increase.  However,  since the futures  market is more liquid than the cash market,  the use of futures  contracts  as an  investment  technique  allows the
Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly,  when it is expected that interest rates may decline (thus  increasing the value of debt securities),  futures contracts may be purchased to attempt to hedge against  anticipated purchases  of debt  securities  at  higher  prices.  Since  the  fluctuations  in the value of futures  contracts  should  be  similar  to those of debt  securities,  the  Fund  could  take advantage of the  anticipated  rise in the value of debt  securities  without  actually buying them  until  the  market  had  stabilized.  At that  time,  the  futures  contracts  could  be liquidated  and the Fund could then buy debt  securities  on the cash market.  The  segregated assets  maintained  to cover the Fund's  obligations  with respect to such  futures  contracts will consist of cash or liquid  securities  in an amount equal to the  difference  between the fluctuating  market value of such futures  contracts  and the  aggregate  value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary  spreads  between  prices in the cash and futures  market,  due to differences in the nature of those  markets,  are subject to  distortions.  First,  all  participants  in the futures  market  are  subject  to initial  and  variation  margin  requirements.  Rather  than meeting  additional  variation  margin  requirements,  investors may close  futures  contracts through offsetting  transactions which could distort the normal relationship  between the cash
and  futures  markets.   Second,   the  liquidity  of  the  futures  market  depends  on  most participants  entering into  offsetting  transactions  rather than making or taking  delivery.
To the  extent  that many  participants  decide  to make or take  delivery,  liquidity  in the futures market could be reduced,  thus  producing  distortion.  Third,  from the point of view of  speculators,  the margin  requirements  in the futures market are less onerous than margin requirements in the securities market.  Therefore,  increased  participation by speculators in the  futures  market  may  cause  temporary  price  distortions.  Due  to the  possibility  of distortion,  a correct  forecast  of  securities  price,  general  interest  rate or  currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition,  futures contracts entail significant  risks.  Although the Advisor believes that use of such  contracts will benefit the Fund, if the Advisor's  investment  judgment about the general  direction  of  securities  prices,  currency  rates,  interest  rates  or an index is incorrect,  the Fund's  overall  performance  would be poorer than if it had not entered  into any such  contract.  For  example,  if the Fund  has  hedged  against  the  possibility  of an increase in interest  rates or a decrease in an index which would  adversely  affect the value of  securities  held in its  portfolio  and  interest  rates  decrease  or  securities  prices increase  instead,  the Fund will lose part or all of the  benefit of the  increased  value of its  securities  which it has hedged  because it will have  offsetting  losses in its  futures positions.  In addition,  in such situations,  if the Fund has insufficient  cash, it may have to sell  securities  from its  portfolio to meet daily  variation  margin  requirements.  Such sales of securities  may be, but will not  necessarily  be, at increased  prices which reflect the  rising  market.  The  Fund  may  have  to  sell  securities  at a  time  when  it  may be disadvantageous to do so.

Futures  contracts (and options  thereon) are valued at the most recent  settlement  price, if available,  on the exchange on which they are traded most  extensively.  With the exception of
S&P 500 and NASDAQ 100 futures  contracts,  closing settlement times are prior to the close of trading  on the New  York  Stock  Exchange.  For S&P 500 and  NASDAQ  100  futures  contracts, closing  settlement  prices are normally  available at approximately  4:20 Eastern time. If no settlement is available, the last traded price on such exchange will be used.

Futures  Contracts  on  Securities  Indices.  The Fund may also enter into  futures  contracts providing for the making and acceptance of a cash  settlement  based upon changes in the value of an index of US or non-US  securities.  Index futures may be used for speculative  purposes, as a low-cost method of gaining exposure to a particular  securities  market without investing directly  in those  securities  or to hedge  against  anticipated  future  changes  in general market prices which  otherwise might either  adversely  affect the value of securities held by the Fund or adversely  affect the prices of  securities  which are intended to be purchased at a later  date for the Fund or as an  efficient  means of  managing  allocation  between  asset classes.  An index  futures  contract  may also be  entered  into to close  out or  offset  an existing futures position.

When used for hedging  purposes,  each transaction in futures  contracts on a securities index involves  the  establishment  of a  position  which,  the  Advisor  believes,  will  move in a direction  opposite to that of the  investment  being hedged.  If these  hedging  transactions are  successful,  the  futures  positions  taken  for the Fund will rise in value by an amount which  approximately  offsets the  decline in value of the  portion of the Fund's  investments that are being hedged.  Should  general market prices move in an unexpected  manner,  the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts  (Including  Futures Contracts on Securities  Indices).  The Fund
may  purchase  and write  (sell)  options  on futures  contracts  for  speculative  or hedging purposes.  For  example,  as with the  purchase  of  futures  contracts,  when the Fund is not fully invested,  it may purchase a call option on an interest rate sensitive  futures contract to hedge  against a potential  price  increase on debt  securities  due to declining  interest rates.

The  purchase  of a call  option on a futures  contract  is  similar in some  respects  to the purchase  of a call option on an index or  individual  security.  Depending  on the pricing of the option  compared  to either the price of the  futures  contract  upon which it is based or the price of the underlying  debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures  contract  may  constitute a partial  hedge  against declining  prices of the underlying  portfolio  securities  which are the same as or correlate with the security or foreign  currency  futures  contract that is deliverable upon exercise of the option on that  futures  contract.  If the futures  price at  expiration  of the option is below the  exercise  price  specified  in the option,  the Fund will retain the full amount of the net premium  (the  premium  received  for writing the option less any  commission),  which provides a partial hedge against any decline that may have occurred in the Fund's holdings.

The  writing of a put option on an index  futures  contract  may  constitute  a partial  hedge against  increasing  prices  of  the  underlying  securities  or  foreign  currency  that  are deliverable  upon  exercise of the futures  contract.  If the futures  price at  expiration of the option is higher  than the  exercise  price,  the Fund will  retain the full amount of the option net  premium,  which  provides a partial  hedge  against  any  increase in the price of securities that the Fund intends to purchase.

If a put or call  option the Fund has  written is  exercised,  the Fund will incur a loss that will be reduced  by the amount of the net  premium  it  receives.  Depending  on the degree of correlation  between  changes  in the value of its  portfolio  securities  and  changes in the value of its futures  positions,  the Fund's  losses from  existing  options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The  purchase  of a call or put  option  on a futures  contract  with  respect  to an index is similar in some  respects  to the  purchase  of a call or  protective  put option on an index.
For  example,  the Fund may  purchase  a put  option  on an index  futures  contract  to hedge against the risk of declining securities values.

The amount of risk the Fund assumes when it purchases an option on an index  futures  contract is the  premium  paid for the option  plus  related  transaction  costs.  In  addition  to the correlation  risks discussed  above, the purchase of such an option also entails the risk that changes in the value of the  underlying  futures  contract will not be fully  reflected in the value of the option purchased.

Derivative Securities:  Swap Agreements

General.  The Fund may enter into swaps  relating  to  indices,  currencies,  interest  rates, equity and debt  interests  without  limit.  A swap  transaction  is an agreement  between the
Fund and a counter party to act in accordance  with the terms of the swap  contract.  Interest rate  swaps  involve  the  exchange  by the  Fund  with  another  party  of  their  respective commitments  to pay or  receive  interest,  such as an  exchange  of fixed rate  payments  for floating  rate  payments.  Mortgage  swaps are  similar  to  interest  rate swaps in that they represent  commitments to pay and receive interest.  The notional  principal amount,  however, is tied to a reference  pool or pools of  mortgages.  Index swaps  involve the exchange by the
Fund  with  another  party of the  respective  amounts  payable  with  respect  to a  notional principal  amount  related to one or more  indexes.  Currency  swaps  involve the  exchange of cash flows on a  notional  amount of two or more  currencies  based on their  relative  future values.  An  equity  swap  is an  agreement  to  exchange  streams  of  payments  computed  by reference  to a notional  amount  based on the  performance  of a basket of stocks or a single stock.  The  purchase of an interest  rate cap entitles  the  purchaser,  to the extent that a specified  index exceeds a  predetermined  interest rate, to receive  payment of interest on a notional  principal  amount from the party  selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser,  to the extent that a specified  index falls below a  predetermined  interest  rate,  to receive  payments of  interest  on a notional  principal amount  from the party  selling  the  interest  rate  floor.  An  interest  rate collar is the combination  of a cap and a floor  that  preserves  a certain  return  within a  predetermined range of interest rates.

The Fund may enter  into these  transactions  to  preserve a return or spread on a  particular investment or portion of its assets, to protect against currency  fluctuations,  as a duration management  technique or to protect  against any increase in the price of securities  the Fund anticipates  purchasing  at a later  date.  The  Fund  may  also  use  such  transactions  for speculative  purposes,  such as to obtain the price performance of a security without actually purchasing  the  security  in  circumstances,  for  example,  where the  subject  security  is illiquid,  is unavailable for direct  investment or available only on less  attractive  terms.
Swaps have special risks  associated  including  possible  default by the  counterpart  to the transaction,  illiquidity  and,  where  swaps are used as  hedges,  the risk that the use of a swap could result in losses  greater  than if the swap had not been  employed.  See  "Illiquid
Securities."

The Fund will  usually  enter into swaps on a net basis  (i.e.  the two  payment  streams  are netted out in a cash  settlement  on the payment  date or dates  specified  in the  agreement, with  the Fund  receiving  or  paying,  as the case  may be,  only the net  amount  of the two payments).  Swaps do not  involve the  delivery  of  securities,  other  underlying  assets or principal.  Accordingly,  the risk of loss with  respect to swaps is limited to the net amount of  payments  that the Fund is  contractually  obligated  to make or  receive.  If the counter party to a swap  defaults,  the Fund's  risk of loss  consists  of the net amount of  payments that the Fund is  contractually  entitled  to receive.  Where swaps are entered  into for good faith  hedging  purposes,  the Advisor  believes such  obligations  do not  constitute  senior securities  under the 1940 Act and,  accordingly,  will not treat them as being subject to the
Fund's  borrowing  restrictions.   Where  swaps  are  entered  into  for  other  than  hedging purposes,  the Fund  will  segregate  an amount of cash or other  liquid  securities  having a value equal to the accrued excess of its obligations  over  entitlements  with respect to each swap on a daily basis.

Whether the use of swap agreements  will be successful in furthering its investment  objective will  depend  on  the  Advisor's  ability  to  correctly  predict  whether  certain  types  of investments  are likely to  produce  greater  returns  than other  investments.  Certain  swap agreements may be considered to be illiquid  because they are two party  contracts and because they may have terms of  greater  than seven  days.  Moreover,  the Fund bears the risk of loss of the amount  expected to be received  under a swap  agreement in the event of the default or bankruptcy  of a swap  agreement  counter  party.  In addition,  the Fund will enter into swap agreements  only with counter parties that would be eligible for  consideration  as repurchase
agreement  counter  parties  under  the  Fund's  repurchase  agreement   guidelines.   Certain
restrictions  imposed  on the  Fund by the Code  may  limit  the  Fund's  ability  to use swap agreements.  The swaps market is a  relatively  new market and is largely  unregulated.  It is possible that developments in the swaps market,  including  potential  government  regulation, could  adversely  affect the Fund's  ability  to  terminate  existing  swap  agreements  or to realize amounts to be received under such agreements.

Certain swap  agreements  are exempt from most  provisions of the Commodity  Exchange Act (the
"CEA") and,  therefore,  are not regulated as futures or commodity option  transactions  under the CEA,  pursuant to  regulations  approved  by the CFTC  effective  February  22,  1993.  To qualify for this  exemption,  a swap agreement must be entered into by eligible  participants, which  includes the  following,  provided the  participant's  total assets exceed  established levels:  a bank or trust  company,  savings  association or credit union,  insurance  company, investment  company subject to regulation  under the 1940 Act,  commodity  pool,  corporation, partnership,  proprietorship,  organization,  trust or other  entity,  employee  benefit plan,
governmental  entity,   broker-dealer,   futures  commission  merchant,   natural  person,  or
regulated  foreign person.  To be eligible,  natural persons and most other entities must have total assets  exceeding  $10 million;  commodity  pools and employee  benefit  plans must have asset  exceeding  $5 million.  In  addition,  an  eligible  swap  transaction  must meet three conditions.  First,  the swap  agreement  may not be part of a  fungible  class of  agreements that are standardized as to their material economic terms.  Second,  the  creditworthiness  of parties  with actual or  potential  obligations  under the swap  agreement  must be a material consideration  in entering  into or  determining  the terms of the swap  agreement,  including pricing,  cost or credit  enhancement  terms.  Third,  swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This  exemption  is  not  exclusive,  and  participants  may  continue  to  rely  on  existing exclusions  for swaps,  such as the Policy  Statement  issued in July 1989 which  recognized a
"safe  harbor"  for  swap   transactions  from  regulation  as  futures  or  commodity  option transactions  under  the  CEA or  its  regulations.  The  Policy  Statement  applies  to  swap transactions  settled in cash that: (1) have  individually  tailored terms;  (2) lack exchange style offset and the use of a clearing  organization  or margin system;  (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

The Fund  will not  enter  into  any  swap,  cap or floor  transaction  unless  the  unsecured commercial  paper,  senior debt or the  claims-paying  ability of the other  party  thereto is considered  to be  investment  grade by the Advisor.  If there is a default by the other party to such a  transaction,  the Fund will have  contractual  remedies  pursuant to the agreements related to the  transaction.  The swap market has grown  substantially  in recent years with a large number of banks and  investment  banking firms acting both as  principals  and as agents
utilizing  standardized  swap  documentation.   As  a  result,  the  swap  market  has  become
relatively  liquid in  comparison  with the markets for other  similar  instruments  which are traded in the  interbank  market.  See  "Illiquid  Securities."  Restrictions  adopted  by the
CFTC may in the future restrict the Fund's ability to enter into swap transactions.

Derivative Securities:  Hedging Strategies

Hedging  Strategies.  The Fund may use certain strategies  designed to adjust the overall risk of  its  investment  portfolio.  These  "hedging"  strategies  involve  derivative  contracts, including (but not limited to) futures contracts and  exchange-traded  put and call options on such futures  contracts.  New financial  products and risk management  techniques  continue to be  developed  and may be  used if  consistent  with  the  Fund's  investment  objectives  and policies.  Among  other  purposes,  these  hedging  strategies  may  be  used  to  effectively maintain a desired portfolio duration or to protect against market risk.

The Fund  might  not use any  hedging  strategies,  and  there  can be no  assurance  that any strategy  used will  succeed.  If the Advisor is incorrect  in its judgment on market  values, interest  rates,  currency rates or other economic  factors in using a hedging  strategy,  the
Fund may have  lower net  income and a net loss on the  investment.  Each of these  strategies involves certain risks, which include:

o        the fact that the skills needed to use hedging  instruments  are different from those needed to select securities for the Fund;

o        the possibility of imperfect correlation,  or even no correlation,  between the price movements of hedging  instruments and price movements of the securities or currencies being hedged;

o        possible  constraints  placed on the Fund's  ability to  purchase  or sell  portfolio investments at  advantageous  times due to the need for the Fund to maintain  "cover"
         or to segregate securities; and

o        the  possibility  that the Fund will be unable to close out or  liquidate  its hedged position.

A hedge  is  designed  to  offset a loss in a  portfolio  position  with a gain in the  hedged position;  at the same time,  however,  a properly  correlated  hedge will result in a gain in the portfolio  position being offset by a loss in the hedged  position.  As a result,  the use of  derivative  transactions  for  hedging  purposes  could limit any  potential  gain from an increase in the value of the position  hedged.  With respect to futures  contracts,  since the value of portfolio  securities  will  generally far exceed the value of the futures  contracts sold by the Fund, an increase in the value of the futures  contracts could only mitigate,  but not totally offset, the decline in the value of the Fund's assets.

In  hedging  transactions  based on an index,  whether  the Fund  will  realize a gain or loss depends upon movements in the level of securities  prices in the securities  market  generally or, in the case of certain  indexes,  in an industry or market segment,  rather than movements in the price of a  particular  security.  The risk of imperfect  correlation  increases as the composition of the Fund's  portfolio  varies from the  composition of the index.  In an effort to compensate for imperfect  correlation of relative  movements in the hedged position and the hedge,  the Fund's  hedge  positions  may be in a greater  or lesser  dollar  amount  than the dollar amount of the hedged  position.  Such "over  hedging" or "under  hedging" may adversely affect the Fund's net investment  results if market  movements are not as anticipated when the hedge is established.

Securities  index  futures  transactions  may be  subject  to  additional  correlation  risks.
First,  all  participants  in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting  additional  margin  deposit  requirements,  investors  may close  futures  contracts  through  offsetting  transactions  which  would  distort the normal relationship  between the securities  index and futures markets.  Secondly,  from the point of view of  speculators,  the deposit  requirements  in the futures  market are less onerous than
margin  requirements  in  the  securities  market.   Therefore,   increased  participation  by
speculators  in the futures  market also may cause  temporary  price  distortions.  Because of the  possibility  of price  distortions  in the futures  market and the imperfect  correlation between  movements  in a  securities  index and  movements  in the price of  securities  index futures,  a correct  forecast of general  market trends by the Advisor still may not result in a successful hedging transaction.

To the  extent  that  the  Fund  engages  in the  strategies  described  above,  the  Fund may experience  losses  greater than if these  strategies  had not been  utilized.  In addition to the risks  described  above,  these  instruments  may be  illiquid  and/or  subject to trading limits,  and the Fund may be unable  to close out a  position  without  incurring  substantial losses,  if at all.  The Fund is also  subject to the risk of a default by a  counterparty  to an off-exchange transaction.  See "Illiquid Securities."

Mortgage-Backed and Asset-Backed Securities

General   Characteristics.   The  Fund   may   invest   in   mortgage-backed   securities.   A
mortgage-backed  security  consists of a pool of mortgage loans evidenced by promissory  notes secured by first  mortgages  or first  deeds of trust or other  similar  security  instruments creating  a first  lien on  owner  occupied  and  non-owner  occupied  one-unit  to  four-unit residential properties,  multifamily (i.e., five or more) properties,  agriculture properties, commercial properties and mixed use properties.

The  investment  characteristics  of  adjustable  and fixed  rate  mortgage-backed  securities differ from those of traditional  fixed-income  securities.  The major differences include the payment of interest and principal on  mortgage-backed  securities on a more frequent  (usually monthly)  schedule,  and the  possibility  that  principal  may be  prepaid at any time due to prepayments on the underlying  mortgage loans or other assets.  These  differences  can result in  significantly  greater  price  and  yield  volatility  than is the case  with  traditional fixed-income securities.  As a result, if the Fund purchases  mortgage-backed  securities at a premium,  a faster than expected  prepayment  rate will decrease both the market value and the yield to maturity  from those which were  anticipated.  A prepayment  rate that is slower than expected  will have the opposite  effect of  increasing  yield to maturity  and market  value.
Conversely,  if the Fund  purchases  mortgage-backed  securities  at a  discount,  faster than expected  prepayments  will  increase,  while slower than expected  prepayments  will decrease yield to maturity and market  values.  To the extent that the Fund invests in  mortgage-backed securities,  the Advisor may seek to manage  these  potential  risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Government Guaranteed  Mortgage-Backed  Securities.  The Fund's investments in mortgage-backed securities  may include  securities  issued or  guaranteed  by the US government or one of its agencies,  authorities,  instrumentalities  or  sponsored  enterprises,  such as  Ginnie  Mae,
Fannie  Mae  and  Freddie  Mac.   There  are  several  types  of  guaranteed   mortgage-backed
securities currently available,  including guaranteed mortgage  pass-through  certificates and multiple class securities,  which include  guaranteed Real Estate Mortgage  Investment Conduit
Certificates  ("REMIC   Certificates"),   collateralized  mortgage  obligations  and  stripped
mortgage-backed   securities.   The  Fund  are   permitted   to  invest  in  other   types  of
mortgage-backed  securities that may be available in the future to the extent  consistent with the Fund's investment policies and objectives.

Ginnie  Mae  Certificates.  Ginnie  Mae is a wholly  owned  corporate  instrumentality  of the
United States within the  Department of Housing and Urban  Development.  The National  Housing
Act of 1934, as amended (the  "Housing  Act"),  authorizes  Ginnie Mae to guarantee the timely payment of the  principal  of and interest on  certificates  that are based on and backed by a pool of mortgage loans insured by the Federal  Housing  Administration  under the Housing Act, or Title V of the  Housing Act of 1949 ("FHA  Loans"),  or  guaranteed  by the  Department  of
Veterans  Affairs under the  Servicemen's  Readjustment  Act of 1944, as amended ("VA Loans"), or by pools of other  eligible  mortgage  loans.  The Housing Act provides that the full faith and  credit  of the US  government  is  pledged  to the  payment  of all  amounts  that may be required  to be paid under any Ginnie Mae  guaranty.  In order to meet its  obligations  under such  guaranty,  Ginnie Mae is authorized  to borrow from the US Treasury with no  limitations as to amount.

The Ginnie Mae  Certificates  in which the Fund may invest will  represent a pro rata interest in one or more pools of the following  types of mortgage loans:  (1) fixed-rate  level payment mortgage  loans;  (2) fixed-rate  graduated  payment  mortgage loans;  (3) fixed-rate  growing equity mortgage loans;  (4) fixed-rate  mortgage loans secured by manufactured (mobile) homes;
(5) mortgage  loans on multifamily  residential  properties under  construction;  (6) mortgage loans on completed  multifamily projects;  (7) fixed-rate  mortgage loans as to which escrowed
Fund are used to  reduce  the  borrower's  monthly  payments  during  the  early  years of the mortgage loans ("buy down" mortgage  loans);  (8) mortgage  loans that provide for adjustments in payments  based on  periodic  changes in interest  rates or in other  payment  terms of the mortgage loans; and (9) mortgage-backed serial notes.

Fannie  Mae   Certificates.   Fannie  Mae  is  a  federally   chartered  and  privately  owned
corporation  organized and existing under the Federal National  Mortgage  Association  Charter
Act of 1938.  The  obligations  of Fannie  Mae are not  backed by the full faith and credit of the US government.  Each Fannie Mae  Certificate  will represent a pro rata interest in one or more pools of FHA Loans,  VA Loans or conventional  mortgage loans (i.e.,  mortgage loans that
are  not  insured  or  guaranteed  by  any  governmental   agency)  of  the  following  types:
(1) fixed-rate  level payment  mortgage loans;  (2) fixed-rate  growing equity mortgage loans;
(3) fixed-rate  graduated payment mortgage loans;  (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and  (6) fixed-rate  and adjustable  mortgage loans secured by multifamily projects.

Freddie Mac  Certificates.  Freddie Mac is a corporate  instrumentality  of the United  States created  pursuant to the  Emergency  Home Finance Act of 1970,  as amended (the "FHLMC  Act").
The  obligations  of Freddie Mac are  obligations  solely of Freddie Mac and are not backed by the full faith and credit of the US  government.  Freddie  Mac  Certificates  represent  a pro rata interest in a group of mortgage loans (a "Freddie Mac  Certificate  group")  purchased by
Freddie  Mac. The  mortgage  loans  underlying  the Freddie Mac  Certificates  will consist of fixed-rate or adjustable  rate mortgage  loans with original  terms to maturity of between ten and  thirty  years,  substantially  all of  which  are  secured  by  first  liens  on  one- to four-family  residential  properties  or  multifamily  projects.  Each mortgage loan must meet the  applicable  standards  set forth in the FHLMC Act. A Freddie  Mac  Certificate  group may include whole loans,  participating  interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Multiple Class  Mortgage-Backed  Securities  (Collateralized  Mortgage  Obligations  and REMIC
Certificates).  The Fund may invest in multiple  class  mortgage-backed  securities  including collateralized  mortgage  obligations  ("CMOs") and REMIC  Certificates.  These securities may be issued by US government  agencies and  instrumentalities  such as Fannie Mae or Freddie Mac or by trusts formed by private  originators  of, or investors in,  mortgage  loans,  including savings and loan  associations,  mortgage  bankers,  commercial  banks,  insurance  companies, investment  banks and special  purpose  subsidiaries  of the foregoing.  In general,  CMOs are debt  obligations  of a legal entity that are  collateralized  by a pool of mortgage  loans or mortgage-backed  securities  the  payments  on which are used to make  payments on the CMOs or
multiple  class   mortgage-backed   securities.   REMIC  Certificates   represent   beneficial
ownership  interests in a REMIC trust,  generally  consisting of mortgage loans or Fannie Mae,
Freddie Mac or Ginnie Mae  guaranteed  mortgage-backed  securities  (the  "Mortgage  Assets").
The  obligations  of Fannie Mae or Freddie  Mac under their  respective  guaranty of the REMIC
Certificates  are  obligations  solely of Fannie Mae or Freddie  Mac,  respectively.  Although investors  may  purchase  beneficial  interests  in  REMICs,  which  are  known  as  "regular"
interests  or  "residual"  interests,  the Fund does not  intend  to  purchase  such  residual interests in REMICs.

Fannie  Mae  REMIC  Certificates  are  issued  and  guaranteed  as to timely  distribution  of principal  and  interest  by  Fannie  Mae.  In  addition,  Fannie  Mae  will be  obligated  to distribute the principal balance of each class of REMIC  Certificates in full,  whether or not sufficient Fund are otherwise available.

Freddie Mac guarantees the timely  payment of interest on Freddie Mac REMIC  Certificates  and also  guarantees  the  payment  of  principal  as  payments  are  required  to be  made on the underlying  mortgage  participation  certificates  ("PCs").  PCs represent undivided interests in specified  level  payment,  residential  mortgages or  participation  therein  purchased by
Freddie Mac and placed in a PC pool.  With respect to principal  payments on PCs,  Freddie Mac generally  guarantees  ultimate  collection  of all  principal of the related  mortgage  loans without  offset or  deduction.  Freddie Mac also  guarantees  timely  payment of  principal of certain PCs.

CMOs and REMIC  Certificates  are  issued in  multiple  classes.  Each  class of CMOs or REMIC
Certificates,  often  referred to as a "tranche," is issued at a specific  adjustable or fixed interest  rate  and  must be  fully  retired  no  later  than  its  final  distribution  date.
Principal  prepayments on the underlying  mortgage  loans or the mortgaged  assets  underlying the  CMOs or  REMIC  Certificates  may  cause  some  or all of the  classes  of CMOs or  REMIC
Certificates  to be  retired  substantially  earlier  than  their  final  distribution  dates.
Generally,  interest  is paid or accrues on all  classes  of CMOs or REMIC  Certificates  on a monthly basis.

The  principal of and  interest on the  mortgaged  assets may be  allocated  among the several tranches in various  ways.  In certain  structures  (known as  "sequential  pay" CMOs or REMIC
Certificates),  payments of principal,  including any principal  prepayments,  on the Mortgage
Assets  generally  are  applied to the classes of CMOs or REMIC  Certificates  in the order of their  respective  final  distribution  dates.  Thus, no payment of principal  will be made on any class of  sequential  pay CMOs or REMIC  Certificates  until all other  classes  having an earlier  final  distribution  date have been paid in full.  Additional  structures of CMOs and
REMIC  Certificates  include,  among  others,  "parallel  pay"  CMOs and  REMIC  Certificates.
Parallel pay CMOs or REMIC  Certificates  are those which are  structured  to apply  principal payments and  prepayments  of the mortgaged  assets to two or more classes  concurrently  on a proportionate or  disproportionate  basis. These simultaneous  payments are taken into account in calculating the final distribution date of each class.

A wide  variety  of REMIC  Certificates  may be  issued  in  parallel  pay or  sequential  pay structures.  These securities include accrual  certificates  (also known as "Z-Bonds"),  which only  accrue  interest  at a  specified  rate until all other  certificates  having an earlier final  distribution date have been retired and are converted  thereafter to an interest-paying security,  and planned amortization class ("PAC")  certificates,  which are parallel pay REMIC
Certificates  that generally  require that  specified  amounts or principal be applied on each payment  date to one or more  classes or REMIC  Certificates  (the "PAC  Certificates"),  even though all other  principal  payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC  Certificates.  The scheduled  principal payments for the PAC  Certificates  generally  have the highest  priority on each payment date after  interest  due has been paid to all  classes  entitled  to receive  interest  currently.
Shortfalls,  if any,  are  added to the  amount  payable  on the next  payment  date.  The PAC
Certificate  payment  schedule is taken into  account in  calculating  the final  distribution date of each class of PAC. In order to create PAC  tranches,  one or more  tranches  generally must be created that absorb most of the volatility in the underlying  mortgage  assets.  These tranches  tend to have  market  prices and yields that are much more  volatile  than other PAC classes.

Privately  Issued  Mortgage-Backed  Securities.  The Fund may also  invest in  mortgage-backed securities  issued by trusts or other entities  formed or sponsored by private  originators of and institutional  investors in mortgage loans and other foreign or domestic  non-governmental entities (or representing  custodial  arrangements  administered by such institutions).  These
private   originators  and  institutions   include  domestic  and  foreign  savings  and  loan
associations,  mortgage bankers,  commercial banks, insurance companies,  investment banks and special purpose  subsidiaries of the foregoing.  Privately issued  mortgage-backed  securities are generally  backed by pools of conventional  (i.e.,  non-government  guaranteed or insured)
mortgage  loans.  Since  such  mortgage-backed  securities  are not  guaranteed  by an  entity having the credit  standing  of Ginnie Mae,  Fannie Mae or Freddie  Mac, in order to receive a high  quality  rating,  they  normally  are  structured  with  one or more  types  of  "credit enhancement."  Such credit  enhancements  fall  generally into two  categories;  (1) liquidity protection  and (2)  protection  against  losses  resulting  after  default by a borrower  and liquidation  of  the  collateral.  Liquidity  protection  refers  to  the  providing  of  cash advances to holders of  mortgage-backed  securities when a borrower on an underlying  mortgage fails to make its monthly payment on time.

Protection  against  losses  resulting  after  default  and  liquidation  is designed to cover losses  resulting when, for example,  the proceeds of a foreclosure  sale are  insufficient to cover  the  outstanding  amount on the  mortgage.  Such  protection  may be  provided  through guarantees,  insurance  policies or letters of credit,  through  various means of  structuring the transaction or through a combination of such approaches.

Mortgage Pass-Through  Securities.  The Fund may invest in mortgage  pass-through  securities, which are fixed or  adjustable  rate  mortgage-backed  securities  that  provide  for  monthly payments that are a "pass-through" of the monthly interest and principal  payments  (including any  prepayments)  made by the individual  borrowers on the pooled mortgage loans,  net of any fees  or  other  amounts  paid  to  any  guarantor,  administrator  and/or  servicers  of  the underlying mortgage loans.

Stripped   Mortgage-Backed   Securities.   The  Fund  may  purchase  stripped  mortgage-backed
securities ("SMBS"),  which are derivative  multi-class mortgage securities.  The market value of the class  consisting  entirely of principal  payments  generally is unusually  volatile in response  to changes in interest  rates.  The yields on a class of SMBS that  receives  all or most of the interest from the mortgaged  assets are generally  higher than  prevailing  market yields  on  other  mortgage-backed  securities  because  their  cash  flow  patterns  are more volatile  and  there  is a  greater  risk  that  the  initial  investment  will  not be  fully recouped.  See "Illiquid Securities."

In accordance  with a  requirement  imposed by the staff of the  Commission,  the Advisor will consider  privately  issued fixed rate IOs and POs to be illiquid  securities  for purposes of the Fund's  limitation on investments in illiquid  securities.  Unless the Advisor  determines that a  particular  government-issued  fixed  rate IO or PO is liquid,  it will also  consider these IOs and POs to be illiquid.

Adjustable  Rate  Mortgages-Interest  Rate  Indices.  Adjustable  rate  mortgages in which the
Fund  invests may be adjusted on the basis of one of several  indices.  The One Year  Treasury
Index is the figure  derived from the average  weekly  quoted yield on US Treasury  Securities adjusted  to a constant  maturity  of one year.  The Cost of Fund Index  reflects  the monthly weighted  average cost of Fund of savings and loan  associations  and savings banks whose home offices are located in Arizona,  California  and Nevada (the "FHLB  Eleventh  District")  that are member  institutions  of the  Federal  Home Loan Bank of San  Francisco  (the "FHLB of San
Francisco"),  as  computed  from  statistics  tabulated  and  published  by  the  FHLB  of San
Francisco.  The FHLB of San  Francisco  normally  announces the Cost of Fund Index on the last working day of the month following the month in which the cost of Fund was incurred.

A number of factors  affect the  performance  of the Cost of Fund Index and may cause the Cost of Fund Index to move in a manner  different from indices based upon specific  interest rates, such  as  the  One  Year  Treasury  Index.  Because  of  the  various  origination  dates  and maturities of the  liabilities  of members of the FHLB  Eleventh  District upon which the Cost of Fund  Index is  based,  among  other  things,  at any time the Cost of Fund  Index  may not
reflect  the  average   prevailing  market  interest  rates  on  new  liabilities  of  similar maturities.  There can be no assurance  that the Cost of Fund Index will  necessarily  move in the same  direction or at the same rate as  prevailing  interest  rates,  since as longer term deposits or  borrowings  mature and are  renewed at market  interest  rates,  the Cost of Fund
Index will rise or fall  depending upon the  differential  between the prior and the new rates on such deposits and  borrowings.  In addition,  dislocations in the thrift industry in recent years  have  caused  and may  continue  to cause  the cost of Fund of thrift  institutions  to change for reasons  unrelated to changes in general  interest  rate levels.  Furthermore,  any movement in the Cost of Fund Index as compared to other indices  based upon specific  interest rates may be affected by changes  instituted  by the FHLB of San  Francisco in the method used to  calculate  the Cost of Fund  Index.  To the extent that the Cost of Fund Index may reflect interest  changes on a more delayed basis than other indices,  in a period of rising  interest rates,  any  increase  may  produce a higher  yield later than would be produced by such other indices,  and in a period of  declining  interest  rates,  the Cost of Fund  Index may  remain higher  than other  market  interest  rates  which may result in a higher  level of  principal prepayments  on mortgage  loans which  adjust in  accordance  with the Cost of Fund Index than mortgage loans which adjust in accordance with other indices.

LIBOR,  the London  interbank  offered rate,  is the interest rate that the most  creditworthy international  banks  dealing in US  dollar-denominated  deposits  and loans charge each other
for  large  dollar-denominated   loans.  LIBOR  is  also  usually  the  base  rate  for  large dollar-denominated  loans in the  international  market.  LIBOR is generally  quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Asset-Backed  Securities.  The  Fund  may  invest  in  securities  generally  referred  to  as asset-backed  securities.  Asset-backed  securities  are  secured  by  and  payable  from,  or directly or indirectly  represent undivided  fractional  interests in, pools of consumer loans
(unrelated  to mortgage  loans),  trade  receivables  or other types of loans held in a trust.
Asset-backed  securities  may  provide  periodic  payments  that  consist of  interest  and/or principal  payments.  Consequently,  the  life of an  asset-backed  security  varies  with the prepayment and loss  experience of the underlying  assets.  Payments of principal and interest are  typically  supported  by some form of  credit  enhancement,  such as a letter of  credit, surety bond,  limited  guarantee  or  senior/subordination.  The degree of credit  enhancement varies,  but generally  amounts to only a fraction of the  asset-backed  security's  par value until exhausted.  If the credit enhancement is exhausted,  certificate-holders  may experience losses or delays in payment if the required  payments of  principal  and interest are not made to the trust with  respect  to the  underlying  loans.  The value of the  securities  also may change  because of changes in the market's  perception  of  creditworthiness  of the servicing agent for the loan pool,  the originator of the loans or the financial  institution  providing the credit  enhancement.  Asset-backed  securities  are  ultimately  dependent upon payment of
loans  and   receivables   by   individuals,   businesses   and  other   borrowers,   and  the
certificate-holder generally has no recourse against the entity that originated the loans.

Asset-backed   securities  have   structural   characteristics   similar  to   mortgage-backed
securities.  However,  the  underlying  assets are not first lien mortgage  loans or interests therein  but  include  assets such as (but not  limited  to) motor  vehicle  installment  sale contracts,  other  installment sale contracts,  home equity loans,  leases of various types of real and personal  property,  receivables  from revolving  credit (credit card) agreements and trade  receivables.  Such assets are securitized  through the use of trusts or special purpose
corporations.   Payments  or   distributions   of  principal  and  interest  on   asset-backed
securities  may be guaranteed up to certain  amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial  institution  unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed   securities   present  certain  additional  risks  that  are  not  presented  by mortgage-backed  securities.  Primarily,  these securities do not have the benefit of the same type of security  interest in the related  collateral.  Credit card  receivables are generally unsecured,  and the debtors are  entitled to the  protection  of a number of state and federal consumer  credit laws,  many of which give such debtors the right to avoid  payment of certain amounts  owed on the  credit  cards,  thereby  reducing  the  balance  due.  Most  issuers  of
automobile   receivables   permit  the  servicer  to  retain   possession  of  the  underlying
obligations.  If the servicer  were to sell these  obligations  to another  party,  there is a risk that the  purchaser  would  acquire an  interest  superior  to that of the holders of the related  automobile  receivables.  In  addition,  because  of the  large  number  of  vehicles involved in a typical  issuance and technical  requirements  under state laws, the trustee for the holders of the automobile  receivables may not have a proper  security  interest in all of
the  obligations  backing  such  receivables.   Therefore,   there  is  the  possibility  that
recoveries  on  repossessed  collateral  may not,  in some  cases,  be  available  to  support payments on these securities.

The market for privately  issued  asset-backed  securities is smaller and less liquid than the market for US government  mortgage-backed  securities.  The  asset-backed  securities in which the Fund may invest are  limited to those which are readily  marketable  and rated  investment grade by S&P or Moody's.

The yield  characteristics of the asset-backed  securities in which the Fund may invest differ from those of  traditional  debt  securities.  Among the major  differences  are that interest and principal payments are made more frequently on asset-backed  securities  (usually monthly)
and that principal may be prepaid at any time because the underlying  assets  generally may be prepaid at any time. As a result,  if the Fund  purchases  these  securities  at a premium,  a prepayment  rate that is faster than  expected  will reduce  their  yield,  while a prepayment rate  that is slower  than  expected  will  have the  opposite  effect  of  increasing  yield.
Conversely,  if the Fund  purchases  these  securities  at a discount,  faster  than  expected prepayments will increase,  while slower than expected  prepayments will reduce,  the yield on these  securities.  Amounts  available for  reinvestment  by the Fund are likely to be greater during a period of declining  interest rates and, as a result,  are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Mortgage-Backed   Securities  and   Asset-Backed   Securities  --  Types  of  Credit   Support.
Mortgage-backed  securities and  asset-backed  securities are often backed by a pool of assets representing  the  obligations  of a number of  different  parties.  To lessen  the  effect of failure by  obligors  on  underlying  assets to make  payments,  such  securities  may contain elements of credit  support.  Such credit  support  falls into two  categories:  (1) liquidity protection and  (2) protection  against losses  resulting from ultimate  default by an obligor on  the  underlying  assets.  Liquidity  protection  refers  to  the  provision  of  advances, generally by the entity  administering  the pool of assets, to ensure that the pass-through of payments due on the  underlying  pool occurs in a timely  fashion.  Protection  against losses
resulting  from  ultimate   default  enhances  the  likelihood  of  ultimate  payment  of  the obligations  on at  least  a  portion  of the  assets  in the  pool.  Such  protection  may be provided through  guarantees,  insurance  policies or letters of credit obtained by the issuer or sponsor from third  parties;  through  various means of  structuring  the  transaction;  or through a  combination  of such  approaches.  The Fund  will not  usually  pay any  additional fees for such credit  support,  although  the  existence  of credit  support may  increase the price of a security.

The ratings of  mortgage-backed  securities and asset-backed  securities for which third-party credit  enhancement  provides  liquidity  protection or protection against losses from default are  generally  dependent  upon the continued  creditworthiness  of the provider of the credit enhancement.  The ratings of such  securities  could be subject to  reduction  in the event of deterioration in the  creditworthiness of the credit enhancement  provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples  of  credit  support  arising  out  of  the  structure  of  the  transaction  include
"senior-subordinated   securities"  (multiple  class  securities  with  one  or  more  classes subordinate  to other  classes as to the payment of principal  thereof and  interest  thereon, with the result that defaults on the  underlying  assets are borne first by the holders of the subordinated  class),  creation  of "reserve  funds"  (where  cash or  investments,  sometimes funded from a portion of the payments on the underlying  assets,  are held in reserve  against future  losses)  and  "over-collateralization"  (where  the  scheduled  payments  on,  or  the principal  amount of, the  underlying  assets  exceed  those  required to make  payment of the securities  and pay any servicing or other fees).  The degree of credit  support  provided for each issue is generally  based on historical  information  with respect to the level of credit risk  associated  with the underlying  assets.  Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Securities of Non-US Issuers

General.  Subject to their respective investment objectives and policies,  the Fund may invest in securities of foreign issuers,  including US dollar-denominated  and non-dollar denominated foreign equity and fixed income  securities and in  certificates  of deposit issued by foreign banks and foreign  branches of US banks.  While  investments in securities of foreign  issuers and non-US dollar denominated  securities may offer investment  opportunities not available in the United States,  such investments also involve  significant risks not typically  associated with  investing in domestic  securities.  In many foreign  countries,  there is less  publicly available  information  about foreign  issuers,  and there is less  government  regulation and supervision of foreign stock  exchanges,  brokers and listed  companies.  Also in many foreign
countries,  companies  are  not  subject  to  uniform  accounting,   auditing,  and  financial
reporting  standards  comparable to those  applicable to domestic  issuers.  Security  trading
practices  and  custody   arrangements   abroad  may  offer  less  protection  to  the  Fund's
investments  and  there may be  difficulty  in  enforcing  legal  rights  outside  the  United
States.  Settlement  of  transactions  in some  foreign  markets may be delayed or may be less frequent  than  in  the  United  States  which  could  affect  the  liquidity  of  the  Fund's
portfolios.   Additionally,   in  some  foreign   countries,   there  is  the  possibility  of
expropriation or confiscatory  taxation,  limitations on the removal of securities,  property, or other Fund assets,  political or social instability or diplomatic  developments which could affect  investments  in  foreign  securities.  The Fund  intends  to invest in at least  three foreign countries.

With respect to certain  countries in which capital  markets are either less  developed or not easily  accessed,  investments by the Fund may be made through  investment in other investment companies  that  in turn  are  authorized  to  invest  in the  securities  of such  countries.
Investment  in other  investment  companies  is  generally  limited in amount by the 1940 Act, will involve the indirect  payment of a portion of the expenses  (including  advisory fees) of such other  investment  companies  and may result in a duplication  of fees and expenses.  See
"Other Investment Companies."

Investments in American,  European,  Global and International  Depository  Receipts.  The Fund
may  invest  in  non-US  securities  in the form of  American  Depositary  Receipts  ("ADRs"),
European Depositary  Receipts ("EDRs"),  Global Depositary Receipts ("GDRs") and International
Depository   Receipts  ("IDRs")  or  other  similar  securities   representing   ownership  of
securities of non-US issuers held in trust by a bank or similar  financial  institution.  ADRs are  receipts  typically  issued by a US bank or trust  company  which  evidence  ownership of underlying  securities issued by a foreign  corporation.  EDRs and IDRs are receipts issued in
Europe  typically by non-US  banking and trust  companies  that  evidence  ownership of either foreign  or US  securities.  GDRs  are  receipts  issued  by  either  a US or  non-US  banking institution  evidencing  ownership of the underlying non-US  securities . Generally,  ADRs, in registered  form,  are designed for use in US securities  markets and EDRs,  GDRs and IDRs, in bearer form, are designed for use in European and international  securities  markets.  An ADR,
EDR,  GDR or IDR may be  denominated  in a currency  different  from the currency in which the underlying  foreign  security is denominated.  ADRs,  EDRs, GDRs and IDRs are  alternatives to the purchase of the underlying  securities in their national  markets and currencies,  but are subject to the same risks as the non-US securities to which they relate.

Foreign  Corporate  Debt  Securities.  The Fund  may  invest  in debt  securities  of  foreign companies.  Investing  in the  securities  of  foreign  companies  involves  more  risks  than investing in  securities  of US  companies.  Their value is subject to economic and  political developments in the countries where the companies  operate and to changes in foreign  currency values.  Values may also be  affected  by foreign  tax laws,  changes in foreign  economic  or monetary  policies,  exchange control  regulations and regulations  involving  prohibitions on the repatriation of foreign currencies.

In  addition,   the  relative   performance  of  various   countries'   fixed  income  markets
historically  has reflected wide  variations  relating to the unique  characteristics  of each country's  economy.  Year-to-year  fluctuations in certain markets have been significant,  and negative returns have been experienced in various markets from time to time.

Foreign  Government  Debt  Securities.   The  Fund  may  invest  in  foreign  government  debt
securities,  which  include  debt  obligations  issued or  guaranteed  by  national,  state or
provincial   governments  or  similar  political   subdivisions  and   quasi-governmental  and
supranational   entities   (collectively,   "sovereign  debt  obligations").   Sovereign  debt
obligations,  especially  those of  developing  countries,  may involve a high degree of risk.
The issuer of such an obligation or the  governmental  authorities  that control the repayment of the  obligation  may be unable or unwilling to repay  principal  and interest  when due and may require  renegotiation  or  rescheduling  of debt  payments.  In addition,  prospects  for repayment of principal and interest may depend on political as well as economic factors.

Quasi-governmental and supranational entities include international  organizations  designated or supported by governmental  entities to promote economic  reconstruction  or development and international  banking  institutions and related  government  agencies.  Examples include (but are not limited to) the  International  Bank for  Reconstruction  and Development  (the "World
Bank"),  the Japanese  Development  Bank, the Asian  Development  Bank and the  Inter-American
Development  Bank.  Foreign  government  securities also include  mortgage-related  securities issued  or  guaranteed  by  national,  state  or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

Brady  Bonds.  The Fund may invest in  so-called  "Brady  Bonds,"  which  have been  issued by
Argentina,  Brazil,  Bulgaria,  Costa  Rica,  Dominican  Republic,  Ecuador,  Jordan,  Mexico,
Nigeria,  Panama,  the Philippines,  Poland,  Uruguay and Venezuela and which may be issued by other  countries.  Brady Bonds are issued as part of a debt  restructuring  in which the bonds are issued in  exchange  for cash and certain of the  country's  outstanding  commercial  bank loans.  Brady  Bonds  may  be  collateralized  or  uncollateralized,  are  issued  in  various currencies  (primarily  the US  dollar)  and  are  actively  traded  in  the  over-the-counter secondary market.

US  dollar-denominated  collateralized  Brady  Bonds,  which  may be fixed  rate par  bonds or floating rate discount bonds, are  collateralized  in full as to principal by US Treasury zero coupon  bonds that have the same  maturity  as the stated  bonds.  Interest  payments  on such bonds  generally  are  collateralized  by cash or liquid  securities in an amount that, in the case of fixed rate bonds,  is equal to at least one year of rolling  interest  payments or, in the case of floating rate bonds,  initially is equal to at least one year's  rolling  interest payments  based  on the  applicable  interest  rate at the  time and is  adjusted  at  regular intervals thereafter.

Investors  should  recognize that, in light of the history of commercial bank loan defaults by
Latin  American  public and  private  entities,  investments  in Brady  Bonds may be viewed as speculative.

Investments  in  Emerging  Markets.  The Fund  will not  invest  in  countries  with  emerging securities markets.

Region  and  Country  Investing.  The Fund  does not  focus its  investments  in a  particular region and/or in one or more foreign countries.

Currency Management

General.  In connection with the Fund's  investments  denominated in foreign  currencies,  the
Advisor  may choose to utilize a variety of  currency  management  (hedging)  strategies.  The
Advisor  seeks to take  advantage of different  yield,  risk and return  characteristics  that different  currencies,  currency  denominations and countries can provide to US investors.  In doing so, the Advisor will  consider  such factors as the outlook for currency  relationships;
current  and  anticipated  interest  rates;  levels of  inflation  within  various  countries;
prospects  for  relative  economic  growth;  and  government  policies   influencing  currency
exchange rates and business  conditions.  Although the Advisor may attempt to manage  currency exchange  rate  risks,  there is no  assurance  that the  Advisor  will do so,  or do so at an appropriate time or that the Advisor will be able to predict exchange rates accurately.

Currency Exchange  Transactions.  Because the Fund may buy and sell securities  denominated in currencies  other than the US dollar and receives  interest,  dividends  and sale  proceeds in currencies  other  than the US  dollar,  the Fund from time to time may  enter  into  currency exchange  transactions  to convert to and from  different  currencies  and to convert  foreign currencies  to and from the US dollar.  The Fund either  enters into these  transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing in the currency  exchange market or uses forward  currency  exchange  contracts  (discussed  below)  to  purchase  or sell  currencies.
Neither spot transactions nor forward currency exchange  contracts  eliminate  fluctuations in the prices of the Fund's  securities  or in foreign  exchange  rates,  or prevent  loss if the prices of these securities should decline.

Currency  Hedging.  The Fund's  currency  hedging  strategies  may include  hedging  involving either specific  transactions or portfolio  positions.  Transaction hedging is the purchase or sale of forward  currency  with  respect  to  specific  receivables  or  payables  of the Fund generally  accruing  in  connection  with the  purchase or sale of its  portfolio  securities.
Position  hedging  is the  sale  of  forward  currency  with  respect  to  portfolio  security positions.

Proper  currency  hedging is  important  because a decline in the US dollar value of a foreign currency in which the Fund's  securities  are  denominated  will reduce the US dollar value of the  securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges does not eliminate  fluctuations  in the underlying  prices of the securities, but it does  establish a rate of exchange  that can be  achieved in the future.  For  example, in order to protect  against  diminutions  in the US dollar  value of  non-dollar  denominated securities  it holds,  the Fund may purchase  foreign  currency  put options.  If the value of the foreign  currency  does  decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby  offset,  in whole or in part,  the adverse effect on the US dollar value of its securities  that otherwise  would have resulted.  Conversely,  if a rise in the US dollar value of a currency in which  securities to be acquired are  denominated is  projected,  thereby  potentially  increasing  the  cost of the  securities,  the  Fund may purchase  call  options on the  particular  currency.  The  purchase  of these  options  could offset,  at least  partially,  the effects of the adverse  movements  in exchange  rates.  The benefit to the Fund  derived  from  purchases of currency  options,  like the benefit  derived from other types of options, will be reduced by premiums and other transaction costs.

Because  transactions in currency  exchange are generally  conducted on a principal  basis, no fees or  commissions  are  generally  involved.  Currency  hedging  involves  some of the same risks and  considerations as other  transactions with similar  instruments.  Although currency hedges  limit the risk of loss due to a  decline  in the  value of a hedged  currency,  at the same  time,  they also limit any  potential  gain that  might  result  should the value of the currency  increase.  If a devaluation  is generally  anticipated,  the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

Securities  held by the Fund are generally  denominated  in the currency of the foreign market in which the investment is made.  However,  securities  held by the Fund may be denominated in the currency of a country other than the country in which the security's issuer is located.

Cross  Hedging.  At the  discretion of the Advisor,  the Fund may employ the currency  hedging strategy known as "cross-hedging" by using forward currency  contracts,  currency options or a combination  of both.  When  engaging in  cross-hedging,  the Fund seeks to protect  against a decline in the value of a foreign  currency in which certain of its portfolio  securities  are denominated  by selling  that  currency  forward  into a different  foreign  currency  for the purpose of diversifying  the Fund's total currency  exposure or gaining  exposure to a foreign currency that is expected to appreciate.

Forward Currency  Exchange  Contracts.  A forward currency  exchange contract is an obligation by the Fund to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract.  Forward currency exchange  contracts  establish an exchange rate at a future date.  These contracts are  transferable in the interbank  market conducted  directly  between  currency traders (usually large commercial banks and brokerages)
and  their  customers.   A  forward  currency   exchange  contract  may  not  have  a  deposit
requirement  and may be  traded  at a net  price  without  commission.  The Fund  maintains  a segregated  account  of  cash  or  liquid  securities  in an  amount  at  least  equal  to its obligations under each forward currency exchange contract.

The Fund may enter  into  foreign  currency  hedging  transactions  in an  attempt  to protect against  changes  in  currency  exchange  rates  between  the  trade and  settlement  dates of specific  securities  transactions or changes in currency  exchange rates that would adversely affect a portfolio  position or an anticipated  investment  position.  Since  consideration of the  prospect  for  currency  parities  will be  incorporated  into  the  Advisor's  long-term investment  decisions,  the Fund will not routinely enter into currency  hedging  transactions with respect to security  transactions;  however, the Advisor believes that it is important to have the flexibility to enter into currency hedging  transactions  when it determines that the transactions  would be in the  Fund's  best  interest.  Although  these  transactions  tend to minimize  the risk of loss due to a decline in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain that  might be  realized  should the value of the hedged  currency  increase.  The  precise  matching of the  forward  contract  amounts and the value of the  securities  involved will not generally be possible  because the future value of such  securities in foreign  currencies  will change as a consequence  of market  movements in the value of such  securities  between the date the forward  contract is entered  into and the date it matures.  The  projection of currency  market  movements is extremely  difficult,  and the successful execution of a hedging strategy is highly uncertain.

While these  contracts  are not  presently  regulated by the CFTC,  the CFTC may in the future assert  authority to regulate forward  contracts.  In such event the Fund's ability to utilize forward  contracts may be restricted.  Forward  contracts may reduce the potential gain from a
positive  change  in  the  relationship   between  the  US  dollar  and  foreign   currencies.
Unanticipated  changes in currency  prices may result in poorer  overall  performance  for the
Fund than if it had not entered into such  contracts.  The use of currency  forward  contracts may not eliminate  fluctuations in the underlying US dollar  equivalent value of the prices of or rates of return on the Fund's foreign  currency  denominated  portfolio  securities and the use of such techniques will subject the Fund to certain risks.

The matching of the  increase in value of a forward  contract and the decline in the US dollar equivalent  value of the foreign currency  denominated  asset that is the subject of the hedge generally  will not be  precise.  In  addition,  the Fund may not always be able to enter into currency  forward  contracts at attractive  prices,  and this will limit the Fund's ability to use such contracts to hedge or  cross-hedge  its assets.  Also,  with regard to the Fund's use of cross-hedges,  there can be no assurance that historical  correlations between the movement of certain  foreign  currencies  relative to the US dollar will  continue.  Thus,  at any time poor correlation may exist between  movements in the exchange rates of the foreign  currencies underlying  the Fund's  cross-hedges  and the  movements in the exchange  rates of the foreign currencies  in  which  the  Fund's  assets  that  are the  subject  of such  cross-hedges  are denominated.

The Fund will  segregate  cash or  liquid  securities  in an amount  equal to the value of the
Fund's total assets committed to the consummation of forward currency contracts  requiring the
Fund to  purchase  foreign  currencies  or  forward  contracts  entered  into for  non-hedging purposes.  If the  value of the  segregated  securities  declines,  additional  cash or liquid securities  will be  segregated  on a daily  basis so that the value of the assets  will equal the amount of the Fund's  commitments  with respect to such contracts.  The segregated  assets will be marked-to-market on a daily basis.

The Fund may sell US dollars and buy a foreign  currency  forward in order to gain exposure to a currency which is expected to appreciate  against the US dollar.  This speculative  strategy allows the Fund to benefit  from  currency  appreciation  potential  without  requiring  it to
purchase  a  local  fixed  income   instrument,   for  which   prospects   may  be  relatively
unattractive.  It is the Advisor's  intention that the Fund's net US dollar currency  exposure generally  will not  fall  below  zero  (i.e.,  that  net  short  positions  in the US  dollar generally will not be taken).

The Fund may also  utilize  forward  foreign  currency  contracts  to  establish  a  synthetic investment  position designed to change the currency  characteristics of a particular security without  the  need to sell  such  security.  Synthetic  investment  positions  will  typically involve the purchase of US  dollar-denominated  securities together with a forward contract to purchase  the currency to which the Fund seeks  exposure  and to sell US dollars.  This may be done  because  the range of  highly  liquid  short-term  instruments  available  in the US may provide greater  liquidity to the Fund than actual  purchases of foreign  currency-denominated securities  in addition to  providing  superior  returns in some cases.  Depending  on (a) the
Fund's  liquidity  needs,  (b) the  relative  yields of  securities  denominated  in different currencies  and (c) spot and  forward  currency  rates,  a  significant  portion of the Fund's assets may be invested in synthetic investment  positions,  subject to compliance with the tax requirements for qualification as a regulated investment company.

There is a risk in adopting a synthetic  investment  position.  It is  impossible  to forecast with absolute  precision  what the market value of a particular  security will be at any given time.  If the value of the US  dollar-denominated  security  is not exactly  matched  with the
Fund's obligation under a forward currency  contract on the date of maturity,  the Fund may be exposed to some risk of loss from  fluctuations  in the value of the US dollar.  Although  the
Advisor will attempt to hold such  mismatching  to a minimum,  there can be no assurance  that the Advisor will be able to do so.

Options on Foreign  Currencies.  The Fund may write  covered put and call options and purchase put call options on foreign  currencies for the purpose of protecting  against declines in the dollar value of portfolio  securities  and against  increases in the dollar cost of securities to be  acquired.  The Fund may also  use  currency  options  to  achieve  a  desired  currency
weighting  in  a   cost-effective   manner.   The  Fund  may  use  options  on  currencies  to
cross-hedge,  which  involves  writing or purchasing  options on one currency to hedge against changes in  exchange  rates for a  different,  but  related  currency.  As with other types of options,  however,  the  writing  of an option on  foreign  currency  will  constitute  only a partial  hedge up to the amount of the  premium  received,  and the Fund could be  required to purchase or sell foreign  currencies at  disadvantageous  exchange  rates,  thereby  incurring losses.  The  purchase  of an  option  on  foreign  currency  may be  used  to  hedge  against fluctuations  in exchange rates although,  in the event of exchange rate movements  adverse to the  Fund's  position,  it  may  forfeit  the  entire  amount  of  the  premium  plus  related transaction  costs.  In addition  the Fund may  purchase  call  options on  currency  when the
Advisor anticipates that the currency will appreciate in value.

The Fund may also  write  options  on  foreign  currencies  for the same  types of  hedging or currency  management  purposes.  For  example,  where the Fund  anticipates  a decline  in the dollar  value of  foreign  currency  denominated  securities  due to adverse  fluctuations  in exchange  rates it could,  instead of  purchasing  a put  option,  write a call  option on the relevant  currency.  If the  expected  decline  occurs,  the  options  will most likely not be exercised,  and the diminution in value of portfolio  securities  will be offset by the amount of the premium received.

Similarly,  instead of  purchasing a call option to hedge against an  anticipated  increase in the  dollar  cost of  securities  to be  acquired,  the Fund  could  write a put option on the relevant  currency which, if rates move in the manner projected,  will expire  unexercised and allow the Fund to hedge such  increased  cost up to the amount of the premium.  As in the case of other types of options,  however,  the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this  does not  occur,  the  option  may be  exercised  and the  Fund  would be required  to  purchase  or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the writing of options on foreign  currencies,  the Fund also may be required to forego all or a portion of the  benefits  which might  otherwise  have been obtained from favorable movements in exchange rates.

The Fund may write  covered call  options on foreign  currencies.  A call option  written on a foreign  currency by the Fund is "covered" if the Fund owns the  underlying  foreign  currency covered by the call or has an absolute and  immediate  right to acquire that foreign  currency without  additional cash  consideration  (or for additional cash  consideration  identified on the  Fund's  books)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option  is  also  covered  if the  Fund  has a call  on the  same  foreign currency  and in the same  principal  amount as the call written  where the exercise  price of the call held (a) is  equal to or less than the  exercise  price of the call written or (b) is greater than the exercise  price of the call written if the  difference  is  segregated by the
Fund in cash or liquid securities.

The Fund  also may  write  call  options  on  foreign  currencies  that  are not  covered  for cross-hedging  purposes.  A call option on a foreign  currency is for  cross-hedging  purposes if it is not  covered,  but is designed to provide a hedge  against a decline in the US dollar value of a security  which the Fund owns or has the right to acquire and which is  denominated in the  currency  underlying  the option due to an adverse  change in the  exchange  rate.  In such  circumstances,  the  Fund  collateralizes  the  option  by  segregating  cash or  liquid securities  in an amount  not less than the value of the  underlying  foreign  currency  in US dollars marked to market daily.

There is no assurance that a liquid  secondary  market will exist for any  particular  option, or at any  particular  time.  If the Fund is unable to effect a closing  purchase  transaction with  respect  to  covered  options  it has  written,  the  Fund  will not be able to sell the underlying  currency  or dispose of assets  held in a  segregated  account  until the  options expire  or are  exercised.  Similarly,  if the  Fund  is  unable  to  effect  a  closing  sale transaction  with respect to options it has  purchased,  it would have to exercise the options in order to realize any profit and will incur  transaction  costs upon the purchase or sale of underlying  currency.  The Fund pays brokerage  commissions or spreads in connection  with its options transactions.

Certain options on foreign  currencies are traded  over-the-counter  and involve liquidity and credit  risks which may not be present in the case of  exchange-traded  currency  options.  In some  circumstances,  the Fund's  ability to  terminate  OTC options may be more  limited than with  exchange-traded  options. It is also possible that  broker-dealers  participating in OTC options transactions will not fulfill their obligations.  See "Illiquid Securities."

Additional Limitations and Risk Factors

In  addition  to the risks  discussed  above,  the  Fund's  investments  may be subject to the following limitations and risk factors:

Additional  Risks Related to Transactions in Options,  Futures  Contracts,  Options on Futures
Contracts,   Swaps  and  Forward  Foreign  Currency  Exchange  Contracts.  The  Fund's  active management  techniques  involve  (1) liquidity  risk  (contractual  positions cannot be easily closed out in the event of market  changes or generally  in the absence of a liquid  secondary market),  (2) correlation  risk  (changes in the value of hedging  positions may not match the securities  market and foreign currency  fluctuations  intended to be hedged),  and (3) market risk (an  incorrect  prediction  of  securities  prices or  exchange  rates by the Advisor may cause the Fund to perform  worse than if such  positions  had not been  taken).  In  addition, the  ability  to  terminate  OTC  derivatives  is  more  limited  than  with  exchange  traded derivatives  and may  involve  the risk that the  counterparty  to the option will not fulfill its obligations.

Asset  Coverage.   The  Funds  will  comply  with  the  segregation  or  coverage   guidelines
established  by the SEC and  other  applicable  regulatory  bodies  with  respect  to  certain transactions,  including  (but not limited  to) options  written on  securities  and  indexes;
currency,  interest  rate and security  index  futures  contracts and options on these futures
contracts;   forward  currency  contracts;   and  swaps,  caps,  floors  and  collars.   These
guidelines  may,  in  certain  instances,  require  segregation  by the Fund of cash or liquid securities  to the extent the Fund's  obligations  with  respect to these  strategies  are not otherwise covered through  ownership of the underlying  security or financial  instrument,  by other portfolio  positions or by other means consistent with applicable  regulatory  policies.
Unless the  transaction is covered,  the  segregated  assets must at all times equal or exceed the Fund's  obligations  with respect to these  strategies.  Segregated  assets cannot be sold or  transferred  unless  equivalent  assets are  substituted in their place or it is no longer necessary to  segregate  them.  As a result,  there is a  possibility  that  segregation  of a large  percentage  of the  Fund's  assets  could  impede  portfolio  management  or the Fund's ability to meet redemption requests or other current obligations.

For example,  a call option  written on securities may require the Fund to hold the securities subject  to the  call  (or  securities  convertible  into the  securities  without  additional consideration)  or to  segregate  assets (as  described  above)  sufficient  to  purchase  and deliver  the  securities  if the call is  exercised.  A call  option  written  on an index may require the Fund to own portfolio  securities  that  correlate  with the index or to segregate assets (as  described  above) equal to the excess of the index value over the  exercise  price on a current  basis.  A put  option  written  by the Fund may  require  the Fund to  segregate assets (as  described  above)  equal to the  exercise  price.  The Fund  could  purchase a put option if the strike  price of that  option is the same or higher  than the strike  price of a put option sold by the Fund.  If the Fund holds a futures  contract,  the Fund could  purchase a put  option on the same  futures  contract  with a strike  price as high or higher  than the price  of  the  contract  held.  The  Fund  may  enter  into  fully  or  partially  offsetting transactions  so that its net  position,  coupled  with any  segregated  assets  (equal to any remaining  obligation),  equals its net  obligation.  Asset  coverage may be achieved by other means when consistent with applicable regulatory policies.

The use of derivatives is a highly specialized  activity which involves investment  techniques and risks that are  different  from those  associated  with ordinary  portfolio  transactions.
Gains  and  losses on these  derivatives  depend  on the  Advisor's  ability  to  predict  the direction of stock prices,  interest  rates,  currency  movements and other economic  factors.
The loss  that may be  incurred  by the  Fund in  entering  into  futures  contracts,  written options,  forward currency contracts and certain swaps is potentially  unlimited.  There is no assurance  that higher than  anticipated  trading  activity or other  unforeseen  events might not,  at times,  render  certain  facilities  of an options  clearing  entity or other  entity performing the regulatory and liquidity  functions of an options  clearing entity  inadequate, and  thereby  result  in the  institution  by an  exchange  of  special  procedures  which may interfere with the timely  execution of customers'  orders.  Most futures  exchanges limit the amount of fluctuation  permitted in a futures  contract's  prices during a single trading day.
Once the limit has been  reached no further  trades may be made that day at a price beyond the limit.  The price limit will not limit  potential  losses,  and may in fact prevent the prompt liquidation  of futures  positions,  ultimately  resulting  in  further  losses.  Options  and futures traded on foreign  exchanges  generally are not regulated by US  authorities,  and may offer  less  liquidity  and less  protection  to the Fund in the event of default by the other party to the contract.

Except as set forth above  under  "Derivative  Securities:  Futures  Contracts  and Options on
Futures  Contracts",  there is no limit on the  percentage  of the assets of the Fund that may be at risk with  respect  to  futures  contracts  and  related  options  or  forward  currency
contracts.   The  Fund's  transactions  in  options,   forward  currency  contracts,   futures
contracts,  options on futures  contracts  and swaps may be  limited by the  requirements  for qualification  of the Fund as a regulated  investment  company for tax purposes.  See "Taxes."
There can be no assurance that the use of these portfolio strategies will be successful.

Non-US  Securities.  The value of the Fund's  investments may be adversely affected by changes
in   political   or  social   conditions,   diplomatic   relations,   confiscatory   taxation,
expropriation,  nationalization,  limitation on the removal of funds or assets,  or imposition of (or  change  in)  exchange  control  or tax  regulations  in those  foreign  countries.  In addition,  changes in  government  administrations  or economic  or  monetary  policies in the
United States or abroad could result in appreciation  or depreciation of portfolio  securities and could favorably or unfavorably  affect the Fund's operations.  Furthermore,  the economies of  individual  foreign  nations  may  differ  from  the  US  economy,  whether  favorably  or unfavorably,  in areas such as growth of gross national  product,  rate of inflation,  capital reinvestment,  resource  self-sufficiency  and  balance of payments  position;  it may also be more difficult to obtain and enforce a judgment  against a foreign  issuer.  In general,  less information  is publicly  available  with respect to non-US  issuers  than is  available  with respect  to US  companies.  Most  foreign  companies  are  also  not  subject  to the  uniform accounting and financial  reporting  requirements  applicable to issuers in the United States.
Any  foreign  investments  made by the Fund  must be made in  compliance  with US and  foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because non-US  securities  generally are denominated and pay dividends or interest in foreign currencies,  and the Fund may hold various foreign  currencies from time to time, the value of the  net  assets  of the  Fund  as  measured  in US  dollars  will be  affected  favorably  or
unfavorably  by  changes  in  exchange  rates.   Generally,   the  Fund's  currency   exchange
transactions  will be conducted on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the currency  exchange  market.  The cost of the Fund's currency  exchange  transactions  will generally  be the  difference  between  the bid and  offer  spot  rate of the  currency  being purchased or sold.  In order to protect  against  uncertainty  in the level of future  foreign currency  exchange  rates,  the Fund is  authorized  to enter into  certain  foreign  currency exchange transactions.

In addition,  while the volume of transactions  effected on foreign  securities  exchanges has increased in recent  years,  in most cases it remains  appreciably  below that of The New York
Stock Exchange,  Inc. (the "NYSE").  Accordingly,  the Fund's foreign  investments may be less liquid and their prices may be more volatile than  comparable  investments in securities of US issuers.  Moreover,  the  settlement  periods for non-US  securities,  which are often  longer than those for  securities  of US  issuers,  may  affect  portfolio  liquidity.  In buying and selling  securities on foreign  exchanges,  the Fund normally pays fixed  commissions that are generally higher than the negotiated  commissions  charged in the United States.  In addition, there is generally  less  government  supervision  and  regulation  of  securities  exchanges, brokers and issuers in foreign countries than in the United States.

Special  Considerations  Concerning the Pacific Basin.  Many Asian countries may be subject to a  greater  degree of  social,  political  and  economic  instability  than is the case in the
United  States and European  countries.  Such  instability  may result from (1)  authoritarian governments  or military  involvement in political and economic  decision-making;  (2) popular unrest  associated  with  demands for  improved  political,  economic  and social  conditions;
(3) internal  insurgencies;  (4) hostile relations with neighboring countries; and (5) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily  dependent upon  international  trade and are  accordingly  affected by  protective  trade  barriers and the economic  conditions of their  trading  partners,  principally,  the  United  States,  Japan,  China and the  European
Community.  The  enactment  by the  United  States  or other  principal  trading  partners  of protectionist  trade  legislation,  reduction of foreign investment in the local economies and general  declines in the  international  securities  markets could have a significant  adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially  smaller,  less liquid and more volatile than the major  securities  markets in the United States.  A high  proportion of the shares of many issuers  may be held by a limited  number of persons  and  financial  institutions,  which may limit the  number of shares  available  for  investment  by the Fund.  Similarly,  volume  and liquidity  in the bond  markets  in Asia are less than in the  United  States  and,  at times, price  volatility  can be greater than in the United  States.  A limited  number of issuers in
Asian  securities  markets  may  represent a  disproportionately  large  percentage  of market capitalization  and trading  value.  The limited  liquidity of securities  markets in Asia may also affect the Fund's  ability to acquire or dispose of  securities  at the price and time it wishes  to do so.  The  Fund's  inability  to  dispose  fully and  promptly  of  positions  in declining  markets  will  cause the  Fund's  net asset  value to  decline  as the value of the unsold  positions is marked to lower prices.  In addition,  the Asian  securities  markets are
susceptible  to  being   influenced  by  large  investors   trading   significant   blocks  of
securities.  Also,  many stock markets are  undergoing a period of growth and change which may
result  in  trading   volatility  and   difficulties   in  the  settlement  and  recording  of
transactions,  and in  interpreting  and  applying  the  relevant  law  and  regulations.  See
"Illiquid Securities."

Furthermore,   the  Fund  may  invest  in  securities   denominated  in  currencies  of  Asian
countries.  Accordingly,  changes in the value of these currencies  against the US dollar will result in  corresponding  changes in the US dollar value of the Fund's assets  denominated  in those currencies.

Rating  Services.  The ratings of Moody's and S&P represent  their  opinions as to the quality of the  securities  that  they  undertake  to rate.  It should be  emphasized,  however,  that ratings are  relative and  subjective  and are not  absolute  standards  of quality.  Although these ratings are an initial  criterion for  selection of Fund  investments,  the Advisor also makes its own  evaluation  of these  securities,  subject to review by the Board of  Trustees.
After  purchase by the Fund, an obligation  may cease to be rated or its rating may be reduced below the minimum  required for  purchase by the Fund.  Neither  event would  require the Fund to eliminate the obligation  from its  portfolio,  but the Advisor will consider such an event in its  determination  of  whether  the  Fund  should  continue  to  hold  the  obligation.  A description  of the ratings used herein and in the  Prospectus  is set forth in the Appendix A to this SAI.

Other Investments and Investment Practices

Illiquid  Securities.  Historically,  illiquid  securities have included securities subject to contractual or legal  restrictions on resale because they have not been  registered  under the
Securities  Act of 1933,  as amended (the  "1933 Act"),  securities  which are  otherwise  not readily  marketable  and  repurchase  agreements  having a maturity of longer than seven days.
Securities  which have not been  registered  under the  1933 Act  are  referred  to as private placements  or  restricted  securities  and are  purchased  directly from the issuer or in the
secondary  market.   Investments  in  non-publicly  traded  securities  (including  Rule  144A
Securities)  may  involve a high  degree of  business  and  financial  risk and may  result in substantial  losses.  These  securities  may be less liquid than publicly  traded  securities, and it may take  longer to  liquidate  these  positions  than  would be the case for  publicly traded  securities.  Companies whose  securities are not publicly traded may not be subject to the  disclosure  and other  investor  protection  requirements  applicable to companies  whose securities  are  publicly  traded.  Limitations  on resale may have an  adverse  effect on the marketability  of  portfolio  securities  and a mutual  fund  might be  unable to  dispose  of restricted or other  illiquid  securities  promptly or at reasonable  prices and might thereby experience  difficulty  satisfying  redemptions  within seven days.  An investment in illiquid securities  is  subject  to the  risk  that,  should  the  Fund  desire  to sell  any of these
securities   when  a  ready  buyer  is  not  available  at  a  price  that  is  deemed  to  be representative  of their  value,  the  value  of the  Fund's  net  assets  could be  adversely affected.

Mutual  funds  do not  typically  hold a  significant  amount  of  these  restricted  or other illiquid  securities  because  of the  potential  for  delays on  resale  and  uncertainty  in valuation.  A mutual fund might also have to register such  restricted  securities in order to dispose of them resulting in additional  expense and delay.  Adverse market  conditions  could impede such a public offering of securities.

A large  institutional  market has developed for certain  securities  that are not  registered under the 1933 Act,  including repurchase agreements,  commercial paper, non-US securities and corporate  bonds and  notes.  Institutional  investors  depend on an  efficient  institutional market in which the  unregistered  security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions  on resale of such  investments  to the  general  public  or  to certain  institutions  may not be indicative of their liquidity.

The SEC has  adopted  Rule 144A,  which  allows a broader  institutional  trading  market  for
securities   otherwise  subject  to  restriction  on  their  resale  to  the  general  public.
Rule 144A  establishes a "safe harbor" from the registration  requirements of the 1933 Act for resales of certain  securities  to qualified  institutional  buyers.  The Advisor  anticipates that the market for certain  restricted  securities  such as  institutional  commercial  paper will expand further as a result of this  regulation and the  development of automated  systems for the trading,  clearance and settlement of  unregistered  securities of domestic and non-US issuers,  such as the PORTAL  System  sponsored  by the  National  Association  of  Securities
Dealers, Inc.

An investment in Rule 144A  Securities  will be considered  illiquid and therefore  subject to the Fund's limit on the purchase of illiquid  securities  unless the Advisor  determines  that the Rule 144A  Securities  are  liquid.  In  reaching  liquidity  decisions,  the  Advisor may consider,  inter alia, the following  factors:  (i) the  unregistered  nature of the security;
(ii) the  frequency  of trades  and  quotes  for the  security;  (iii) the  number of  dealers wishing to purchase or sell the security and the number of other  potential  purchasers;  (iv)
dealer  undertakings  to make a market in the  security and (v) the nature of the security and the nature of the marketplace  trades (e.g.,  the time needed to dispose of the security,  the method of soliciting offers and the mechanics of the transfer).

Investing  in Rule  144A  Securities  could  have  the  effect  of  increasing  the  level  of illiquidity in the Fund to the extent that qualified  institutional  buyers are unavailable or uninterested in purchasing  such  securities  from the Fund. The Board has adopted  guidelines and delegated to the Advisor the daily  function of  determining  and monitoring the liquidity of Rule 144A  Securities,  although  the Board will  retain  ultimate  responsibility  for any liquidity determinations.

The Fund  will not  invest  more  than 15% of its net  assets in  illiquid  securities,  which include  repurchase  agreements  and  time  deposits  maturing  in more  than  seven  days and securities that are not readily marketable.

TBA  Purchase  Commitments.  The Fund may enter  into TBA  purchase  commitments  to  purchase securities  for a fixed  price  at a  future  date,  typically  not  exceeding  45  days.  TBA purchase  commitments may be considered  securities in themselves,  and involve a risk of loss if the value of the security to be purchased  declines  prior to settlement  date,  which risk is in  addition  to the risk of  decline in the value of the Fund's  other  assets.  Unsettled
TBA purchase commitments are valued at the current market value of the underlying securities.

When-Issued  and  Delayed  Delivery  Securities.   The  Fund  may  purchase  securities  on  a
when-issued or delayed  delivery basis.  Delivery of and payment for these securities can take place a month or more after the date of the purchase  commitment.  The payment  obligation and the interest rate that will be received on  when-issued  and  delayed-delivery  securities are fixed at the time the buyer enters into the  commitment.  Due to  fluctuations in the value of securities  purchased or sold on a when-issued or delayed-delivery  basis, the yields obtained on such  securities  may be higher or lower  than the  yields  available  in the market on the dates when the investments are actually  delivered to the buyers.  When-issued  securities may include  securities  purchased on a "when,  as and if issued" basis,  under which the issuance of the  security  depends on the  occurrence  of a  subsequent  event,  such as  approval of a merger,  corporate  reorganization  or debt  restructuring.  The value of such  securities  is subject to market  fluctuation  during this period and no interest or income,  as  applicable, accrues to the Fund until settlement takes place.

At the time the Fund makes the  commitment to purchase  securities on a when-issued or delayed delivery  basis,  it  will  record  the  transaction,  reflect  the  value  each  day of  such securities in determining  its net asset value and, if applicable,  calculate the maturity for the purposes of average  maturity  from that date.  At the time of  settlement  a  when-issued security may be valued at less than the  purchase  price.  To  facilitate  such  acquisitions, the Fund  identifies  on its books cash or liquid  assets in an amount at least  equal to such commitments.  It may be  expected  that the  Fund's  net assets  will  fluctuate  to a greater degree when it sets aside portfolio  securities to cover such purchase  commitments  than when it sets  aside  cash.  On  delivery  dates  for  such  transactions,  the Fund  will  meet its obligations  from maturities or sales of the segregated  securities  and/or from cash flow. If the Fund  chooses  to  dispose of the right to  acquire a  when-issued  security  prior to its acquisition,  it could,  as with the disposition of any other  portfolio  obligation,  incur a
gain  or  loss  due  to  market   fluctuation.   When  the  Fund  engages  in  when-issued  or
delayed-delivery  transactions,  it  relies  on the  other  party  to  consummate  the  trade.
Failure  of the  seller to do so may  result in the  Fund's  incurring  a loss or  missing  an opportunity to obtain a price considered to be advantageous.

Repurchase  Agreements.  The Fund may engage in repurchase  agreement  transactions  only with
US or foreign  banks having total assets of at least US$100  million (or its foreign  currency equivalent).  Under the terms of a typical  repurchase  agreement,  the Fund would acquire any underlying  security for a relatively  short period (usually not more than one week),  subject to an obligation of the seller to  repurchase,  and the Fund to resell,  the  obligation at an agreed price and time,  thereby  determining the yield during the Fund's holding period.  This arrangement  results in a fixed  rate of return  that is not  subject  to market  fluctuations during the Fund's  holding  period.  The value of the underlying  securities  will be at least equal at all times to the total  amount of the  repurchase  obligations,  including  interest.
The Fund bears a risk of loss in the event of default by or  bankruptcy  of the other party to a  repurchase  agreement.  The Fund may be  delayed  in, or  prevented  from,  exercising  its rights to dispose of the  collateralized  securities.  To the extent  that,  in the  meantime, the value of the  securities  repurchased  had  decreased or the value of the  securities  had increased,  the Fund could  experience a loss.  The Advisor  reviews the  creditworthiness  of those banks and dealers  with which the Fund enters into  repurchase  agreements  and monitors on an ongoing basis the value of the  securities  subject to  repurchase  agreements to ensure that it is  maintained  at the required  level.  A repurchase  agreement is considered to be a loan under the 1940 Act.

Reverse  Repurchase  Agreements.  The Fund may borrow funds by, among other  things,  agreeing to sell  portfolio  securities to financial  institutions  that meet the  standards  described under  "Repurchase  Agreements"  and to repurchase them at a mutually agreed date and price (a
"reverse repurchase  agreement").  The Fund may enter into reverse repurchase  agreements with banks and  domestic  broker-dealers.  At the time the Fund  enters  into a reverse  repurchase agreement it will segregate cash or liquid  securities  having a value equal to the repurchase price,  including accrued interest.  The segregated assets will be marked-to-market  daily and additional  assets  will  be  segregated  on any  day in  which  the  assets  fall  below  the repurchase  price (plus  accrued  interest).  The Fund's  liquidity  and ability to manage its assets  might be  affected  when it sets  aside  cash or  portfolio  securities  to cover such commitments.  Reverse  repurchase  agreements  involve  the risk that the market  value of the securities  sold by the Fund may decline below the repurchase  price of those  securities.  In the event the buyer of securities  under a reverse  repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine  whether to enforce the Fund's  obligation to repurchase the securities,  and the
Fund's use of the proceeds of the reverse  repurchase  agreement may effectively be restricted pending such decision.  Reverse  repurchase  agreements are considered to be borrowings by the
Fund.

Mortgage  Dollar  Rolls.  The Fund may enter into  mortgage  "dollar  rolls" in which the Fund
sells  securities  for  delivery  in  the  current  month  and  simultaneously   contracts  to
repurchase  substantially  similar,  but not  identical  (same  type,  coupon  and  maturity), securities  on a specified  future date.  During the roll period,  the Fund forgoes  principal and interest paid on the  securities.  The Fund is compensated  by the difference  between the current  sales price and the lower forward price for the future  purchase  (often  referred to as the "drop") or fee income and by the  interest  earned on the cash  proceeds of the initial sale.  A "covered  roll" is a specific  type of dollar roll for which  there is an  offsetting cash position or a cash  equivalent  security  position which matures on or before the forward settlement  date of the dollar  roll  transaction.  The Fund may enter into both  covered  and uncovered  rolls.  At the  time the  Fund  enters  into a  dollar  roll  transaction,  it will segregate  cash or  liquid  securities  having a value  not less  than  the  repurchase  price
(including  accrued  interest) and will  subsequently  monitor the segregated assets to ensure that their value is maintained.

Lending of Portfolio Securities

The  Fund  has  the  authority  to lend up to  331/3%  of the  total  value  of its  portfolio securities  (taken at market  value) to  brokers,  dealers and other  financial  organizations that meet capital and other credit  requirements  or other criteria  established by the Fund's
Board of Trustees.  The Fund will not lend  securities to the  Advisors,  the  Distributor  or their  affiliates,  except as may be  permitted  by the 1940 Act or an order from the SEC. The
Board of  Trustees  will  make a  determination  that the fee paid to the  placing  broker  is reasonable.  These loans must be  collateralized  by cash or liquid  securities at least equal
to  the  market  value  of  the  securities   loaned  plus  accrued  income.  By  lending  its
securities,  the Fund may increase its income by continuing to receive  payments in respect of dividends  and  interest  on the loaned  securities  as well as by either  investing  the cash collateral  in short-term  securities  or obtaining  yield in the form of interest paid by the borrower  when  irrevocable  letters  of  credit  and US  government  obligations  are used as collateral.  Any gain or loss in the market  price of the  securities  loaned that might occur during  the term of the loan  would be for the  account  of the Fund.  From time to time,  the
Fund may return a part of the interest  earned from the investment of collateral  received for securities  loaned to the  borrower  and/or a third party that is  unaffiliated  with the Fund and that is acting as a "finder."

The Fund will adhere to the  following  conditions  whenever  securities  are loaned:  (1) the
Fund must receive at least 100%  collateral  consisting  of cash or  equivalent  securities of the type  discussed  above at least equal to the market  value of the  securities  loaned plus accrued interest from the borrower;  (2) the  borrower must increase this collateral  whenever the market value of the  securities  including  accrued  interest rises above the level of the collateral;  (3) the  Fund must be able to terminate  the loan at any time;  (4) the Fund must receive  reasonable  interest  on the  loan,  as  well as any  dividends,  interest  or  other distributions on the loaned  securities;  (5) the Fund may pay only reasonable  custodian fees in connection  with the loan;  and (6) voting rights on the loaned  securities may pass to the borrower;  provided,  however,  that if a material  event  adversely  affecting the investment occurs,  the Fund  must  retain  the  right to  terminate  the  loan and  recall  and vote the securities.

During  the term of the  loan,  the Fund  continues  to bear the risk of  fluctuations  in the price  of the  loaned  securities.  In  lending  securities  to  brokers,  dealers  and  other organizations,  the  Fund is  subject  to  risks  which,  like  those  associated  with  other extensions of credit,  include delays in receiving additional  collateral,  in recovery of the securities  or even loss of rights in the  collateral  should the  borrower of the  securities fail  financially.  Default by or bankruptcy  of a borrower  would expose the Fund to possible loss  because  of  adverse  market  action,  expenses  and/or  delays in  connection  with the disposition of the underlying  securities.  Upon receipt of appropriate  regulatory  approval, cash  collateral  may be invested in a money market fund managed by the Advisor (or one of its affiliates)  and the Advisor (or one of its  affiliates) may serve as the Fund's lending agent and may share in revenue  received from securities  lending  transactions as compensation  for this service.

Borrowing.  The Fund may borrow for  temporary or emergency  purposes.  This  borrowing may be unsecured.  Among  the  forms of  borrowing  in which the Fund may  engage  is  entering  into reverse  repurchase  agreements.  The 1940 Act requires the Fund to maintain  continuous asset
coverage  (that  is,  total  assets  including  borrowings,   less  liabilities  exclusive  of
borrowings) of 300% of the amount  borrowed.  If the asset coverage  should decline below 300%
as a result of market  fluctuations  or for other  reasons,  the Fund is required to sell some of its portfolio  securities  within three days to reduce its  borrowings and restore the 300%
asset coverage,  even though it may be disadvantageous  from an investment  standpoint to sell securities  at that  time.  Borrowing  may  exaggerate  the  effect on net asset  value of any increase or decrease in the market  value of the  portfolio.  Money  borrowed  will be subject to  interest  costs  which  may or may not be  recovered  by  appreciation  of the  securities purchased.  The Fund also may be required to maintain  minimum average  balances in connection with such  borrowing or to pay a commitment or other fee to maintain a line of credit;  either of these  requirements  would  increase the cost of borrowing  over the stated  interest rate.
See "Investment Restrictions."

Short  Sales.  The Fund may engage in short sales with respect to  securities  that it owns or has the right to obtain  (for  example,  through  conversion  of a  convertible  bond).  These transactions,  known as short sales  "against the box," allow the Fund to hedge  against price
fluctuations   by  locking  in  a  sale  price  for  securities  it  does  not  wish  to  sell immediately.  In a short  sale,  the Fund sells a borrowed  security  and has a  corresponding obligation to the lender to return the  identical  security.  The seller does not  immediately deliver the  securities  sold and is said to have a short position in those  securities  until delivery  occurs.  If the Fund engages in a short sale,  the collateral for the short position will be segregated.

The Fund does not intend to engage in short  sales  against the box for  investment  purposes.
The Fund may,  however,  make a short sale as a hedge,  when it  believes  that the price of a security  may  decline,  causing a decline in the value of a security  owned by the Fund (or a security  convertible or exchangeable  for such security).  In such case, any future losses in the Fund's long position  should be offset by a gain in the short  position  and,  conversely, any gain in the long position  should be reduced by a loss in the short  position.  The extent to which such gains or losses are reduced  will depend  upon the amount of the  security  sold short  relative  to the  amount the Fund owns.  There will be certain  additional  transaction costs  associated  with short  sales  against  the box,  but the Fund will  endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Other  Investment  Companies.  The Fund may  invest in the  aggregate  no more than 10% of its total assets,  calculated at the time of purchase,  in the  securities of other  US-registered investment  companies.  In addition,  the Fund may not invest more than 5% of its total assets in the  securities  of any one such  investment  company or acquire more than 3% of the voting securities  of  any  other  such  investment  company.  The  Fund  will  indirectly  bear  its proportionate  share of any management or other fees paid by investment  companies in which it invests, in addition to its own fees.

Temporary  Defensive  Investments.  For temporary  defensive  purposes during periods when the
Advisor  determines that conditions  warrant,  the Fund may invest up to 100% of its assets in
cash  and  investment  grade  money  market  instruments,   including  (but  not  limited  to)
securities  issued or  guaranteed  by the US  government,  its agencies or  instrumentalities;
certificates of deposit,  time deposits,  and bankers'  acceptances issued by banks or savings and loans  associations  having  net  assets of at least  $100  million as of the end of their most recent  fiscal year;  commercial  paper rated at the time of purchase at least A-2 by S&P or P-2 by Moody's,  or unrated  commercial paper determined by the Advisor to be of comparable quality;  repurchase  agreements involving any of the foregoing;  and, to the extent permitted by applicable  law,  shares of other  investment  companies  investing  solely in money market instruments.

Diversification.  The  Fund is  "diversified"  under  the 1940  Act and are  also  subject  to issuer  diversification  requirements  imposed on regulated investment companies by Subchapter
M of the Code.  See "Investment Restrictions" and "Taxes".

Concentration  of  Investments.  As a matter of  fundamental  policy,  the Fund may not invest
25% or more of its total  assets in the  securities  of one or more issuers  conducting  their principal  business  activities in the same industry of group industries (except US government securities).

                                   INVESTMENT RESTRICTIONS

The  fundamental  investment  restrictions  set forth below may not be changed with respect to the  Fund  without  the  approval  of a  "majority"  (as  defined  in  the  1940  Act)  of the outstanding  shares of the  Fund.  For the  purposes  of the 1940  Act,  "majority"  means the lesser of (a) 67% or more of the shares of the Fund  present at a meeting,  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or  represented  by proxy or
(b) more than 50% of the shares of the Fund.

The  nonfundamental  investment  restrictions set forth below may be changed or amended by the
Trust's Board of Trustees without shareholder approval.

                             FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust may not, on behalf of the Fund:

(1)      Issue senior  securities,  except as permitted by paragraphs  (2), (6) and (7) below.
         For purposes of this  restriction,  the issuance of shares of beneficial  interest in multiple classes or series,  the purchase or sale of options,  futures  contracts and
         options  on  futures  contracts,   forward  commitments,   forward  foreign  exchange
         contracts,  repurchase  agreements and reverse repurchase  agreements entered into in
         accordance  with  the  Fund's  investment  policy,   and  the  pledge,   mortgage  or
         hypothecation  of the Fund's  assets  within the meaning of  paragraph  (3) below are not deemed to be senior securities.

(2)      Borrow  money  (i)  except  from  banks  as a  temporary  measure  for  extraordinary emergency  purposes and (ii) except that the Fund may enter into  reverse  repurchase agreements and dollar rolls with banks,  broker-dealers  and other parties;  provided that,  in each case,  the Fund is  required to  maintain  asset  coverage of at least
         300% for all  borrowings.  For the  purposes of this  investment  restriction,  short
         sales,  transactions  in  currency,   forward  contracts,   swaps,  options,  futures
         contracts  and  options on futures  contracts,  and forward  commitment  transactions shall not constitute borrowing.

(3)      Pledge,   mortgage,   or  hypothecate  its  assets,  except  to  secure  indebtedness permitted  by paragraph  (2) above and to the extent  related to the  segregation  of assets in  connection  with the  writing  of  covered  put and call  options  and the purchase of  securities or  currencies  on a forward  commitment or  delayed-delivery basis and collateral  and initial or variation  margin  arrangements  with respect to forward contracts, options, futures contracts and options on futures contracts.

(4)      Act  as  an  underwriter,   except  to  the  extent  that,  in  connection  with  the
         disposition  of  portfolio  securities,  the Fund may be deemed to be an  underwriter for purposes of the Securities Act of 1933.

(5)      Purchase or sell real  estate,  or any  interest  therein,  and real estate  mortgage loans,  except that the Fund may invest in  securities  of corporate or  governmental entities  secured  by real  estate or  marketable  interests  therein  or  securities issued by  companies  (other than real estate  limited  partnerships)  that invest in real estate or interests therein.

(6)      Make loans,  except that the Fund may lend  portfolio  securities in accordance  with the Fund's investment  policies and may purchase or invest in repurchase  agreements, bank  certificates  of  deposit,  all or a portion  of an issue of  bonds,  bank loan participation  agreements,  bankers'  acceptances,  debentures  or other  securities, whether or not the purchase is made upon the original issuance of the securities.

(7)      Invest in commodities or commodity  contracts or in puts,  calls,  or combinations of both,  except  interest rate futures  contracts,  options on  securities,  securities indices,  currency and other financial instruments,  futures contracts on securities, securities  indices,  currency and other  financial  instruments  and options on such
         futures   contracts,   forward   foreign   currency   exchange   contracts,   forward
         commitments,  securities  index  put  or  call  warrants  and  repurchase  agreements entered into in accordance with the Fund's investment policies.

(8)      Invest 25% or more of the value of the Fund's total assets in the  securities  of one or more issuers conducting their principal  business  activities in the same industry
         or  group  of  industries.   This  restriction  does  not  apply  to  investments  in
         obligations of the U.S. Government or any of its agencies or instrumentalities.

In addition, the Fund will adhere to the following fundamental investment restriction:

o         With respect to 75% of its total assets,  the Fund may not purchase  securities of an issuer (other than the U.S. Government,  or any of its agencies or instrumentalities, or other investment companies),  if (a) such purchase would cause more than 5% of the
         Fund's total assets  taken at market value to be invested in the  securities  of such issuer,  or (b)  such  purchase  would  at the time  result  in more  than 10% of the outstanding voting securities of such issuer being held by the Fund.

                            NONFUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the fundamental  policies  mentioned  above, the Board of Trustees of the Trust has adopted the  following  nonfundamental  policies  that may be changed or amended by action of the Board of Trustees without shareholder approval.

The Trust may not, on behalf of the Fund:

(a)      Participate on a  joint-and-several  basis in any  securities  trading  account.  The
         "bunching"  of orders for the sale or purchase  of  marketable  portfolio  securities with other  accounts  under the  management of the Advisor to save  commissions or to average prices among them is not deemed to result in a securities trading account.

(b)      Purchase  securities  of other  investment  companies,  except  as  permitted  by the
         Investment  Company  Act of  1940  and the  rules,  regulations  and  any  applicable exemptive order issued thereunder.

(c)      Invest for the purpose of exercising control over or management of any company.

(d)      Purchase any  security,  including  any  repurchase  agreement  maturing in more than seven  days,  which is  illiquid,  if more  than 15% of the net  assets  of the Fund, taken at market value, would be invested in such securities.

The staff of the SEC has taken the  position  that fixed time  deposits  maturing in more than seven days that cannot be traded on a secondary  market and  participation  interests in loans are  illiquid.  Until such time (if any) as this  position  changes,  the Trust,  on behalf of the Fund, will include such  investments in determining  compliance with the 15% limitation on
investments  in  illiquid  securities.   Restricted  securities  (including  commercial  paper
issued  pursuant  to  Section  4(2) of the 1933 Act)  which the  Advisor  has  determined  are readily marketable will not be deemed to be illiquid for purposes of such restriction.

"Value" for the  purposes of the  foregoing  investment  restrictions  means the market  value used in determining the Fund's net asset value.

                               MANAGEMENT OF THE TRUST AND FUND

Trustees and Officers

The  overall  business  and  affairs  of the  Trust and the Fund are  managed  by the Board of
Trustees.  The Board approves all  significant  agreements  between the Trust/Fund and persons or companies furnishing services to the Trust/Fund,  including the Trust/Fund  agreements with its  investment  advisor,  distributor,  custodian and transfer  agent.  The Board of Trustees and the  executive  officers  are  responsible  for managing  the  Trust/Fund  affairs and for exercising  the  Trust/Fund  powers  except  those  reserved  for the  shareholders  and those assigned to the  Advisor or other  service  providers.  Each  Trustee  holds  office  until he resigns,  is removed or a  successor  is elected  and  qualified.  Each  officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The  following  information  is  provided  for each  Trustee  and Officer of the Trust and the
Fund's Board as of the end of the most recently  completed  calendar  year.  The first section of the table  lists  information  for each  Trustee who is not an  "interested  person" of the
Trust  and Fund (as  defined  in the 1940 Act) (an  "Independent  Trustee").  Information  for
each  Non-Independent  Trustee (the "Interested  Trustee")  follows.  The Interested  Trustees are  considered  to be  interested  persons  as  defined  by the  1940  Act  because  of their employment  with either the Fund's advisor  and/or  underwriter.  The mailing  address for the
Trustees  and  Officers  with  respect  to  Trust/Fund's   operations  is  One  South  Street,
Baltimore, Maryland, 21202.

                         INFORMATION CONCERNING TRUSTEES AND OFFICERS

Non-Interested Trustees

Name, Date of Birth, Position                                                                   Number of Funds in
with the Fund and Length of     Business Experience and Directorships                           the Fund Complex
Time Served1,2                  During the Past 5 Years                                         Overseen
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Richard R. Burt                 Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman           67
2/3/47                          of the Board, Weirton Steel Corporation3 (April 1996 to
Trustee since 2002              present); Member of the Board, Hollinger International, Inc.3
                                (publishing) (1995 to present), HCL Technologies Limited
                                (information technology) (April 1999 to present), UBS Mutual
                                Funds (formerly known as Brinson and Mitchell Hutchins
                                families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.3 International Advisory
                                Council (July 1996 to present). Formerly, Partner, McKinsey &
                                Company (consulting) (1991-1994) and US Chief Negotiator in
                                Strategic Arms Reduction Talks (START) with former Soviet
                                Union and US Ambassador to the Federal Republic of Germany
                                (1985-1991); Member of the Board, Homestake Mining3 (mining and exploration) (1998-February 2001), Archer Daniels Midland
                                Company3 (agribusiness operations) (October 1996-June 2001)
                                and Anchor Gaming (gaming software and equipment) (March
                                1999-December 2001).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill                  Trustee, Phoenix Zweig Series Trust (since September 1989),             65
3/28/30                         Phoenix Euclid Market Neutral Funds (since May 1998)
Trustee since 2002              (registered investment companies); Retired (since 1986).
                                Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                Director, Vintners International Company Inc. (June 1989-May
                                1992), Coutts (USA) International (January 1992-March 2000),
                                Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                                1999); General Partner, Pemco (investment company) (June
                                1979-June 1986).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                Nomura Professor of Finance, Leonard N. Stern School of                 66
7/15/37                         Business, New York University (since September 1964); Trustee,
Trustee since 2002              CREF (Pension Fund) (since January 2000); Director, S.G. Cowen
                                Mutual Funds (January 1985-January 2001), Japan Equity Fund,
                                Inc. (since January 1992), Thai Capital Fund, Inc. (since
                                January 2000) and Singapore Fund, Inc. (since January 2000)
                                (registered investment companies). Formerly, Trustee, TIAA
                                (Pension Fund) (January 1996-January 2000).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman              Private Equity Investor (January 1997 to present); Director,            65
5/27/37                         Soundview Technology Group Inc. (investment banking) (July
Trustee since 2002              1998 to present), Corvis Corporation3 (optical networking
                                equipment) (July 2000 to present), Brown Investment Advisory &
                                Trust Company (investment advisor) (February 2001 to present),
                                The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment
                                companies) (March 1998 to present). Formerly, Director, Circon
                                Corp.3 (medical instruments) (November 1998-January 1999);
                                President and Chief Executive Officer, The National
                                Association of Securities Dealers, Inc. and The NASDAQ Stock
                                Market, Inc. (1987-1997); Chief Operating Officer of Alex.
                                Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                                (1985-1987); General Partner, Alex. Brown & Sons Incorporated
                                (now Deutsche Bank Securities Inc.) (1976-1985).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring              Jacob Safra Professor of International Banking and Professor,           65
2/18/46                         Finance Department, The Wharton School, University of
Trustee since 2002              Pennsylvania (since July 1972); Director, Lauder Institute of
                                International Management Studies (since July 2000);
                                Co-Director, Wharton Financial Institutions Center (since
                                July 2000) and Vice Dean and Director, Wharton Undergraduate
                                Division (July 1995-June 2000).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones                 Senior Vice President, BGK Realty, Inc. (commercial real                65
1/31/33                         estate) (since 1995); Trustee, 8 open-end mutual funds managed
Trustee since 1993              by Weiss, Peck & Greer (since 1985) and Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since
                                1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                President and Chief Executive Officer, The Pew Charitable               65
4/10/51                         Trusts (charitable foundation) (1994 to present); Executive
Trustee since 2002              Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive
                                Director, The Pew Charitable Trusts (1988-1994); Director, ISI
                                Family of Funds (registered investment companies) (1997-1999)
                                and Director, The Glenmede Trust Company (investment trust and wealth management (1994-2002).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            Principal, Philip Saunders Associates (Economic and Financial           65
10/11/35                        Consulting) (since November 1988). Formerly, Director,
Trustee since 2002              Financial Industry Consulting, Wolf & Company
                                (consulting)(1987-1988); President, John Hancock Home Mortgage
                                Corporation (1984-1986); Senior Vice President of Treasury and
                                Financial Services, John Hancock Mutual Life Insurance
                                Company, Inc. (1982-1986).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
William N. Searcy               Pension & Savings Trust Officer, Sprint Corporation3                    65
9/03/46                         (telecommunications) (since November 1989); Trustee of 22
Trustee since 1993              open-end mutual funds managed by Sun Capital Advisers, Inc.
                                (since November 1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth             President, Robert H. Wadsworth Associates, Inc. (consulting             68
1/29/40                         firm) (May 1982 to present). Formerly, President and Trustee,
Trustee since 2002              Trust for Investment Managers (registered investment company)
                                (April 1999-June 2002); President, Investment Company
                                Administration, L.L.C. (January 1992*-July 2001); President,
                                Treasurer and Director, First Fund Distributors, Inc. (June
                                1990-January 2002); Vice President, Professionally Managed
                                Portfolios (May 1991-January 2002) and Advisors Series Trust
                                (October 1996-January 2002) (registered investment companies);
                                President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994-November1998).

                                *        Inception date of the corporation which was the
                                         predecessor to the L.L.C.
--------------------------------------------------------------------------------------------------------------------

Interested Trustee

Name, Date of Birth, Position   Business Experience and Directorships                           Number of Funds in
with the Fund and Length of                                                                     the Fund Complex
Time Served1,2                  During the Past 5 Years                                         Overseen
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale4                Managing Director, Deutsche Bank Securities Inc. (formerly              198
7/17/45                         Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
Chairman and Trustee since 2002 (1999 to present); Director and President, Investment Company
                                Capital Corp. (registered investment advisor) (1996 to
                                present); Director, Deutsche Global Funds, Ltd. (2000 to
                                present), CABEI Fund (2000 to present), North American Income
                                Fund (2000 to present) (registered investment companies);
                                Director, Scudder Global Opportunities Fund (since 2003);
                                Director/Officer Deutsche/Scudder Mutual Funds (various
                                dates); President, Montgomery Street Securities, Inc. (2002 to
                                present) (registered investment companies); Vice President,
                                Deutsche Asset Management, Inc. (2000 to present); formerly,
                                Director, ISI Family of Funds (registered investment
                                companies; 4 funds overseen) (1992-1999).
--------------------------------------------------------------------------------------------------------------------

Officers

Name, Date of Birth,         Business Experience and Directorships
Position with the Fund and
Length of Time Served1,2     During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.5      Managing Director of Deutsche Asset Management, Inc. (1999-present), Vice President
8/30/58                      and Director of Scudder Distributors, Inc. (2001-present), Trustee, Crossroads for
President since 2002         Kids, Inc. (serves at risk children) (1990-present); President and Director, Scudder
                             Service Corp. (2000-present), Scudder Financial Services, Inc. (2000-present),
                             Scudder Investments Service Company (2001-present).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy5              Vice President, Deutsche Asset Management (September 2000-present). Formerly,
10/13/63                     Director, John Hancock Signature Services (1992-2001); Senior Manager, Prudential
Vice President and           Mutual Fund Services (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo5            Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President
8/5/57                       and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
Treasurer since 2002         (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers
                             LLP) (1993-1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch             Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche
3/27/54                      Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management
Secretary since 1999         (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities
                             Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange
                             Commission (1993-1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson5 (40)       Managing Director of Deutsche Asset
Assistant Secretary since    Management
2002
--------------------------------------------------------------------------------------------------------------------

1        Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2        Length of time served represents the date that each Trustee or Officer first began serving in that position with Morgan Grenfell Investment Trust of which these funds are a series.

3        A publicly held company with securities registered pursuant to Section 12 of the
         Securities Exchange Act of 1934.

4        Mr. Hale is a Trustee who is an "interested person" within the meaning of Section
         2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management,
         Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

5        Address: Two International Place, Boston, Massachusetts.

Ms.  Pearson and Messrs.  Glavin,  Hirsch,  Murphy and Rizzo also hold similar  positions  for other investment companies for which DeAMIS or an affiliate serves as the advisor.

Trustee Ownership in the Fund1

                                                                          Aggregate Dollar Range of Ownership as of
                                                                          December 31, 2002 in all Fund Overseen by
                                             International Select                      Trustee
Trustee                                         Equity Fund                        in the Fund Complex2,3
-------                                         -----------                        ----------------------

Independent Trustees

Richard R. Burt                                    None                                  over $100,000

S. Leland Dill                                     None                                  over $100,000

Martin J. Gruber                                   None                                 $10,001-$50,000

Joseph R. Hardiman                                 None                                  over $100,000

Richard J. Herring                                 None                                $50,001-$100,000

Graham E. Jones                              $10,001- $50,000                            over $100,000

Rebecca W. Rimel                                   None                                  over $100,000

Philip Saunders, Jr.                               None                                  over $100,000

William N. Searcy                              $1 - $10,000                               $1-$10,000

Robert H. Wadsworth                                None                                  over $100,000

Interested Trustee

Richard T. Hale                                    None                                  over $100,000

1        The amount shown includes share  equivalents of Fund which the board member is deemed to be invested  pursuant to the Fund's  deferred  compensation  plan.  The  inclusion therein of any shares deemed  beneficially  owned does not constitute an admission of beneficial ownership of the shares.

2        Securities  beneficially  owned as defined  under the 1934 Act include  direct and/or indirect  ownership of securities where the director's  economic  interest is tied to the  securities,  employment  ownership  and  securities  when the director can exert voting power and when the director has authority to sell the  securities.  The dollar ranges are:  None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

3        Morgan Grenfell Investment Trust, and its series:
                  International Select Equity Fund
                  European Equity Fund
                  Emerging Markets Debt Fund
                  Fixed Income Fund
                  Municipal Bond Fund
                  Short Duration Fund (previously known as Short-Term Fixed Income Fund)
                  Short-Term Municipal Bond Fund
                  High Income Plus Fund (previously known as High Yield Bond Fund)
                  Micro Cap Fund
                  Total Return Bond Fund

Ownership in Securities of the Advisors and Related Companies

As reported to the Trust,  the  information in the following  table reflects  ownership by the
Independent  Trustees and their immediate family members of certain  securities as of December
31,  2002.  An  immediate  family  member  can be a  spouse,  children  residing  in the  same household  including step and adoptive children and any dependents.  The securities  represent ownership  in an  investment  advisor or  principal  underwriter  of the Fund and any  persons
(other than a registered  investment company) directly or indirectly  controlling,  controlled by, or under common  control with an investment  advisor or principal  underwriter of the Fund
(including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
    Independent Trustee        to Trustee        Company      Title of Class        Basis        Aggregate Basis
    -------------------        ----------        -------      --------------        -----        ---------------

Richard R. Burt                                   None
S. Leland Dill                                    None
Martin J. Gruber                                  None
Joseph R. Hardiman                                None
Richard Herring                                   None
Graham E. Jones                                   None
Rebecca W. Rimel                                  None
Philip Saunders, Jr.                              None
William N. Searcy                                 None
Robert H. Wadsworth                               None

As of February 19, 2003, the Trustees and officers of the Trust owned,  as a group,  less than one percent of the outstanding shares of each class of the Fund.

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust met 5 times  during the  calendar  year ended  December 31,
2002 and each  Trustee  attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board  Committee.  The current  Board of Trustees  was elected on July 30,  2002.  The Trust's
Board currently has the following committees:

Audit  Committee:  The Audit  Committee  makes  recommendations  regarding  the  selection  of independent  auditors  for the Fund,  confers  with the  independent  auditors  regarding  the
Fund's  financial  statements,  the results of audits and related  matters,  and performs such other tasks as the full Board deems  necessary or appropriate.  The Audit  Committee  receives annual  representations  from the auditors as to their independence.  The members of the Audit
Committee are S. Leland Dill  (Chairman)  and all of the  Non-Interested  Trustees.  The Audit
Committee met 5 times during the calendar year.

Nominating  and  Governance  Committee:  The primary  responsibilities  of the  Nominating and
Governance   Committee,   consisting  of  all  the  Non-Interested   Trustees,   are  to  make
recommendations  to the  Board on issues  related  to the  composition  and  operation  of the
Board,  and  communicate  with  management  on those issues.  The  Nominating  and  Governance
Committee  also  evaluates  and  nominates  Board  member   candidates.   The  Nominating  and
Governance  Committee,  which meets as often as deemed  appropriate by the Committee,  met one time during the last calendar year.

Pricing  Committee:  The Pricing  Committee is  authorized to act for the Board of Trustees in connection  with the valuation of portfolio  securities  held by the Fund in  accordance  with the Trust's Valuation  Procedures.  Messrs.  Hale, Jones and Searcy are members of the Pricing
Committee,  while  Messrs.  Burt,  Dill,  Saunders  and  Wadsworth  are  alternates.  Only two
Trustees  are  required to  constitute  a quorum for  meetings of the Pricing  Committee.  The
Pricing Committee met six times during the most recent calendar year.

Executive  Committee:  The  Executive  Committee,  which did not meet during the last calendar year,  has the  functions  of making  recommendations  to the full Board  with  respect to the renewal of the Fund's agreements with its service providers.

Remuneration.  Officers of the Trust receive no direct  remuneration  from the Fund.  Officers and  Trustees of the Fund who are  officers or trustees of Deutsche  Asset  Management  or the
Advisor may be considered to have received  remuneration  indirectly.  As compensation for his or her services,  each  Independent  Trustee  receives an aggregate annual fee, plus a fee for each meeting attended (plus  reimbursement for reasonable  out-of-pocket  expenses incurred in connection  with his or her  attendance at board and committee  meetings) from the Fund in the
Fund  Complex for which he or she serves.  In  addition,  the  Chairmen of the Fund  Complex's
Audit Committee and Executive  Committee receive an annual fee for their services.  Payment of such fees and expenses is allocated among all such Fund described  above in direct  proportion to their relative net assets.

Members of the Board of Trustees who are  employees of the Advisor or its  affiliates  receive no direct  compensation  from the Fund,  although  they are  compensated  as  employees of the
Advisor,  or its affiliates,  and as a result may be deemed to participate in fees paid by the
Trust.  The  following  table shows  compensation  received by each Trustee from the Trust and aggregate compensation from the Fund Complex during the calendar year 2002.

                                                               Pension or Retirement        Total Compensation Paid
                                Aggregate Compensation      Benefits Accrued as Part of    to Trustees from the Fund
Name of Trustee                    from the Trust1                 Fund Expenses             and the Fund Complex2
---------------                    --------------                  -------------                         ---------

Richard R. Burt                         $3,720                                $0                     $124,500
S. Leland Dill                          $3,873                                $0                     $102,250
Paul K. Freeman3                       $14,500                                $0                     $124,198
Martin J. Gruber                        $3,720                                $0                     $109,000
Richard T. Hale                             $0                                $0                           $0
Joseph R. Hardiman                      $3,720                                $0                      $96,000
Richard J. Herring                      $3,720                                $0                      $99,750
Graham E. Jones                        $18,220                                $0                      $80,500
Hugh G. Lynch3                         $14,500                                $0                      $23,750
Rebecca W. Rimel                        $3,720                                $0                      $96,000
Philip Saunders, Jr.                    $3,720                                $0                      $99,750
Edward T. Tokar3                       $14,500                                $0                      $14,500
William N. Searcy                      $21,220                                $0                      $83,500
Robert H. Wadsworth                     $3,720                                $0                     $126,000

1        Morgan Grenfell Investment Trust consists of the following series:
                  International Select Equity Fund
                  European Equity Fund
                  Emerging Markets Debt Fund
                  Fixed Income Fund
                  Municipal Bond Fund
                  Short Duration Fund (previously known as Short-Term Fixed Income Fund)
                  Short-Term Municipal Bond Fund
                  High Income Plus Fund (previously known as High Yield Bond Fund)
                  Micro Cap Fund
                  Total Return Bond Fund
                  Emerging Markets Equity Fund

2         During calendar year 2002, the total number of funds in the Fund Complex was 198.
          During calendar year 2002, the total number of funds overseen by each Trustee was
          84 funds except for Messrs. Burt (86 funds), Freeman (96 funds), Gruber (85 funds),
          Hale (198 funds), Hardiman (82 funds), Lynch (11 funds), Tokar (12 funds), and
          Wadsworth (87 funds).

3        No longer Trustees as of July 30, 2002.

                            INVESTMENT ADVISORY AND OTHER SERVICES

Deutsche Asset Management  Investment  Services Limited ("DeAMIS," or the "Advisor"),  located at One Appold  Circus,  London,  England,  acts as Investment  Advisor to the Fund.  Effective
October  6,  1999,  DeAMIS's  name  was  changed  from  Morgan  Grenfell  Investment  Services
Limited.

DeAMIS acts as investment  advisor to the Fund pursuant to the terms of a management  contract between  the Trust and  DeAMIS.  The  management  contract  referenced  above is  referred  to collectively herein as the "Management Contract."

Pursuant to the Management  Contract,  the Advisor supervises and assists in the management of the  assets  of the Fund and  furnishes  the Fund with  research,  statistical,  advisory  and managerial  services.  The Advisor  determines on a continuous  basis,  the  allocation of the
Fund's  investments  among countries.  The Advisor is responsible for the ordinary expenses of offices,  if any, for the Trust and the  compensation,  if any, of all officers and  employees of the Trust and all  Trustees  who are  "interested  persons" (as defined in the 1940 Act) of the Advisor.

Under the  Management  Contract,  the Trust,  on behalf of the Fund,  is  obligated to pay the
Advisor a monthly fee at 0.70% of the Fund's average daily net assets:

The Fund's  advisory  fees are paid monthly and will be prorated if the Advisor shall not have acted as the Fund's investment Advisor during the entire monthly period.

The  Advisor  and the  Administrator  have  contractually  agreed  to  waive  their  fees  and reimburse  expenses  so that  total  expenses  will not  exceed  those set forth in the Fund's
Prospectuses.  For each  class of the Fund the  contractual  fee  waivers  cover the  16-month period from the Fund's most recently  completed  fiscal year.  These  contractual  fee waivers may only be changed by the Trust's Board of Trustees.

For  advisory  fees,  the Fund paid the Advisor for the fiscal years ended  October 31,  2000,
2001 and $2002, $1,629,360, $1,810, 153 and $1,762,700.

For  the  fiscal  years  ended  October  31,  2000,   2001  and  2002,  the  Advisor  and  the
Administrator  waived fees and/or reimbursed  expenses of the Fund in the amounts of $412,905,
$457,257 and $432,954, respectively.

The  Management  Contract was last  approved on June 6, 2002 by a vote of the Trust's Board of
Trustees,  including  a majority  of those  Trustees  who were not  parties to the  Management
Contract or "interested  persons" of such parties.  The  Management  Contract will continue in effect with respect to the Fund only if such  continuance is  specifically  approved  annually by the  Trustees,  including a majority of the Trustees who are not parties to the  Management
Contract or  "interested  persons" (as such term is defined in the 1940 Act) of such  parties, or by a vote of a majority of the  outstanding  shares of such fund. The  Management  Contract is terminable  by vote of the Board of Trustees,  or, with respect to the Fund, by the holders of a majority of the  outstanding  shares of the affected fund, at any time without penalty on
60 days'  written  notice to the Advisor.  Termination  of a Management  Contract with respect to the Fund will not  terminate  or  otherwise  invalidate  any  provision  of the  Management
Contract  between  the Advisor and any other  fund.  The  Advisor may  terminate a  Management
Contract  at  any  time  without  penalty  on 60  days'  written  notice  to  the  Trust.  The
Management Contract  terminates  automatically in the event of its assignment (as such term is defined in the 1940 Act).

The  Management  Contract  provides  that the  Advisor  will not be  liable  for any  error of judgment  or mistake of law or for any loss  suffered  by the Trust or any fund in  connection with the  performance  of the Advisor's  obligations  under the  Management  Contract with the
Trust,  except a loss resulting  from willful  misfeasance,  bad faith or gross  negligence on the part of the Advisor in the  performance  of its duties or from  reckless  disregard of its duties and obligations thereunder.

In the  management  of the Fund and its  other  accounts,  the  Advisor  allocates  investment opportunities  to all accounts for which they are appropriate  subject to the  availability of cash in any  particular  account and the final  decision of the  individual or  individuals in charge of such  accounts.  Where market supply is inadequate  for a  distribution  to all such accounts,  securities  are  allocated  based on the  Fund's  pro rata  portion  of the  amount ordered.  In some cases this  procedure  may have an adverse  effect on the price or volume of the security as far as the Fund is  concerned.  However,  it is the judgment of the Board that the desirability of continuing the Trust's advisory  arrangements  with the Advisor  outweighs
any  disadvantages  that  may  result  from  contemporaneous   transactions.   See  "Portfolio
Transactions."

DeAMIS is  registered  with the SEC as an  investment  Advisor  and  provides  a full range of international  investment  advisory services to individual and institutional  clients.  DeAMIS is an indirect,  wholly-owned  subsidiary of Deutsche Bank A.G., an  international  commercial and investment banking group.

                                        CODE OF ETHICS

The Board of Trustees  of the Trust has adopted a Code of Ethics  pursuant to Rule 17j-1 under the 1940 Act.  The  Trust's  Code of Ethics  permits  access  persons of the Fund to invest in securities  for their own  accounts,  but  requires  compliance  with the Code's  preclearance requirements,  subject to certain  exceptions.  In  addition,  the Trust's  Code  provides for trading  blackout  periods that prohibit trading by personnel within periods of trading by the
Fund in the same security.  The Trust's Code prohibits short term trading  profits,  prohibits personal  investment in initial  public  offerings and requires prior approval with respect to purchases of securities in private placements.

The Fund's advisors and their  affiliates  (including the Fund's  Distributor,  SDI) have each adopted  a Code of  Ethics  pursuant  to Rule  17j-1  under  the 1940  Act (the  "Consolidated
Code").  The  Consolidated  Code permits  access  persons to trade in securities for their own accounts, subject to compliance with the Consolidated Code's preclearance  requirements,  that may be purchased or held by the fund.  In addition,  the  Consolidated  Code also provides for trading  "blackout  periods" that prohibit  trading by personnel  within periods of trading by the Fund in the same  security.  The  Consolidated  Code also  prohibits  short  term  trading profits,  and personal  investment in initial  public  offerings and requires  prior  approval with respect to purchases of securities in private placements.

Portfolio  Management.  The person or persons who are primarily responsible for the day-to-day management  of the Fund's  portfolio and his or her relevant  experience  are described in the
Fund's prospectus.

Portfolio  Turnover.  The Fund's portfolio  turnover rate is calculated by dividing the lesser of the dollar  amount of sales or  purchases of portfolio  securities  by the average  monthly value of the Fund's portfolio  securities,  excluding securities having a maturity at the date of  purchase  of one year or less.  The Fund  may  sell  securities  held for a short  time in order to take  advantage of what the Advisor  believes to be temporary  disparities  in normal yield  relationships  between  securities.  A high rate of portfolio  turnover (i.e.,  100% or higher) will result in correspondingly  higher transaction costs to the Fund,  particularly if the Fund's  primary  investments  are equity  securities.  A high rate of  portfolio  turnover will also increase the  likelihood of net  short-term  capital gains  (distributions  of which are taxable to shareholders as ordinary income).

For this fiscal years ended October 31, 2000,  2001 and 2002,  the Fund's  turnover rates were
233%, 220% and 178%, respectively.

The Administrator.  Deutsche Asset Management,  Inc. (the  "Administrator"),  345 Park Avenue,
New York, New York 10154,  serves as the Trust's  administrator  pursuant to an Administration
Agreement.  Pursuant to the Administration  Agreement, the Administrator has agreed to furnish statistical  and  research  data,  clerical  services,  and  stationery  and office  supplies;
prepare and file various reports with the appropriate  regulatory  agencies  including the SEC and state  securities  commissions;  and provide  accounting and bookkeeping  services for the fund,  including the computation of the fund's net asset value, net investment  income and net realized capital gains, if any.

For its services under the  Administration  Agreement,  the  Administrator  receives a monthly fee of 0.30% of the aggregate  average daily net assets of the Fund.  The  Administrator  will pay  Accounting  Agency and  Transfer  Agency  fees out of the  Administration  fee.  Net Fund
Operating  Expenses will remain  unchanged since the Advisor has agreed to reduce its advisory fee and to make  arrangements  to limit  certain  other  expenses to the extent  necessary  to limit  Fund  Operating  Expenses  of the Fund to the  specified  percentage  of the Fund's net assets as described in the Expense Information tables in the prospectus.

For the fiscal years ended October 31, 2000,  2001 and 2002,  the Fund paid the  Administrator
$698,297, $775,988 and $751,705, respectively.

The  Administration  Agreement  provides that the  Administrator  will not be liable under the
Administration  Agreement  except for bad faith or gross  negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Expenses Of The Trust.  The expenses  borne by the Fund include:  (i) fees and expenses of any investment  Advisor and any administrator of the Fund;  (ii) fees and expenses incurred by the
Fund in  connection  with  membership  in  investment  company  organizations;  (iii) brokers'
commissions;  (iv) payment  for  portfolio  pricing  services  to a  pricing  agent,  if  any;
(v) legal  expenses;   (vi) interest,   insurance   premiums,   taxes  or  governmental  fees;
(vii) clerical  expenses of issue,  redemption or repurchase of shares of the Fund; (viii) the expenses  of and  fees  for  registering  or  qualifying  shares  of the  Fund for sale and of maintaining  the  registration  of the Fund and  registering the Fund as a broker or a dealer;
(ix) the fees and expenses of Trustees who are not affiliated  with the Advisor;  (x) the fees or  disbursements  of  custodians of the Fund's  assets,  including  expenses  incurred in the performance  of any  obligations  enumerated  by the  Declaration  of Trust or  By-Laws of the
Trust  insofar as they govern  agreements  with any such  custodian;  (xi) costs in connection with  annual or special  meetings  of  shareholders,  including  proxy  material  preparation, printing and mailing;  (xii) charges  and expenses of the Trust's  auditor;  (xiii) litigation and  indemnification  expenses and other  extraordinary  expenses not incurred in the ordinary course of the Trust's  business;  and  (xiv) expenses  of an  extraordinary  and  nonrecurring nature.

Transfer Agent.  Effective  December 16,  2002, Scudder Investments Service Company ("SISvC"),
has been  retained to act as transfer and  dividend  disbursing  agent  pursuant to a transfer agency  agreement (the "Transfer  Agency  Agreement"),  under which SISvC (i) maintains record shareholder  accounts,  and (ii) makes  periodic  reports  to the  Trust's  Board of  Trustees concerning the operations of the Fund. Prior to December 16,  2002 Investment  Company Capital
Corp.  acted as the Fund's  transfer and dividend  disbursing  agent.  SISvC provides the same services  that  ICCC  provided  to the Fund  and is  entitled  to  receive  the  same  rate of compensation.

Pursuant to a  sub-transfer  agency  agreement  between SISvC and DST Systems,  Inc.  ("DST"),
SISvC has delegated  certain  transfer agent and dividend  paying agent  functions to DST. The costs and expenses of such delegation are born by SISvC, not by the Fund.

Distributor.  The Trust,  on behalf of the Fund,  has entered  into a  distribution  agreement
(the  "Distribution  Agreement")  pursuant  to which  Scudder  Distributors,  Inc.,  222 South
Riverside  Plaza,  Chicago,  IL 60606  ("SDI"  or the  "Distributor"),  as  agent,  serves  as principal underwriter for the continuous offering of shares,  including  Institutional shares, of the Fund.  SDI, an  affiliate  of the Advisor,  is a wholly  owned  subsidiary  of Deutsche
Bank AG.  The  Distributor  has  agreed to use its best  efforts  to  solicit  orders  for the purchase of shares of the Fund,  although it is not  obligated to sell any  particular  amount of shares.  Class A, B and C shares of the Fund are  subject to sales  loads and  distribution fees.

The  Distribution  Agreement  will remain in effect for one year from its  effective  date and will  continue  in  effect  thereafter  only  if such  continuance  is  specifically  approved annually by the  Trustees,  including a majority  of the  Trustees  who are not parties to the
Distribution  Agreement or "interested  persons" of such parties.  The Distribution  Agreement was most  recently  approved  on  June 6,  2002 by a vote of the  Trust's  Board of  Trustees, including a majority of those Trustees who were not parties to the  Distribution  Agreement or
"interested  persons" of any such parties.  The  Distribution  Agreement is terminable,  as to the  Fund,  by  vote  of the  Board  of  Trustees,  or by the  holders  of a  majority  of the outstanding  shares of the Fund,  at any time without  penalty on 60 days'  written  notice to the  Distributor.  The  Distributor  may  terminate  the  Distribution  Agreement  at any time without penalty on 60 days' written notice to the Trust.

Class A, B and C Shares  Only.  In  addition,  with  respect to Class A, B and C Shares of the
Fund, these classes may enter into  Shareholder  Servicing  Agreements with certain  financial institutions to act as Shareholder  Servicing  Agents,  pursuant to which the Distributor will allocate a portion of its distribution  fee as compensation  for such financial  institution's ongoing shareholder  services.  The Fund may also enter into Shareholder  Servicing Agreements pursuant to which the  Advisor or its  affiliates  will  provide  compensation  out of its own resources for ongoing  shareholder  services.  Currently,  banking laws and regulations do not prohibit a financial  holding  company  affiliate  from acting as  distributor  or Shareholder
Servicing Agent or in other capacities for investment  companies.  Should future  legislative, judicial or  administrative  action  prohibit or restrict the  activities  of the  Shareholder
Servicing  Agents in connection with the Shareholder  Servicing  Agreements,  the Trust may be
required to alter  materially or discontinue its arrangements  with the Shareholder  Servicing
Agents.  Such  financial  institutions  may  impose  separate  fees in  connection  with these services and  investors  should  review the  Prospectuses  and this  Statement  of  Additional
Information in conjunction with any such institution's fee schedule.

As compensation  for providing  distribution  and shareholder  services as described above for the Class A Shares,  the Distributor  receives an annual fee, paid monthly,  equal to 0.25% of the average  daily net assets of the Class A Shares.  With respect to the Class A Shares,  the
Distributor  expects  to  allocate  up  to  all  of  its  fee  to  Participating  Dealers  and
Shareholder  Servicing  Agents.  As compensation  for providing  distribution  and shareholder services as described above for the Class B and C Shares,  the Distributor  receives an annual fee, paid monthly,  equal to 0.75% of their  respective  average daily net. In addition,  with respect to the Class B and C Shares, the Distributor  receives a shareholder  servicing fee at an annual rate of 0.25% of their respective average daily net assets.  (See the Prospectus.)

Distribution Fee                                 Total Aggregated
----------------                                 ----------------

Class A                                               $1,059
Class B                                               $1,133
Class C                                               $2,430

Shareholder Servicing Fee                        Total Aggregated                            Effective Rate
-------------------------                        ----------------                            --------------

Class C                                                 $810                              0.25%

Pursuant  to Rule  12b-1  under  the  1940  Act,  investment  companies  may pay  distribution expenses,  directly  or  indirectly,  only  pursuant  to a  plan  adopted  by  the  investment company's board of directors and approved by their shareholders.  International  Select Equity
Fund has  adopted  plans of  distribution  for their  Class A, B and C Shares  (the  "Plans").
Under  each  plan,  the  Fund  pays  a fee to  the  Distributor  for  distribution  and  other shareholder  servicing  assistance  as  set  forth  in the  Distribution  Agreement,  and  the
Distributor  is  authorized  to make  payments  out of its fee to  Participating  Dealers  and
Shareholder  Servicing  Agents.  The  Plans  will  remain  in  effect  from  year  to  year as specifically  approved  (a) at  least  annually  by  the  Board  of  Trustees  and  (b) by the affirmative  vote of a  majority  of the  Independent  Trustees,  by votes cast in person at a meeting called for such purpose.

In  approving  the Plans,  the Trustees  concluded,  in the  exercise of  reasonable  business judgment,  that there was a reasonable  likelihood  that the Plans would  benefit the Fund and their  shareholders.  The  Plans  will  be  renewed  only  if  the  Trustees  make  a  similar determination  in each  subsequent  year. The Plans may not be amended to increase  materially the  fee to be paid  pursuant  to the  Distribution  Agreement  without  the  approval  of the shareholders  of  International  Select  Equity Fund.  The Plans may be terminated at any time by the vote of a  majority  of the  Independent  Trustees  or by a vote of a  majority  of the
Fund's outstanding shares.

During the  continuance  of the Plans,  the  Trustees  will be provided for their  review,  at least  quarterly,  a  written  report  concerning  the  payments  made  under the Plans to the
Distributor  pursuant to the Distribution  Agreement and to Participating  Dealers pursuant to any  Sub-Distribution  Agreements.  Such reports  shall be made by the persons  authorized  to make such  payments.  In addition,  during the  continuance  of the Plans,  the  selection and
nomination  of  the  Independent   Trustees  will  be  committed  to  the  discretion  of  the
Independent Trustees then in office.

Under the Plans, amounts allocated to Participating  Dealers and Shareholder  Servicing Agents
may not exceed amounts  payable to the Distributor  under the Plans.  Payments under the Plans are  made as  described  above  regardless  of the  Distributor's  actual  cost  of  providing distribution  services  and may be used to pay the  Distributor's  overhead  expenses.  If the cost of  providing  distribution  services  to the Class A Shares  is less  than  0.25% of the
Class  A  Shares'  average  daily  net  assets  for any  period  or if the  cost of  providing distribution  services  to the  Class  B and C  Shares  is less  than  0.75%  of the  classes'
respective   average  daily  net  assets  for  any  period,  the  unexpended  portion  of  the distribution  fees may be  retained  by the  Distributor.  The  Plans do not  provide  for any charges to the Fund for excess amounts  expended by the  Distributor  and, if any of the Plans is  terminated in accordance  with its terms,  the  obligation of the Fund to make payments to the  Distributor  pursuant  to such Plan will cease and the Fund will not be  required to make any payments past the date the Distribution  Agreement  terminates with respect to that class.
In  return  for  payments   received   pursuant  to  the  Plans,   the  Distributor  pays  the
distribution-related   expenses  of  the  Fund   including  one  or  more  of  the  following:
advertising   expenses;   printing  and  mailing  of   prospectuses   to  other  than  current
shareholders;  compensation to dealers and sales  personnel;  and interest,  carrying or other financing charges.

INVESTMENT CLASS AND CLASS B AND C SHARES ONLY

The Fund has adopted a service plan (the "Plan") with respect to its  Investment  class shares which authorizes it to compensate Service  Organizations  whose customers invest in Investment class  shares  of the Fund for  providing  certain  personal,  account  administration  and/or shareholder  liaison services.  Pursuant to the Plans, the Fund may enter into agreements with
Service  Organizations  ("Service  Agreements").  Under such Service  Agreements or otherwise, the Service  Organizations  may perform some or all of the following  services:  (i) acting as record holder and nominee of all  Investment  shares  beneficially  owned by their  customers;
(ii) establishing  and  maintaining  individual  accounts  and  records  with  respect  to the service  shares owned by each  customer;  (iii) providing  facilities to answer  inquiries and respond to  correspondence  from  customers  about the status of their accounts or about other
aspects  of  the  Trust  or  applicable  Fund;   (iv) processing  and  issuing   confirmations
concerning customer orders to purchase,  redeem and exchange Investment shares;  (v) receiving and  transmitting  Fund  representing  the  purchase  price  or  redemption  proceeds  of such
Investment  shares;   (vi) participant   level   recordkeeping,   sub-accounting,   and  other
administrative  services in connection  with the entry of purchase and  redemption  orders for the Plan;  (vii) withholding sums required by applicable  authorities;  (viii) providing daily violation  services to the Plans;  (ix) paying and filing of all withholding and documentation required by  appropriate  government  agencies;  (x) provision  of  reports,  refund and other documents  required  by tax laws  and the  Employee  Retirement  Income  Security  Act of 1974
("ERISA");  and (xi) providing  prospectuses,  proxy materials and other documents of the Fund to participants as may be required by law.

As  compensation  for such  services,  each  Service  Organization  of a Fund is  entitled  to receive a service fee in an amount up to 0.25% (on an  annualized  basis) of the average daily net  assets  of the  Fund's  Investment  shares  attributable  to  customers  of such  Service
Organization.  Service  Organizations  may from time to time be required to meet certain other criteria in order to receive service fees.

In accordance  with the terms of the Service  Plans,  the officers of the Trust provide to the
Trust's  Board of  Trustees  for  their  review  periodically  a written  report  of  services performed  by and fees paid to each  Service  Organization  under the Service  Agreements  and
Service Plans.

Pursuant to the Plans,  Investment  shares of a Fund that are beneficially  owned by customers of a Service  Organization  will convert  automatically  to  Institutional  shares of the same
Fund  in  the  event  that  such  Service  Organization's  Service  Agreement  expires  or  is terminated.  Customers  of a Service  Organization  will  receive  advance  notice of any such conversion,  and any such  conversion  will be effected on the basis of the relative net asset values of the two classes of shares involved.

Conflict of interest  restrictions  (including the Employee  Retirement Income Security Act of
1974 ("ERISA") may apply to a Service  Organization's  receipt of compensation  paid by a Fund in  connection  with the  investment  of fiduciary  assets in  Investment  shares of the Fund.
Service  Organizations that are subject to the jurisdiction of the Commission,  the Department of Labor or state  securities  commissions  are urged to  consult  their  own  legal  Advisors before investing fiduciary assets in Investment shares and receiving service fees.

The Trust believes that  fiduciaries of ERISA plans may properly  receive fees under a Service
Plan if the plan fiduciary otherwise properly  discharges its fiduciary duties,  including (if applicable)  those  under  ERISA.  Under  ERISA,  a  plan  fiduciary,  such  as a  trustee  or investment manager,  must meet the fiduciary  responsibility  standards set forth in part 4 of
Title  I of  ERISA.  Those  standards  are  designed  to  help  ensure  that  the  fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403(c)(1)  of ERISA  provides,  in part,  that the  assets of a plan shall be held for
the  exclusive   purpose  of  providing   benefits  to  the  plan's   participants  and  their
beneficiaries    and   defraying    reasonable    expenses   of   administering    the   plan.
Section 404(a)(1)  sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan,  and provides  further  that such  fiduciary  must act prudently  and solely in the  interests of the  participants  and  beneficiaries.  These basic provisions are  supplemented  by the per se  prohibitions  of certain  classes of transactions set forth in Section 406 of ERISA.

Section 406(a)(1)(D)  of ERISA  prohibits a fiduciary  of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the  transaction  would  constitute a direct or indirect  transfer  to, or use by or for the benefit of, a party in  interest,  of any  assets  of  that  plan.  Section 3(14)  includes  within  the  definition  of  "party  in
interest"  with  respect  to  a  plan  any  fiduciary   with  respect  to  that  plan.   Thus,
Section 406(a)(1)(D)  would not only prohibit a fiduciary from causing the plan to engage in a transaction  which would benefit a third person who is a party in interest,  but it would also prohibit the fiduciary  from  similarly  benefiting  himself.  In addition,  Section 406(b)(1)
specifically  prohibits a fiduciary  with  respect to a plan from  dealing  with the assets of that plan in his own  interest or for his own  account.  Section 406(b)(3)  supplements  these provisions by  prohibiting a plan  fiduciary  from  receiving  any  consideration  for his own personal  account  from any  party  dealing  with the plan in  connection  with a  transaction involving the assets of the plan.

In accordance with the foregoing,  however,  a fiduciary of an ERISA plan may properly receive service  fees  under a  Service  Plan if the  fees  are  used  for the  exclusive  purpose  of providing  benefits  to the  plan's  participants  and their  beneficiaries  or for  defraying reasonable  expenses of  administering  the plan for which the plan would otherwise be liable.
See,  e.g.,  Department  of Labor ERISA  Technical  Release No. 86-1  (stating a violation  of
ERISA would not occur where a  broker-dealer  rebates  commission  dollars to a plan fiduciary who, in turn,  reduces its fees for which plan is otherwise  responsible  for  paying).  Thus, the fiduciary duty issues  involved in a plan  fiduciary's  receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.

Custodian.  Brown  Brothers  Harriman  and Co. (the  "Custodian"),  40 Water  Street,  Boston,
Massachusetts  02109,  serves as the Trust's  custodian  pursuant  to a  Custodian  Agreement.
Under its custody agreement with the Trust, the Custodian  (i) maintains  separate accounts in the name of the Fund,  (ii) holds  and  transfers  portfolio  securities on account of a Fund,
(iii) accepts  receipts and makes  disbursements  of money on behalf of a Fund,  (iv) collects and  receives  all  income  and  other  payments  and  distributions  on  account  of a Fund's portfolio  securities  and  (v) makes  periodic  reports  to the  Trust's  Board  of  Trustees concerning a Fund's  operations.  The  Custodian is  authorized  to select one or more foreign or domestic banks or companies to serve as sub-custodian on behalf of a Fund.

Portfolio  Transactions.  Subject to the general  supervision  of the Board of  Trustees,  the
Advisor  makes  decisions  with respect to and places  orders for all  purchases  and sales of portfolio securities for the Fund. In executing portfolio  transactions,  the Advisor seeks to obtain the best net results for a Fund,  taking into account such factors as price  (including the  applicable  brokerage  commission  or dealer  spread),  size of the order,  difficulty of execution  and  operational  facilities  of the  firm  involved.  Commission  rates,  being  a
component  of  price,   are   considered   together  with  such  factors.   When  selecting  a
broker-dealer  to  effect  portfolio  transactions  on  behalf  of a Fund,  the  Advisor  may, provided  that it can be done  consistently  with the policy of obtaining  the most  favorable net  results,  consider  the  activities  of  the  broker-dealer  in  selling  shares  of  any
Scudder-branded  (funds  marketed with the Scudder name),  open-end  investment  company.  The
Advisor has informed the Board of each  Scudder-branded,  open-end investment company of these practices and has undertaken to provide to the Boards  regular  reports about its selection of broker-dealers  to effect  portfolio  transactions.  The Advisor  believes  that these reports are important  because it recognizes  that it or its  affiliates  may derive some benefit from these  practices.  The Advisor and its  affiliates  expect that each of the Funds will benefit by the  direction  of  orders  of the  Funds  to  broker-dealers  in  consideration  of  those broker-dealers'  sales of the Scudder-branded,  open-end funds in general.  Where transactions are effected on a foreign securities  exchange,  the Fund employs brokers,  generally at fixed commission  rates.  Commissions on  transactions on U.S.  securities  exchanges are subject to negotiation.  Where transactions are effected in the over-the-counter  market or third market, a Fund deals with the primary  market  makers  unless a more  favorable  result is  obtainable elsewhere.  Fixed income  securities  purchased or sold on behalf of the Fund normally will be traded in the  over-the-counter  market on a net basis  (i.e.  without a  commission)  through dealers  acting for their own account  and not as brokers or  otherwise  through  transactions directly with the issuer of the  instrument.  Some fixed income  securities  are purchased and sold  on an  exchange  or in  over-the-counter  transactions  conducted  on  an  agency  basis involving a commission.

Pursuant to the Management  Contracts,  the Advisor selects  broker-dealers in accordance with guidelines  established  by the Trust's  Board of Trustees from time to time and in accordance with  Section 28(e)  of the Securities  Exchange Act of 1934. In assessing the terms available for any  transaction,  the Advisor  considers  all factors it deems  relevant,  including  the breadth of the market in the  security,  the price of the security,  the  financial  condition and execution  capability of the broker-dealer,  and the reasonableness of the commission,  if any,  both  for  the  specific  transaction  and  on a  continuing  basis.  In  addition,  the
Management  Contracts  authorize  the Advisor,  subject to the periodic  review of the Trust's
Board of  Trustees,  to cause a Fund to pay a  broker-dealer  which  furnishes  brokerage  and
research   services  a  higher  commission  than  that  which  might  be  charged  by  another broker-dealer  for effecting  the same  transaction,  provided that the Advisor  determines in good faith that such  commission  is  reasonable in relation to the value of the brokerage and research  services  provided by such  broker-dealer,  viewed in terms of either the particular transaction  or the overall  responsibilities  of the Advisor to a Fund.  Such  brokerage  and research  services  may consist of pricing  information,  reports and  statistics  on specific companies or industries,  general summaries of groups of bonds and their comparative  earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental  research  information utilized by the Advisor is in addition to, and not in lieu of,  services  required to be performed  by the Advisor and does not reduce the advisory  fees payable to the Advisor.  The  Trustees  will  periodically  review the  commissions  paid by a
Fund to consider  whether the commissions paid over  representative  periods of time appear to be  reasonable  in relation to the benefits  inuring to a Fund. It is possible that certain of the  supplemental  research or other  services  received  will  primarily  benefit one or more other investment  companies or other accounts of the Advisor for which  investment  discretion is exercised.  Conversely,  a Fund may be the primary  beneficiary of the research or services received as a result of portfolio  transactions  effected for such other account or investment company.  During the last  fiscal  year,  the  Advisor  directed  brokerage  transactions  for certain  funds to  brokers  based on  research  services  provided  on behalf of those  funds.
Brokerage  commissions paid by the Fund's Advisor for research  services,  for the fiscal year ended October 31, 2000 and 2001, were $387,250 and $461,675, respectively.

Investment  decisions for a Fund and for other investment  accounts managed by the Advisor are made  independently  of each other in the light of  differing  conditions.  However,  the same investment  decision  may  be  made  for  two  or  more  of  such  accounts.  In  such  cases, simultaneous  transactions  are  inevitable.  Purchases or sales are then averaged as to price and  allocated as to amount in a manner deemed  equitable to each such account.  While in some cases this practice  could have a detrimental  effect on the price or value of the security as far as a Fund is  concerned,  in other  cases it is believed to be  beneficial  to a Fund.  To the  extent  permitted  by  law,  the  Advisor  may  aggregate  the  securities  to be sold or purchased  for the Fund with those to be sold or purchased for other  investment  companies or accounts in executing transactions.

Pursuant to  procedures  determined  by the Trustees and subject to the general  policies of a
Fund and  Section 17(e)  of the 1940 Act, the Advisor may place securities  transactions  with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e)  of the 1940 Act limits to "the usual and  customary  broker's  commission"  the amount  which can be paid by a Fund to an  Affiliated  Broker  acting as broker in  connection with transactions  effected on a securities exchange.  The Board,  including a majority of the
Trustees  who  are  not  "interested  persons"  of the  Trust  or  the  Advisor,  has  adopted procedures  designed  to comply with the  requirements  of  Section 17(e)  of the 1940 Act and
Rule 17e-1  promulgated  thereunder to ensure that the broker's  commission is "reasonable and fair  compared to the  commission,  fee or other  remuneration  received  by other  brokers in connection with comparable  transactions  involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."

While the Fund has engaged  Affiliated  Brokers to effect portfolio  transactions in the past, currently  it is the  policy  of the  Fund  to  only  effect  portfolio  transactions  through unaffiliated  brokers.  In the past,  a  transaction  would not be placed  with an  Affiliated
Broker if a Fund would have to pay a commission  rate less favorable than its  contemporaneous charges for comparable  transactions for its other most favored,  but unaffiliated,  customers except  for  accounts  for  which it acts as a  clearing  broker,  and any of their  customers determined,  by a majority of the Trustees who are not  "interested  persons" of a Fund or the
Advisor,  not to be comparable to a Fund.  With regard to  comparable  customers,  in isolated situations,  subject to the  approval of a majority of the  Trustees  who are not  "interested persons"  of the  Trust  or the  Advisor,  exceptions  may be  made.  Since  the  Advisor,  as investment  Advisor to a Fund,  has the  obligation  to  provide  management,  which  includes elements of research and related  skills,  such  research and related  skills will not be used by them as a basis for  negotiating  commissions  at a rate  higher  than that  determined  in accordance  with the above  criteria.  A Fund will not engage in principal  transactions  with
Affiliated  Brokers.  When  appropriate,  however,  orders for the account of a Fund placed by
Affiliated  Brokers are combined with orders of their respective  clients,  in order to obtain a more  favorable  commission  rate.  When the same security is purchased for two or more Fund or  customers  on the same day, the Fund or customer  pays the average  price and  commissions paid are allocated in direct proportion to the number of shares purchased.

Affiliated  Brokers  furnish to the Trust at least  annually  a  statement  setting  forth the total  amount of all  compensation  retained  by them or any of their  associated  persons  in connection  with effecting  transactions  for the account of a Fund, and the Board reviews and approves all such portfolio  transactions on a quarterly basis and the  compensation  received by Affiliated Brokers in connection therewith.

For the fiscal  period ended  October 31, 2001,  the Fund paid  brokerage  commissions  in the amount of $229 to Morgan  Grenfell & Co., an  Affiliated  Broker.  This  represents  less than
..01% of the  aggregate  brokerage  commissions  paid by the Fund in the  fiscal  year and less than .01% of the aggregate  dollar amount of  transactions  effected by the Fund in the fiscal year.

Affiliated  Brokers did not knowingly  participate  in  commissions  paid by the Fund to other brokers or dealers  and did not seek or  knowingly  receive  any  reciprocal  business  as the result of the payment of such  commissions.  In the event that an Affiliated  Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.

For the fiscal  years  ended  October  31, 2001 and 2002,  the Fund paid  aggregate  brokerage commissions of $1,060,740 and $1,598,986, respectively.

As of October 31, 2002, the Fund did not hold securities of its regular broker-dealers.

                             PURCHASES AND REDEMPTIONS OF SHARES

Shares  of  the  Fund  are   distributed  by  Scudder   Distributors,   Inc.   ("SDI"  or  the
"Distributor").  The Fund offers five classes of shares,  Institutional,  Investment and Class
A, B and C  shares.  General  information  on how to buy  shares  of the Fund is set  forth in
"Buying and Selling Fund Shares" in the Fund's  Prospectuses.  The following  supplements that information.

Investors may invest in  Institutional  shares by establishing a shareholder  account with the
Trust or  through  an  authorized  shareholder  service  agent.  In  order to make an  initial investment  in Investment  shares of the Fund,  an investor  must  establish an account with a service  organization.  Investors  may  invest  in Class A, B and C Shares by  establishing  a shareholder  account  directly with the Fund's  transfer  agent or a securities  dealer or any
financial   institution  that  is  authorized  to  act  as  a  shareholder   servicing  agent.
Additionally,  the Fund has authorized  brokers to accept  purchase and redemption  orders for
Institutional  and Investment  Class shares,  as well as Class A, B and C Shares for the Fund.
Brokers,  including authorized brokers of service  organizations,  are, in turn, authorized to designate  other  intermediaries  to accept  purchase  and  redemption  orders  on the  Fund's behalf.  Investors,  who invest through  brokers,  service  organizations  or their designated intermediaries,  may be subject to minimums established by their broker,  service organization or designated intermediary.

Policies  and  procedures  affecting  transactions  in Fund  shares can be changed at any time without  notice,  subject to  applicable  law.  Transactions  may be  contingent  upon  proper completion of application  forms and other  documents by  shareholders  and their receipt by a
Fund's  agents.  Transaction  delays in  processing  (and  changing  account  features) due to circumstances  within or beyond the  control of a Fund and its agents may occur.  Shareholders
(or their  financial  service  firms) are  responsible  for all losses and fees resulting from bad checks,  cancelled orders or the failure to consummate  transactions  effected pursuant to instructions reasonably believed to genuine.

A  distribution  will be reinvested  in shares of the same Fund and class if the  distribution check is returned as undeliverable.

Orders will be confirmed  at a price based on the net asset value of the Fund next  determined after  receipt in good  order by SDI of the order  accompanied  by  payment.  However,  orders received  by dealers or other  financial  services  firms  prior to the  determination  of net asset value and  received in good order by SDI prior to the close of its  business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates.   Share   certificates  will  not  be  issued.   Share  certificates  now  in  a
shareholder's  possession  may be sent to the transfer agent for  cancellation  and book-entry credit  to  such  shareholder's  account.  Certain  telephone  and  other  procedures  require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use  of  Financial  Services  Firms.  Investment  dealers  and  other  firms  provide  varying arrangements  for their  clients to purchase and redeem the Fund's  shares,  including  higher minimum  investments,  and may assess  transaction or other fees. Firms may arrange with their clients  for other  investment  or  administrative  services.  Such  firms  may  independently establish and charge  additional  amounts to their clients for such  services.  Firms also may hold the  Fund's  shares  in  nominee  or  street  name as agent  for and on  behalf  of their customers.  In such instances,  the Fund's transfer agent, Scudder Investments Service Company
("SISvC"),  will have no information  with respect to or control over the accounts of specific shareholders.  Such  shareholders  may obtain access to their accounts and  information  about their  accounts  only from their firm.  Certain of these firms may receive  compensation  from the Fund  through  the  Shareholder  Service  Agent  for  record-keeping  and  other  expenses relating to these  nominee  accounts.  In  addition,  certain  privileges  with respect to the purchase  and  redemption  of shares or the  reinvestment  of  dividends  may not be available through such firms.  Some firms may  participate  in a program  allowing  them access to their clients' accounts for servicing including,  without limitation,  transfers of registration and dividend  payee  changes;  and may  perform  functions  such  as  generation  of  confirmation statements and disbursement of cash dividends.  Such firms,  including  affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone  and  Electronic  Transaction  Procedures.   Shareholders  have  various  telephone,
Internet,  wire and other  electronic  privileges  available.  The Fund or its  agents  may be liable  for  any  losses,  expenses  or  costs  arising  out  of  fraudulent  or  unauthorized instructions  pursuant to these privileges unless the Fund or its agents  reasonably  believe,
based  upon  reasonable   verification   procedures,   that  the  instructions  were  genuine.
Verification  procedures  include  recording   instructions,   requiring  certain  identifying
information  before  acting  upon  instructions  and  sending  written  confirmations.  During periods when it is difficult to contact the  Shareholder  Service  Agent,  it may be difficult to use telephone, wire and other privileges.

QuickBuy  and  QuickSell.  QuickBuy  and  QuickSell  permits  the  transfer  of money  via the
Automated  Clearing House System  (minimum $50,  maximum  $250,000) from or to a shareholder's bank,  savings  and  loan,  or  credit  union  account  in  connection  with the  purchase  or redemption  of Fund shares.  Shares  purchased by check or through  QuickBuy and  QuickSell or
Direct  Deposit may not be  redeemed  under this  privilege  until such Shares have been owned for at least 10 days.  QuickBuy and QuickSell  cannot be used with passbook  savings  accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered  Retirement  Plans.  The  Shareholder  Service Agent  provides  retirement  plan services and documents and SDI can establish  investor  accounts in any of the following types of retirement plans:

o        Traditional,  Roth and Education IRAs. This includes Savings Incentive Match Plan for
         Employees of Small Employers  ("SIMPLE"),  Simplified  Employee  Pension Plan ("SEP")
         IRA accounts and prototype documents.

o        403(b)(7)  Custodial  Accounts.  This type of plan is  available to employees of most non-profit organizations.

Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures  describing  these plans as well as model  defined  benefit  plans,  target  benefit plans, 457 plans,  401(k) plans,  simple 401(k) plans and materials for establishing  them are available from the  Shareholder  Service Agent upon request.  Additional  fees and transaction policies and procedures may apply to such plans.  Investors  should consult with their own tax advisors before establishing a retirement plan.

Purchases

The  Fund  reserves  the  right  to  withdraw  all or any  part  of the  offering  made by its prospectus and to reject  purchase  orders for any reason.  Also,  from time to time, the Fund may temporarily  suspend the offering of any class of its shares to new investors.  During the period of such  suspension,  persons who are already  shareholders  of such class of such Fund may be  permitted  to  continue  to  purchase  additional  shares  of such  class  and to have dividends reinvested.

The Fund  reserves the right to reject new account  applications  without a correct  certified
Social Security or tax identification  number. The Fund also reserves the right,  following 30 days' notice,  to redeem all shares in accounts  without a correct  certified  Social Security or tax identification number.

The Fund may waive the minimum  for  purchases  by a current or former  director or trustee of the Deutsche or Scudder mutual funds, an employee,  the employee's  spouse or life partner and children  or  step-children  age 21 or  younger  of  Deutsche  Bank  or its  affiliates,  or a sub-advisor  to any fund in the Scudder  family of funds,  or a  broker-dealer  authorized  to sell shares of the funds.

Financial Services Firms'  Compensation.  Banks and other financial services firms may provide administrative  services related to order placement and payment to facilitate  transactions in shares of the Fund for their clients,  and SDI may pay them a transaction  fee up to the level of the discount or commission allowable or payable to dealers.

SDI may,  from time to time,  pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following  conditions:  (i) the purchased shares are held in a Scudder
IRA account,  (ii) the shares are purchased as a direct "roll over" of a  distribution  from a qualified  retirement  plan account  maintained on a  participant  subaccount  record  keeping system provided by SISvC,  (iii) the registered  representative  placing the trade is a member of ProStar,  a group of persons  designated by SDI in  acknowledgment  of their  dedication to the  employee  benefit  plan  area;  and (iv)  the  purchase  is not  otherwise  subject  to a commission.

In addition to the discounts or commissions  described herein and the prospectus,  SDI may pay or allow additional  discounts,  commissions or promotional  incentives,  in the form of cash, to firms that sell shares of the Fund.  In some  instances,  such  amounts may be offered only to certain  firms that sell or are  expected to sell during  specified  time  periods  certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full  applicable  Class A  sales charge  during  periods and for  transactions  specified  in such  notice  and such  re-allowances  may be based  upon attainment  of minimum sales  levels.  During  periods when 90% or more of the sales charge is re-allowed,  such  dealers  may be deemed to be  underwriters  as that term is  defined in the
1933  Act.  SDI  may in its  discretion  compensate  investment  dealers  or  other  financial services  firms in connection  with the sale of Class A shares of a Fund at net asset value in accordance  with the  Large  Order  NAV  Purchase  Privilege  and one of the  three  following compensation schedules up to the following amounts:

          Compensation Schedule #1(1)               Compensation Schedule #2(2)       Compensation Schedule #3(2)(3)
                                       As a                              As a                                As a
                                  Percentage of                      Percentage of                        Percentage
            Amount of                  Net       Amount of Shares         Net           Amount of           of Net
           Shares Sold             Asset Value          Sold          Asset Value      Shares Sold       Asset Value
           -----------             -----------          ----          -----------      -----------       -----------

$1 million to $5 million              1.00%      Under $15 million       0.75%      Over $15 million    0.25% - 0.50%
Over $5 million to $50 million        0.50%             --                --               --                --
Over $50 million                      0.25%             --                --               --                --

(1)      The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares
         -- Combined Purchases," including purchases pursuant to the "Combined Purchases,"
         "Letter of Intent" and "Cumulative Discount" features referred to above.

(2)      Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from
         "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. Plans whose assets grow beyond $15 million will convert to Compensation
         Schedule 3 after being re-underwritten. When a plan's assets grow to  exceeding exceed $15 million, the Plan Sponsor may request to be re-underwritten by contacting their Client Relationship Manager to discuss a conversion to Compensation Schedule
         #3.

(3)      Compensation Schedule 3 is based on individual plan underwriting criteria.  In most cases, the investment dealers are compensated at a rate of 0.25%.  However, certain underwriting factors, such as the number of enrollment and education meetings conducted by Scudder staff, the number of non-Scudder funds the plan chooses, and the per participant record keeping fee, can increase the fee paid up to 0.50%.

The  privilege  of  purchasing  Class A  shares of the Fund at net asset value under the Large
Order NAV Purchase  Privilege is not available if another net asset value  purchase  privilege also applies.

SDI  compensates  firms for sales of Class B  shares at the time of sale at a commission  rate of up to 3.75% of the amount of Class B shares  purchased.  SDI is compensated by the Fund for services as distributor and principal  underwriter  for Class B shares.  SDI advances to firms the first year  distribution  fee at a rate of 0.75% of the purchase  price of Class C shares.
For periods  after the first year,  SDI  currently  pays firms for sales of Class C  shares of distribution  fee, payable  quarterly,  at an annual rate of 0.75% of net assets  attributable to Class C  shares  maintained  and serviced by the firm.  SDI is  compensated by the Fund for services as distributor and principal underwriter for Class C shares.

Class A  Purchases.  The sales charge scale is applicable to purchases made at one time by any
"purchaser" which includes:  an individual;  or an individual,  his or her spouse and children under  the age of 21; or a  trustee  or other  fiduciary  of a single  trust  estate or single fiduciary account;  or an organization  exempt from federal income tax under Section 501(c)(3)
or (13) of the Code; or a pension,  profit-sharing  or other employee  benefit plan whether or not  qualified  under  Section 401 of the Code; or other  organized  group of persons  whether incorporated or not,  provided the  organization has been in existence for at least six months and has some  purpose  other  than the  purchase  of  redeemable  securities  of a  registered investment  company at a discount.  In order to qualify for a lower sales  charge,  all orders from an organized  group must be placed through a single  investment  dealer or other firm and identified as originating from a qualifying purchaser.

The public  offering price of Class A shares for purchasers  choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                    Sales Charge
                                                                                           Allowed to Dealers
                                             As a Percentage       As a Percentage of     as a Percentage of
Amount of Purchase                          of Offering Price       Net Asset Value*         Offering Price
------------------                          -----------------       ----------------         --------------

Less than $50,000                                    5.75%                6.10%                   5.20%
$50,000 but less than $100,000                       4.50                 4.71                    4.00
$100,000 but less than $250,000                      3.50                 3.63                    3.00
$250,000 but less than $500,000                      2.60                 2.67                    2.25
$500,000 but less than $1 million                    2.00                 2.04                    1.75
$1 million and over                                  0.00**               0.00**                  0.00***

*        Rounded to the nearest one-hundredth percent.

**       Redemption of shares may be subject to a contingent deferred sales charge.

***      Commission is payable by SDI.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(1)      a current or former  director  or trustee of  Deutsche or Scudder  Mutual  Funds,  an employee,  the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its  affiliates  or a  sub-advisor  to any fund in the
         Scudder Family of Funds or a broker-dealer authorized to sell shares of the Funds;

(2)      registered  representatives  and  employees of  broker-dealers  having  selling group agreements  with SDI and officers,  directors and employees of service  agents of the
         Fund, for themselves or their spouses or dependent children;

(3)      certain  professionals  who assist in the  promotion  of Scudder  Funds  pursuant  to personal  services  contracts with SDI, for themselves or members of their  families.
         SDI in its discretion may  compensate  financial  services firms for sales of Class A shares under this  privilege  at a commission  rate of 0.50% of the amount of Class A shares purchased;

(4)      any  trust,  pension,  profit-sharing  or other  benefit  plan for only such  persons listed under the preceding Section (a);

(5)      persons who purchase  such shares  through bank trust  departments  that process such trades through an automated,  integrated  mutual fund clearing  program provided by a third party clearing firm;

(6)      persons who purchase  shares of the Fund through SDI as part of an automated  billing and wage deduction program  administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(7)      selected  employees  (including  their spouses and  dependent  children) of banks and other financial services firms that provide administrative  services related to order placement  and  payment to  facilitate  transactions  in shares of the Fund for their clients  pursuant  to an  agreement  with SDI or one of its  affiliates.  Only  those employees  of such banks and other  firms who as part of their usual  duties  provide services related to transactions in Fund shares qualify;

(8)      unit  investment  trusts  sponsored by Ranson & Associates,  Inc. and  unitholders of unit investment  trusts  sponsored by Ranson & Associates,  Inc. or its  predecessors through reinvestment  programs described in the prospectuses of such trusts that have such programs;

(9)      through certain investment  advisors  registered under the Investment Advisors Act of
         1940 and other  financial  services  firms acting solely as agent for their  clients, that adhere to certain  standards  established by SDI,  including a requirement  that such shares be sold for the benefit of their clients  participating  in an investment advisory program or agency  commission  program under which such clients pay a fee to the  investment  advisor or other firm for portfolio  management or agency  brokerage services.  Such shares are sold for  investment  purposes and on the  condition  that they will not be resold except through redemption or repurchase by the Fund;

(10)     a participant-directed  qualified retirement plan described in Code Section 401(a), a participant-directed  non-qualified  deferred  compensation  plan  described  in Code
         Section 457 or a  participant-directed  qualified  retirement  plan described in Code
         Section 403(b)(7) which is not sponsored by a K-12 school district,  provided in each case that such plan has not less than 200 eligible employees;

(11)     in connection with the acquisition of the assets of or merger or  consolidation  with another investment  company,  or to shareholders in connection with the investment or reinvestment  of income and capital  gain  dividends,  and under other  circumstances deemed appropriate by SDI and consistent with regulatory requirements; and

(12)     pursuant  to the Large  Order NAV  Privilege  (if no other net asset  value  purchase privilege applies).

Class A  shares  also may be  purchased  at net asset  value in any  amount by  members of the plaintiff  class in the  proceeding  known as Howard and  Audrey  Tabankin,  et al. v.  Kemper
Short-Term  Global  Income  Fund,  et al.,  Case No. 93 C 5231 (N.D.  IL).  This  privilege is generally  non-transferable  and continues  for the lifetime of  individual  class members and for a ten-year  period  for  non-individual  class  members.  To make a purchase  at net asset value under this  privilege,  the investor  must,  at the time of  purchase,  submit a written request  that the  purchase  be  processed  at net  asset  value  pursuant  to this  privilege specifically  identifying the purchaser as a member of the "Tabankin  Class." Shares purchased under this  privilege  will be  maintained  in a separate  account that  includes  only shares purchased under this  privilege.  For more details  concerning  this privilege,  class members should  refer to the Notice of (1) Proposed  Settlement  with  Defendants;  and (2) Hearing to
Determine Fairness of Proposed  Settlement,  dated August 31,  1995, issued in connection with the aforementioned  court proceeding.  For sales of Fund shares at net asset value pursuant to this  privilege,  SDI  may in its  discretion  pay  investment  dealers  and  other  financial services  firms a  concession,  payable  quarterly,  at an  annual  rate of up to 0.25% of net assets  attributable  to such  shares  maintained  and  serviced by the firm.  A firm  becomes eligible for the concession  based upon assets in accounts  attributable  to shares  purchased under this  privilege  in the month after the month of purchase and the  concession  continues until  terminated by SDI. The privilege of purchasing  Class A shares of the Fund at net asset value under this  privilege  is not  available if another net asset value  purchase  privilege also applies.

Class A Quantity  Discounts.  An investor or the investor's dealer or other financial services firm must  notify  the  Shareholder  Service  Agent or SDI  whenever a  quantity  discount  or reduced sales charge is applicable to a purchase.

For purposes of the Combined  Purchases,  Letter of Intent and  Cumulative  Discount  features described  below,  employer  sponsored  employee  benefit  plans using the  subaccount  record keeping system made available  through the  Shareholder  Service Agent may include:  (a) Money
Market  Funds as "Scudder  Funds",  (b) all classes of shares of any Scudder  Fund and (c) the value of any other plan  investments,  such as  guaranteed  investment  contracts and employer stock, maintained on such subaccount record keeping system.

Combined  Purchases.  The Fund's  Class A shares (or the  equivalent)  may be purchased at the rate  applicable  to the sales  charge  discount  bracket  attained  by  combining  concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

Letter  of  Intent.  The same  reduced  sales  charges  for  Class A  shares,  as shown in the applicable  prospectus,  also apply to the aggregate  amount of purchases of Class A shares of
Scudder  Funds that bear a sales charge made by any purchaser  within a 24-month  period under a  written  Letter of  Intent  ("Letter")  provided  by SDI.  The  Letter,  which  imposes  no obligation to purchase or sell  additional  Class A  shares,  provides for a price  adjustment depending upon the actual amount  purchased  within such period.  The Letter provides that the first  purchase  following  execution  of the Letter  must be at least 5% of the amount of the intended  purchase,  and that 5% of the amount of the intended  purchase normally will be held in escrow in the form of shares  pending  completion  of the intended  purchase.  If the total investments  under the Letter are less than the intended  amount and thereby  qualify only for a higher  sales charge than  actually  paid,  the  appropriate  number of escrowed  shares are redeemed and the proceeds  used toward  satisfaction  of the  obligation  to pay the increased sales charge.  The Letter for an  employer-sponsored  employee  benefit plan maintained on the subaccount  record keeping system  available  through the  Shareholder  Service Agent may have special  provisions  regarding  payment of any increased sales charge resulting from a failure to complete the intended  purchase under the Letter.  A shareholder  may include the value (at the  maximum  offering  price) of all  shares of such  Scudder  Funds held of record as of the initial  purchase date under the Letter as an  "accumulation  credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A  Cumulative  Discount.  Class A  shares of the Fund may also be  purchased at the rate applicable to the discount  bracket  attained by adding to the cost of shares being purchased, the value of all Class A  shares of Scudder  Funds that bear a sales  charge  (computed at the maximum  offering  price at the time of the  purchase  for which the  discount is  applicable)
already owned by the investor.

Multi-Class  Suitability.  SDI has established the following  procedure regarding the purchase of Class A,  Class B and  Class C  Shares.  These  procedures  do not  reflect  in any way the suitability  of a  particular  class of shares  for a  particular  investor  and should not be relied upon as such.  That  determination  must be made by investors  with the  assistance  of their  financial  representative.  Orders for Class B Shares or Class C Shares for $500,000 or
more will be declined with the exception of orders received from employer  sponsored  employee benefit plans using the subaccount  recordkeeping  system  available  through the  Shareholder
Service  Agent  ("Flex  Plans").  Orders for  Class B  Shares or Class C Shares for Flex Plans
(not including plans under Code Section  403(b)(7)  sponsored by a K-12 school district) using the subaccount  recordkeeping  system made  available  through the Flex Plans prior to October
1, 2002 will be  invested  instead  in Class A Shares at net  asset  value  when the  combined subaccount  value in the Fund or other Scudder Funds or other eligible  assets is in excess of
$5 million including  purchases pursuant to the "Combined  Purchases,"  "Letter of Intent" and
"Cumulative  Discount"  Features.  Flex Plans  set-up on the Flex  recordkeeping  system after
October 1, 2002 will  automatically  begin  purchasing  Class A shares at net asset value once the plan's  eligible  assets  reach $1  million.  Flex Plans  established  prior to October 1,
2002 with  eligible  assets of less than $5 million  may  continue  to  purchase  Class B or C shares until  October 1, 2005.  After  October 1, 2005,  all Flex Plans with  eligible  assets over $1 million must begin purchasing Class A Shares.

Class C  Purchases.  Class C shares will be offered at net asset value plus an up-front  sales charge of 1.00% of the  offering  price.  Class C shares  will  continue  to be  subject  to a contingent  deferred  sales  charge and Rule 12b-1  distribution  and/or  service  fee as more fully described in the fund's currently effective  prospectus.  The up-front sales charge does not apply to reinvested dividends or distributions.

You may be able to buy Class C shares  without an  up-front  sales  charge  when you  purchase
Class C shares in connection with the following types of transactions:

o        Additional  purchases  of Class C shares made in an existing  account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o        Exchanges  of  Class  C  shares  made  in an  existing  account  by  current  Class C shareowners as of January 31, 2003;

o        Purchases of Class C shares through certain omnibus  accounts which have entered into an agreement with the Advisor and/or the Distributor;

o        Purchases of Class C shares through certain  retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o        Purchases of Class C shares through  certain  broker-dealers  which have entered into an agreement with the Advisor and/or the Distributor.

Your financial  representative or Shareholder  Services can answer your questions and help you determine if you are eligible for a sales charge waiver.

Purchase of  Institutional  and Investment  Class Shares.  Information on how to buy shares is set forth in the section  entitled  "Buying and  Selling  Shares" in the Fund's  prospectuses.
The following  supplements that information.  The minimum initial investment for Institutional
Class  shares is  $250,000.  There is no minimum  subsequent  investment  requirement  for the
Institutional  Class shares.  The minimum  initial  investment for Investment  Class shares is
$1,000 and the minimum  subsequent  investment is $50.  Investment Class shares are subject to an annual  shareholder  servicing fee of 0.25%.  These  minimum  amounts may be changed at any time in management's discretion.

In order to make an initial  investment  in  Investment  Class shares of the Fund, an investor must establish an account with a service  organization.  Investors may invest in Institutional
Class shares by setting up an account  directly  with SISvC or through an  authorized  service agent.  Investors  who  establish  shareholder  accounts  directly  with SISvC  should  submit purchase and  redemption  orders as described in the  prospectus.  Additionally,  the Fund has authorized  brokers to accept purchase and redemption  orders for Institutional and Investment
Class shares for the Fund.  Brokers,  including  authorized brokers of service  organizations, are, in turn,  authorized to designate other  intermediaries to accept purchase and redemption orders on the Fund's behalf.  Investors who invest through brokers,  service  organizations or their  designated  intermediaries  may be subject to  minimums  established  by their  broker, service organization or designated intermediary.

Investors who invest through  authorized  brokers,  service  organizations or their designated intermediaries  should  submit  purchase  and  redemption  orders  directly  to their  broker, service organization or designated  intermediary.  The broker or intermediary may charge you a transaction  fee.  The Fund will be deemed to have  received a purchase  or  redemption  order when an authorized broker,  service  organization or, if applicable,  an authorized  designee, accepts the order.  Shares of the Fund may be  purchased  or redeemed on any  Business  Day at the net asset value next determined after receipt of the order, in good order, by SISvC.

To sell shares in a  retirement  account,  your  request  must be made in writing,  except for exchanges to other eligible  funds in the Scudder  Investments  family of funds,  which can be requested by phone or in writing.  For information on retirement  distributions,  contact your
Service  Agent or call  Shareholder  Services at  1-800-621-1048.  To sell shares by bank wire you  will  need to sign  up for  these  services  in  advance  when  completing  your  account application.

Automatic  Investment Plan. A shareholder may purchase  additional  shares of the Fund through an automatic  investment  program.  With the Direct Deposit Purchase Plan ("Direct  Deposit"),
investments are made  automatically  (minimum $50 and maximum $250,000) from the shareholder's account at a bank,  savings  and loan or credit  union into the  shareholder's  Fund  account.
Termination by a shareholder  will become  effective  within thirty days after the Shareholder
Service  Agent has received  the request.  A Fund may  immediately  terminate a  shareholder's
Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll  Investment  Plans. A shareholder  may purchase  shares through Payroll Direct Deposit or Government  Direct Deposit.  Under these programs,  all or a portion of a shareholder's net pay or  government  check is  invested  each  payment  period.  A  shareholder  may  terminate participation  in these  programs by giving written  notice to the  shareholder's  employer or government  agency,  as  appropriate.  (A  reasonable  time to act is required.) A Fund is not responsible  for the  efficiency  of the employer or  government  agency making the payment or any financial institutions transmitting payments.

Redemptions

The Fund may  suspend  the right of  redemption  or delay  payment  more than  seven  days (a)
during any period  when the  Exchange  is closed  other than  customary  weekend  and  holiday closings or during any period in which trading on the Exchange is  restricted,  (b) during any period when an emergency  exists as a result of which (i)  disposal of the Fund's  investments is not  reasonably  practicable,  or  (ii)  it is not  reasonably  practicable  for a Fund  to determine  the value of its net assets,  or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase  (confirmed  redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption  requests  must  be  unconditional.  Redemption  requests  (and a stock  power  for certificated  shares)  must be duly  endorsed  by the  account  holder.  As  specified  in the prospectus,  signatures  may  need to be  guaranteed  by a  commercial  bank,  trust  company, savings and loan  association,  federal  savings  bank,  member firm of a national  securities exchange or other financial institution  permitted by SEC rule.  Additional  documentation may
be  required,   particularly  from  institutional  and  fiduciary  account  holders,  such  as corporations,  custodians  (e.g.,  under the  Uniform  Transfers  to Minors  Act),  executors, administrators, trustees or guardians.

If the proceeds of the redemption  (prior to the  imposition of any contingent  deferred sales charge) are  $100,000 or less and the  proceeds  are payable to the  shareholder  of record at the address of record,  normally a telephone  request or a written  request by any one account holder  without a signature  guarantee is sufficient  for  redemptions  by individual or joint account  holders,  and trust,  executor  and guardian  account  holders  (excluding  custodial accounts  for gifts and  transfers to minors),  provided the trustee,  executor or guardian is named in the account  registration.  Other institutional  account holders and guardian account holders of  custodial  accounts for gifts and  transfers  to minors may exercise  this special privilege  of redeeming  shares by  telephone  request or written  request  without  signature guarantee  subject to the same conditions as individual  account  holders,  provided that this privilege has been  pre-authorized  by the  institutional  account holder or guardian  account holder by written  instruction to the Shareholder  Service Agent with  signatures  guaranteed.
This  privilege  may not be used to redeem  shares  held in  certificated  form and may not be used if the  shareholder's  account has had an address change within 15 days of the redemption request.

Wires.  Delivery of the proceeds of a wire  redemption of $250,000 or more may be delayed by a
Fund for up to seven days if the Fund or the  Shareholder  Service Agent deems it  appropriate under  then-current  market  conditions.  The ability to send wires is limited by the business hours and holidays of the firms  involved.  The Fund is not  responsible for the efficiency of the federal wire system or the account holder's  financial  services firm or bank. The account holder is  responsible  for any  charges  imposed by the  account  holder's  firm or bank.  To change the designated account to receive wire redemption  proceeds,  send a written request to the Fund  Shareholder  Service Agent with signatures  guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic  Withdrawal  Plan.  The owner of $5,000 or more of a class of the  Fund's  shares at the offering  price (net asset value plus,  in the case of Class A  shares,  the initial sales charge) may provide for the payment from the owner's  account of any  requested  dollar amount to be paid to the owner or a designated  payee monthly,  quarterly,  semiannually or annually.
The $5,000 minimum  account size is not applicable to IRAs.  The minimum  periodic  payment is
$50. The maximum  annual rate at which  shares,  subject to CDSC may be redeemed is 12% of the net asset value of the account.  Shares are redeemed so that the payee should receive  payment approximately  the  first  of  the  month.  Investors  using  this  Plan  must  reinvest  Fund distributions.

The  purchase of Class A  shares while  participating  in a  systematic  withdrawal  plan will ordinarily  be  disadvantageous  to the investor  because the investor  will be paying a sales charge on the purchase of shares at the same time that the  investor is redeeming  shares upon which a sales  charge may have  already  been  paid.  Therefore,  the Fund will not  knowingly permit  additional  investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent  Deferred Sales Charge (CDSC).  The following example will illustrate the operation of the CDSC.  Assume  that an  investor  makes a single  purchase  of  $10,000  of the  Fund's
Class B  shares and that 16 months  later the value of the shares has grown by $1,000  through reinvested  dividends  and by an  additional  $1,000  of  share  appreciation  to a  total  of
$12,000.  If the  investor  were then to redeem the entire  $12,000 in share  value,  the CDSC would be payable  only with  respect  to  $10,000  because  neither  the $1,000 of  reinvested dividends nor the $1,000 of share  appreciation is subject to the charge.  The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership.  Investments  are tracked on a monthly  basis.  The period of ownership for this purpose begins the first day of the month in which the order for the investment is received.  For example,  an investment made in March 2002  will be eligible for the second year's charge if redeemed on or after  March 1,
2003. In the event no specific  order is requested  when  redeeming  shares subject to a CDSC, the  redemption  will be made first from shares  representing  reinvested  dividends  and then from the earliest purchase of shares.  SDI receives any CDSC directly.  The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

o        redemptions by a  participant-directed  qualified  retirement  plan described in Code
         Section 401(a),  a  participant-directed  non-qualified  deferred  compensation  plan described in Code Section 457 or a  participant-directed  qualified  retirement  plan described  in  Code  Section  403(b)(7)  which  is not  sponsored  by a  K-12  school district;

o        redemptions by employer-sponsored  employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;

o        redemption  of shares of a shareholder  (including a registered  joint owner) who has died;

o        redemption of shares of a shareholder  (including a registered joint owner) who after purchase of the shares being  redeemed  becomes  totally  disabled (as evidenced by a determination by the federal Social Security Administration);

o        redemptions  under the Fund's Automatic  Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

o        redemptions of shares whose dealer of record at the time of the  investment  notifies
         SDI that the dealer  waives the  discretionary  commission  applicable  to such Large
         Order NAV Purchase.

The  Class B  CDSC will be waived for the  circumstances  set forth in items (c),  (d) and (e)
for Class A shares. In addition, this CDSC will be waived:

o        for  redemptions  made  pursuant  to  any  IRA  systematic  withdrawal  based  on the shareholder's  life expectancy  including,  but not limited to,  substantially  equal periodic payments  described in Internal Revenue Code Section  72(t)(2)(A)(iv)  prior to age 59 1/2;

o        for redemptions to satisfy  required minimum  distributions  after age 70 1/2 from an
         IRA account  (with the maximum  amount  subject to this waiver  being based only upon the shareholder's Scudder IRA accounts); and

o        in connection  with the following  redemptions  of shares held by employer  sponsored employee  benefit  plans  maintained on the  subaccount  record  keeping  system made available by the Shareholder  Service Agent: (1) to satisfy participant loan advances
         (note that loan repayments  constitute new purchases for purposes of the CDSC and the conversion  privilege),  (2) in connection with retirement  distributions (limited at any one time to 10% of the total value of plan assets  invested in the Fund),  (3) in connection  with  distributions  qualifying  under  the  hardship  provisions  of the
         Internal  Revenue Code and (4) representing  returns of excess  contributions to such plans.

The Class C  CDSC will be waived for the  circumstances  set forth in items (b),  (c), (d) and
(e) for Class A  shares and for the  circumstances  set forth in items (g) and (h) for Class B shares. In addition, this CDSC will be waived for:

o        redemption  of shares by an  employer  sponsored  employee  benefit  plan that offers funds in addition to Scudder  Funds and whose dealer of record has waived the advance of the first year  administrative  service and  distribution  fees applicable to such shares and agrees to receive such fees quarterly, and

o        redemption of shares purchased through a  dealer-sponsored  asset allocation  program maintained  on an omnibus  record-keeping  system  provided  the dealer of record had waived the advance of the first year  administrative  services and distribution  fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind  Redemptions.  The Fund  reserves  the right to honor any  request for  redemption  or repurchase  by making  payment in whole or in part in  readily  marketable  securities.  These securities  will be chosen by the fund and valued as they are for  purposes of  computing  the fund's net asset value.  A shareholder  may incur  transaction  expenses in  converting  these securities to cash.

Exchanges

Shareholders  may request a taxable  exchange of their shares for shares of the  corresponding class of other Scudder Funds or Deutsche Funds without  imposition of a sales charge,  subject to the  provisions  below.  For purposes of calculating  any CDSC,  amounts  exchanged  retain their original cost and purchase date.

Shares of Money  Market  Funds and the  Scudder  Cash  Reserves  Fund  that were  acquired  by purchase  (not  including  shares  acquired  by  dividend  reinvestment)  are  subject  to the applicable  sales charge on exchange.  Series of Scudder Target Fund are available on exchange only during the Offering  Period for such series as described  in the  applicable  prospectus.
Cash  Management Fund  Investment,  Tax Free Money Fund  Investment,  New York Free Money Fund
Investment,  Treasury Money Fund  Investment,  Money Market Fund  Investment,  Cash Management
Fund  Institutional,  Cash Reserves Fund  Institutional,  Treasury  Money Fund  Institutional,
Deutsche Bank Alex.  Brown Cash Reserve Fund,  Inc.-Prime  Series,  Deutsche Bank Alex.  Brown
Cash  Reserve  Fund,  Inc.-Treasury  Series,  Deutsche  Bank Alex.  Brown Cash  Reserve  Fund,
Inc.-Tax-Free  Series,  Cash Equivalent  Fund,  Tax-Exempt  California Money Market Fund, Cash
Account  Trust,  Investors  Municipal  Cash Fund and  Investors  Cash Trust are  available  on exchange only for like share  classes  (i.e.,  Class A shares  exchanged for Class A shares of another  fund),  and but only through a financial  services  firm having a services  agreement with SDI.

Shares of a Scudder Fund with a value in excess of  $1,000,000  (except  Scudder Cash Reserves
Fund)  acquired by exchange  through  another  Scudder Fund, or from a Money Market Fund,  may not be  exchanged  thereafter  until  they have  been  owned  for 15 days  (the  "15-Day  Hold
Policy").  In addition,  shares of a Scudder Fund with a value of  $1,000,000  or less (except
Scudder Cash Reserves  Fund)  acquired by exchange from another  Scudder Fund, or from a money market fund,  may not be exchanged  thereafter  until they have been owned for 15 days, if, in the  Advisor's  judgment,  the exchange  activity may have an adverse  effect on the fund.  In particular,  a pattern of exchanges  that  coincides  with a "market  timing"  strategy may be disruptive  to the Scudder Fund and  therefore  may be subject to the 15-Day Hold Policy.  For purposes of determining whether the 15-Day Hold Policy applies to a particular  exchange,  the value of the shares to be  exchanged  shall be  computed  by  aggregating  the value of shares being  exchanged  for all accounts  under common  control,  discretion  or advice,  including, without  limitation,  accounts  administered  by a financial  services  firm  offering  market timing, asset allocation or similar services.

Shareholders  must obtain  prospectuses  of the Funds they are  exchanging  into from dealers, other firms or SDI.

Automatic  Exchange  Plan.  The  owner of  $1,000  or more of any class of shares of a Scudder
Fund may authorize the automatic  exchange of a specified  amount ($50 minimum) of such shares for  shares  of the  same  class  of  another  such  Scudder  Fund.  Exchanges  will  be  made automatically  until the  shareholder  or the Fund  terminates  the  privilege.  Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions.  For  purposes of  conversion  to Class A  shares,  shares  purchased through the  reinvestment  of dividends and other  distributions  paid with respect to Class B shares in a  shareholder's  Fund account  will be  converted  to Class A  shares on a pro rata basis.

Dividends

The Fund intends to follow the practice of  distributing  substantially  all of its investment company taxable  income,  which includes any excess of net realized  short-term  capital gains over net realized  long-term  capital  losses.  A Fund may follow the practice of distributing the  entire  excess of net  realized  long-term  capital  gains over net  realized  short-term capital  losses.  However,  the Fund may  retain  all or part of such  gain for  reinvestment, after  paying the related  federal  taxes for which  shareholders  may then be able to claim a credit  against  their  federal tax  liability.  If a Fund does not  distribute  the amount of capital gain and/or  ordinary  income required to be distributed by an excise tax provision of the Code,  the Fund may be subject to that excise tax.  In certain  circumstances,  a Fund may determine  that it is in the interest of  shareholders  to  distribute  less than the required amount.

The Fund intends to distribute  dividends from its net investment  income,  if any,  annually.
The Fund intends to distribute  net realized  capital gains after  utilization of capital loss carryforwards,  if any,  in  December  to prevent  application  of a federal  excise  tax.  An additional distribution may be made, if necessary.

Any dividends or capital gains distributions  declared in October,  November or  December with a record  date in such a month and paid  during  the  following  January will  be  treated  by shareholders  for federal  income tax purposes as if received on  December 31  of the calendar year declared.

Dividends  paid by a Fund in respect to each class of its  shares  will be  calculated  in the same manner, at the same time and on the same day.

The level of income  dividends  per share (as a  percentage  of net asset value) will be lower for Class B and Class C  Shares than for Class A  Shares  primarily  as a result of the higher distribution  services fee applicable to Class B and Class C Shares.  Distributions of capital gains, if any, will be paid in the same amount for each class.

Income  and  capital  gain  dividends,  if any,  of a Fund  will be  credited  to  shareholder accounts in full and  fractional  shares of the same class of a Fund at net asset value on the reinvestment  date,  except that,  upon written  request to the  Shareholder  Service Agent, a shareholder may select one of the following options:

1.       To  receive  income and  short-term  capital  gain  dividends  in cash and  long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends  will be  reinvested  in Shares of the same  class of the Fund  unless  shareholders indicate  in  writing  that they wish to  receive  them in cash or in shares of other  Scudder
Funds with multiple  classes of shares or Scudder Funds as provided in the prospectus.  To use this  privilege  of  investing  dividends  of the Fund in  shares  of  another  Scudder  Fund, shareholders  must  maintain a minimum  account value of $1,000 in the Fund  distributing  the dividends.  The Fund will reinvest  dividend  checks (and future  dividends) in shares of that
same  Fund  and  class  if  checks  are  returned  as   undeliverable.   Dividends  and  other
distributions  of  the  Fund  in  the  aggregate  amount  of $10  or  less  are  automatically reinvested  in shares of the Fund  unless the  shareholder  requests  that such  policy not be applied to the shareholder's account.

If an  investment  is in the form of a  retirement  plan,  all  dividends  and  capital  gains distributions must be reinvested into the shareholder's account.

If a  shareholder  has elected to reinvest  any  dividends  and/or other  distributions,  such distributions  will be made in shares of that  Fund and  confirmations  will be mailed to each
shareholder.   If  a  shareholder   has  chosen  to  receive  cash,  a  check  will  be  sent.
Distributions  of  investment  company  taxable  income  and net  realized  capital  gains are taxable, whether made in shares or cash.

Each  distribution  is  accompanied  by a brief  explanation  of the form and character of the distribution.  The  characterization  of distributions on such  correspondence may differ from the  characterization  for federal tax purposes.  In January of  each year, the Fund issues to each  shareholder  a statement of the federal  income tax status of all  distributions  in the prior calendar year.

The Fund may at any time vary its foregoing  dividend practices and,  therefore,  reserves the right  from  time to time to either  distribute  or retain  for  reinvestment  such of its net investment  income and its net short-term and long-term  capital gains as its Board determines appropriate  under the then current  circumstances.  In particular,  and without  limiting the foregoing,  the Fund may make  additional  distributions  of net investment  income or capital gain net income in order to satisfy the minimum  distribution  requirements  contained  in the
Code.


                                       NET ASSET VALUE

The net asset value of shares of each Fund is  computed as of the close of regular  trading on the New York Stock  Exchange  (the  "Exchange")  on each day the  Exchange is open for trading
(the "Value  Time").  The Exchange is scheduled to be closed on the  following  holidays:  New
Year's Day, Dr.  Martin Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,  Memorial Day,
Independence  Day,  Labor Day,  Thanksgiving  and  Christmas,  and on the preceding  Friday or subsequent  Monday when one of these  holidays  falls on a Saturday  or Sunday,  respectively.
Net asset value per share is  determined  separately  for each class of shares by dividing the value of the total  assets of the Fund  attributable  to the  shares of that  class,  less all liabilities  attributable  to that  class,  by the  total  number  of  shares  of  that  class outstanding.  The per share net asset  value  may be lower  for  certain  classes  of the Fund because of higher expenses borne by these classes.

An  exchange-traded  equity  security is valued at its most recent sale price on the  relevant exchange as of the Value Time.  Lacking any sales,  the  security is valued at the  calculated mean  between  the  most  recent  bid  quotation  and the most  recent  asked  quotation  (the
"Calculated  Mean") on such  exchange as of the Value Time. If it is not possible to determine the  Calculated  Mean,  the  security  is  valued at the most  recent  bid  quotation  on such exchange  as of the Value  Time.  An equity  security  which is  traded  on the  Nasdaq  Stock
Market,  Inc.  ("Nasdaq") system or another  over-the-counter  ("OTC") market is valued at its most recent  sale price on Nasdaq or such other OTC market as of the Value  Time.  Lacking any sales,  the  security is valued at the  Calculated  Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine  the  Calculated  Mean,  the security is valued at the most  recent  bid  quotation  on Nasdaq or such other OTC market as of the Value
Time. In the case of certain  foreign  exchanges,  the closing price  reported by the exchange
(which may  sometimes  be referred to by the  exchange  or one or more  pricing  agents as the
"official  close" or the  "official  closing  price" or other similar term) will be considered the most  recent sale price.  If a security is traded on more than one  exchange,  or upon one or more  exchanges  and in the OTC market,  quotations  are taken from the market in which the security is traded most extensively.

Debt  securities are valued as follows.  Money market  instruments  purchased with an original or  remaining  maturity of 60 days or less,  maturing at par,  are valued at  amortized  cost.
Other money market  instruments  are valued  based on  information  obtained  from an approved pricing  agent or, if such  information  is not readily  available,  by using  matrix  pricing techniques  (formula  driven  calculations  based  primarily on current market  yields).  Bank loans are valued at prices  supplied  by an  approved  pricing  agent  (which are  intended to reflect the mean between the bid and asked  prices),  if available,  and otherwise at the mean of the most recent bid and asked  quotations  or evaluated  prices,  as  applicable,  based on quotations or evaluated  prices  obtained from one or more  broker-dealers.  Privately  placed debt  securities,  other  than Rule 144A debt  securities,  initially  are  valued at cost and thereafter  based on all relevant  factors  including  type of  security,  size of holding and restrictions  on  disposition.  Municipal debt  securities are valued at prices supplied by an approved  pricing  agent  (which are intended to reflect the bid prices),  if  available,  and otherwise at the average of most recent bid quotation or evaluated prices,  if applicable,  on the value date, obtained from two  broker-dealers.  Other debt securities are valued at prices supplied by an approved  pricing  agent,  if available,  and otherwise at the most  recent bid quotation or evaluated price, as applicable,  obtained from one or more broker-dealers.  If it is not  possible  to value a  particular  debt  security  pursuant to the above  methods,  the security is valued on the basis of factors  including  (but not limited to) maturity,  coupon, creditworthiness,  currency  denomination,  and  the  movement  of the  market  in  which  the security is normally traded.

An exchange-traded  option contract on securities,  currencies and other financial instruments is valued at its most  recent sale price on the  relevant  exchange.  Lacking  any sales,  the option  contract is valued at the  Calculated  Mean.  If it is not possible to  determine  the
Calculated  Mean,  the option  contract is valued at the most recent bid quotation in the case of a purchased  option  contract or the most recent  asked  quotation in the case of a written option  contract,  in each  case as of the  Value  Time.  An option  contract  on  securities, currencies  and  other  financial  instruments  traded  in the OTC  market  is  valued  at the evaluated  price provided by the  broker-dealer  with which it was traded.  Futures  contracts
(and options  thereon) are valued at the most recent  settlement  price, if available,  on the exchange  on which  they are  traded  most  extensively.  With the  exception  of stock  index futures contracts which trade on the Chicago  Mercantile  Exchange,  closing  settlement times are prior to the close of trading  on the New York Stock  Exchange.  For stock  index  futures contracts  which trade on the  Chicago  Mercantile  Exchange,  closing  settlement  prices are normally  available at  approximately  4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other  portfolio  assets in terms of the currency in which  the  market  quotation  used is  expressed  ("Local  Currency"),  the  value  of  these portfolio  assets in terms of U.S.  dollars is  calculated by  converting  the Local  Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market  quotations  for a  portfolio  asset  are not  readily  available  or the value of a portfolio  asset  as  determined  in  accordance  with  Board  approved  procedures  does  not represent the fair market value of the portfolio  asset,  the value of the portfolio  asset is taken to be an amount  which,  in the  opinion of the Fund's  Pricing  Committee  (or, in some cases,  the Board's  Valuation  Committee),  represents fair market value.  The value of other portfolio  holdings  owned by the Fund is  determined  in a manner which is intended to fairly reflect  the  fair  market  value of the  asset  on the  valuation  date,  based on  valuation procedures  adopted  by  the  Fund's  Board  and  overseen  primarily  by the  Fund's  Pricing
Committee.

                                   PERFORMANCE INFORMATION

From time to time,  performance  information,  such as total  return and yield for shares of a
Fund may be quoted in advertisements or in communications to shareholders.

To help investors  better evaluate how an investment in a Fund might satisfy their  investment objective,  advertisements  regarding the Fund may discuss  performance as reported by various financial  publications.  The  performance  of a Fund may be compared in  publications  to the performance  of  various  indices  and  investments  for which  reliable  performance  data is available.  In  addition,  the  performance  of a Fund  may be  compared  in  publications  to averages,  performance  rankings  or other  information  prepared  by  recognized  mutual Fund statistical services.

Performance  quotations of a Fund  represent the Fund's past  performance  and,  consequently, should not be considered  representative  of the future  performance of the Fund. The value of shares,  when  redeemed,  may be more or less than the  original  cost.  Any fees  charged  by banks or other  institutional  investors  directly to their  customer  accounts in  connection with  investments  in shares of a Fund are not at the  direction  or within the control of the
Fund and will not be included in the Fund's calculations of total return.

When we advertise  total return  information for Class A, B and C Shares we may present actual returns  for the  classes  as well  as  returns  for the  Investment  or  Institutional  Class adjusted to reflect the  appropriate  maximum  sales  charges and expenses  for those  periods dating back to the  inception  date of the Fund before the  inception  of the Class A, B and C
Shares.

Total Return

The Fund  calculates  total return  separately for each share class of its shares.  Each share class is subject to different fees and expenses and,  consequently,  may have different  total returns  for the same  period.  The Fund may  advertise  the  following  types of  performance information:  average  annual total  returns  (before  taxes),  average  annual total  returns
(after taxes on  distributions),  average annual total returns  (after taxes on  distributions and redemption), and aggregate total returns (before taxes).

                         Average Annual Total Returns (Before Taxes)

The Fund,  when  advertising  average  annual  total  return  before  taxes for a class of its shares,  computes such return by  determining  the average  annual  compounded  rate of return during  specified  periods that equates the initial amount  invested to the ending  redeemable value of such investment according to the following formula:

                                       P (1 + T)n = ERV

Where:

      P               =    hypothetical initial payment of $1,000;
      T               =    average annual total return;
      n               =    period covered by the computation, expressed in years;
      ERV             =    ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the
                           1-, 5- or 10-year (or other) periods at the end of the applicable  period (or fractional portion).

The  calculation  for average  annual total returns before taxes is made assuming that (1) the maximum  sales load (or other  charges  deducted  from  payments) is deducted from the initial
$1,000  investment;  (2) all dividends and capital gain  distributions  are  reinvested on the reinvestment  dates  at the  price  per  share  existing  on the  reinvestment  date,  (3) all recurring fees charged to all  shareholder  accounts are included  (except those that are paid by redemption of the Fund's  shares),  and (4) for any account fees that vary with the size of the  account,  a mean (or median)  account  size in the Fund during the periods is  reflected.
The ending  redeemable  value  (variable  "ERV" in the  formula)  is  determined  by  assuming complete  redemption  of the  hypothetical  investment  after  deduction  of all  nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

                  Average Annual Total Return (After Taxes on Distributions)

The Fund,  when  advertising  average annual total return after taxes on  distributions  for a class of its shares,  computes such return by finding the average  annual  compounded  rate of return during  specified  periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                                     P (1 + T)n = ATV[D]

Where:

      P               =    hypothetical initial payment of $1,000;
      T               =    average annual total return (after taxes on distributions);
      n               =    period covered by the computation, expressed in years.
      ATV[D]          =    ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5- or
                           10-year  (or  other)  periods  at the  end  of the  applicable  period  (or  fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The  calculation  for  average  annual  total  returns  after taxes on  distributions  is made assuming  that (1) the  maximum  sales  load (or other  charges  deducted  from  payments)  is
deducted   from  the  initial   $1,000   investment;   (2)  all  dividends  and  capital  gain
distributions,  less the taxes due on such  distributions,  are reinvested on the reinvestment dates at the price  per share  existing  on the  reinvestment  date,  (3) all  recurring  fees charged to all  shareholder  accounts are included  (except  those that are paid by redemption of the Fund's  shares),  and (4) for any account  fees that vary with the size of the account, a mean (or  median)  account  size in the Fund  during  the  periods  is  reflected.  The Fund assumes that there are no additional  taxes or tax credits  resulting  from any  redemption of shares  required  to pay  any  non-recurring  fees.  The  ending  redeemable  value  (variable
"ATV[D]" in the formula) is determined  by assuming  complete  redemption of the  hypothetical investment  after  deduction of all  nonrecurring  charges and the  applicable  deferred sales charge at the end of the measuring  period.  The Fund assumes that the  redemption  has no tax consequences.

The Fund  calculates the taxes due on any  distributions  by applying the applicable tax rates
(as described below) to each component of the  distributions  on the reinvestment  date (e.g., ordinary  income,  short-term  capital gain,  long-term  capital gain). The taxable amount and tax  character  of  each  distribution  will  be as  specified  by the  Fund  on the  dividend
declaration   date,   unless   adjusted   to   reflect   subsequent   recharacterizations   of
distributions.   Distributions  are  adjusted  to  reflect  the  federal  tax  impact  of  the distribution  on an individual  taxpayer on the  reinvestment  date.  The effect of applicable tax  credits,  such as the foreign  tax  credit,  are taken into  account in  accordance  with federal tax law.

The Fund  calculates  taxes due on any  distributions  using the highest  individual  marginal federal  income tax rates in effect on the  reinvestment  date.  The rates used  correspond to the tax  character of each  component of the  distributions  (e.g.,  ordinary  income rate for
ordinary  income  distributions,   ordinary  income  tax  rate  for  short-term  capital  gain distributions,  long-term  capital gain rate for long-term capital gain  distributions).  Note that the required tax rates may vary over the  measurement  period.  The Fund has  disregarded any  potential  tax  liabilities  other than federal tax  liabilities  (e.g.,  state and local taxes);  the effect of phaseouts  of certain  exemptions,  deductions,  and credits at various income levels; and the impact of the federal alternative minimum tax.

          Average Annual Total Return (After Taxes on Distributions and Redemption)

The Fund,  when  advertising  average  annual total return  after taxes on  distributions  and redemption  for a class of its shares,  computes  such  return by finding  the average  annual compounded  rate of return during  specified  periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                                     P (1 + T)n = ATV[DR]

Where:

      P              =     hypothetical initial payment of $1,000;
      T              =     average annual total return (after taxes on distributions and redemption);
      n              =     period covered by the computation, expressed in years.
      ATV[DR]        =     ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5- or
                           10-year  (or  other)  periods  at the  end  of the  applicable  period  (or  fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total returns after taxes on  distributions  and redemption is made assuming that (1) the maximum  sales load (or other  charges  deducted from  payments)
is  deducted  from  the  initial  $1,000  investment;  (2)  all  dividends  and  capital  gain distributions,  less the taxes due on such  distributions,  are reinvested on the reinvestment dates at the price  per share  existing  on the  reinvestment  date,  (3) all  recurring  fees charged to all  shareholder  accounts are included  (except  those that are paid by redemption of the Fund's  shares),  and (4) for any account  fees that vary with the size of the account, a mean (or  median)  account  size in the Fund  during  the  periods  is  reflected.  The Fund assumes that there are no additional  taxes or tax credits  resulting  from any  redemption of shares required to pay any non-recurring fees.

The Fund  calculates  the taxes due on any  distributions  as described  above under  "Average
Annual Total Returns After Taxes on Distributions".

The ending  redeemable  value  (variable  "ATV[DR]" in the formula) is  determined by assuming complete  redemption  of the  hypothetical  investment  after  deduction  of all  nonrecurring charges,  the  applicable  deferred sales charge,  and capital gains taxes  resulting from the redemption  and by  adding  the tax  benefit  at the end of the  measuring  period.  The  Fund calculates  the capital gain or loss upon  redemption  by  subtracting  the tax basis from the redemption  proceeds (after deducting any nonrecurring  charges).  The Fund separately  tracks the basis of shares  acquired  through  the  $1,000  initial  investment  and each  subsequent purchase  through  reinvested  distributions.  In  determining  the  basis  for  a  reinvested distribution,  the  Fund  includes  the  distribution  net of  taxes  assumed  paid  from  the distribution.  Tax basis is adjusted  for any  distributions  representing  returns of capital and any other tax basis adjustments that would apply to an individual  taxpayer,  as permitted by applicable federal tax law.

The amount  and  character  (e.g.,  short-term  or  long-term)  of  capital  gain or loss upon
redemption  is  separately   determined  for  shares  acquired   through  the  $1,000  initial
investment and each subsequent  purchase through reinvested  distributions.  The Fund does not assume that shares  acquired  through  reinvestment  of  distributions  have the same  holding period as the initial  $1,000  investment.  The tax  character is  determined by the length of the  measurement  period in the case of the initial  $1,000  investment  and the length of the period between  reinvestment  and the end of the measurement  period in the case of reinvested distributions.

The Fund  calculates  capital gain taxes (or the benefit  resulting from tax losses) using the highest federal  individual  capital gains tax rate for gains of the appropriate  character in effect on the  redemption  date and in  accordance  with  federal  tax law  applicable  on the redemption  date.  The Fund assumes that a  shareholder  has  sufficient  capital gains of the same  character  from other  investments  to offset any capital  losses from the redemption so that the taxpayer may deduct the capital losses in full.

                            Aggregate Total Returns (Before Taxes)

The Fund,  when  advertising  aggregate total return before taxes [for a class of its shares], computes  such  return  by  determining  the  aggregate  compounded  rates  of  return  during specified  periods that likewise equate the initial amount  invested to the ending  redeemable value  of  such  investment.  The  formula  for  calculating  aggregate  total  return  is  as follows:

                           Aggregate Total Return = [ ( ERV ) -1 ]
                                                                  P

Where:

      P              =     hypothetical initial payment of $1,000;
      ERV            =     ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the
                           1-,  5- or  10-year  (or  other)  periods  at  the  end of the  applicable  period  (or fractional portion).

The  calculation  for  aggregate  total  returns  before taxes is made  assuming that [(1) the maximum  sales load (or other  charges  deducted  from  payments) is deducted from the initial
$1,000  investment;]  (2) all dividends and capital gain  distributions  are reinvested on the reinvestment  dates  at the  price  per  share  existing  on the  reinvestment  date,  (3) all recurring fees charged to all  shareholder  accounts are included  (except those that are paid by redemption of the Fund's  shares),  and (4) for any account fees that vary with the size of the  account,  a mean (or median)  account  size in the Fund during the periods is  reflected.
The ending  redeemable  value  (variable  "ERV" in the  formula)  is  determined  by  assuming complete  redemption  of the  hypothetical  investment  after  deduction  of all  nonrecurring charges [and the applicable deferred sales charge] at the end of the measuring period.

For Class A, B and C Shares only:

Other Non-Standardized Total Return Calculations

The Fund may also from time to time include in  advertising  total return figures that are not calculated  according to the formulas  set forth above to compare more  accurately  the Fund's performance  with other  measures of investment  return.  For example,  the Fund may calculate its  aggregate and average  annual total return for the specified  periods of time by assuming the  investment of $10,000 in a class of shares of the Fund and assuming the  reinvestment  of each distribution at net asset value on the reinvestment date.

For this  alternative  computation,  the Fund  assumes  that the full amount of an  investor's investment  is invested in Shares  (i.e.,  sales  charges are not deducted  from an investor's investment).  This differs from the  computation  required by the SEC where the $1,000 payment is reduced  by sales  charges  before  being  invested  in  shares.  The Fund  will,  however, disclose the maximum sales charge and will also disclose  that the  performance  data does not reflect  sales  charges and that  inclusion  of sales  charges  would  reduce the  performance quoted.  Such  alternative  total return  information  will be given no greater  prominence in such  advertising  than the information  prescribed  under SEC rules,  and all  advertisements containing  performance  data will  include a legend  disclosing  that such  performance  data represent  past  performance  and  that  the  investment  return  and  principal  value  of an investment will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

International  Select Equity Fund-- Premier  Class,  Institutional  Class,  Investment  Class,
Class A Shares, Class B Shares and Class C Shares

                 As of October 31, 2002 Average Annual Returns (Before Taxes)
                          (Adjusted for sales charge, if applicable)

                                        1-Year               5-Year         Since Inception

Average Annual Returns (Before
Taxes)
     Premier Class                      -7.31%                 N/A             -20.81%
     Institutional Class                -7.55%               7.62%               8.59%
     Investment Class                   -7.79%                 N/A              -6.53%
     Class A Shares1                   -13.00%               5.40%               6.86%
     Class B Shares1                   -11.25%               5.53%               6.79%
     Class C Shares1                    -9.42%               5.51%               6.67%

1        The  performance  for  the  Class  A,  B  and  C  shares  represents  the  historical performance  since the inception date of the each class,  February 28, 2001.  Returns shown  for  Class A, B and C shares  for the  periods  prior to their  inception  are derived from the  historical  performance  of the Fund's  Institutional  Class shares during such  periods and have been  adjusted to reflect the higher gross total annual operating  expenses of each specific  class.  The  difference in expenses will affect performance.

If  expense  limitations  for  each  class  of the Fund  had not  been in  effect  during  the indicated  periods,  the total returns for shares of the Fund for such periods would have been lower than the total return figures shown in this chart.

The Fund may from time to time  advertise  comparative  performance  as  measured  by  various publications,  including, but not limited to, Barron's, The Wall Street Journal,  Weisenberger
Investment  Companies  Service,  Dow Jones  Investment  Advisor,  Dow Jones Asset  Management,
Business Week, Changing Times,  Financial World, Forbes,  Fortune and Money. In addition,  the
Fund may from time to time  advertise  their  performance  relative  to  certain  indices  and benchmark  investments,  including:  (a) the  Lipper  Analytical  Services,  Inc.  Mutual fund
Performance  Analysis,  Fixed Income  Analysis and Mutual fund Indices  (which  measure  total return  and  average  current  yield  for the  mutual  fund  industry  and  rank  mutual  fund performance);  (b) the CDA Mutual fund Report published by CDA Investment  Technologies,  Inc.
(which  analyzes  price,  risk and various  measures of return for the mutual fund  industry);
(c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics  (which measures changes  in the  price  of  goods  and  services);  (d) Stocks,  Bonds,  Bills  and  Inflation published by Ibbotson  Associates (which provides  historical  performance figures for stocks, government  securities and  inflation);  (e) the Lehman  Brothers  Aggregate Bond Index or its
component  indices (the  Aggregate  Bond Index  measures  the  performance  of Treasury,  U.S.
Government  agency,  corporate,  mortgage and Yankee  bonds);  (f) the  Standard & Poor's Bond
Indices (which  measure yield and price of corporate,  municipal and U.S.  Government  bonds);
and  (g) historical  investment  data supplied by the research  departments  of Goldman Sachs,
Lehman Brothers,  Inc.,  Credit Suisse First Boston  Corporation,  Morgan Stanley Dean Witter,
Salomon Smith  Barney,  Merrill  Lynch,  Donaldson  Lufkin and Jenrette or other  providers of such data. The  composition  of the  investments  in such indices and the  characteristics  of such benchmark  investments  are not identical to, and in some cases are very different  from, those of the Fund's  portfolios.  These indices and averages are  generally  unmanaged and the items  included in the  calculations  of such indices and averages may not be identical to the formulas used by the Fund to calculate its performance figures.

                                            TAXES

The following is a summary of the principal U.S.  federal income,  and certain state and local tax  considerations  regarding the purchase,  ownership and disposition of shares in the Fund.
This summary does not address  special tax rules  applicable to certain  classes of investors,
such  as  tax-exempt   entities,   insurance  companies  and  financial   institutions.   Each
prospective  shareholder  is urged to consult his own tax Advisor with respect to the specific federal,  state,  local and foreign tax  consequences of investing in the Fund. The summary is based on the laws in effect on the date of this  Statement of  Additional  Information,  which are subject to change.

General.  The Fund is a separate taxable entity that has elected to be treated,  has qualified and  intends to qualify  for each  taxable  year,  as a  regulated  investment  company  under
Subchapter M of the code.  Qualification of the Fund as a regulated  investment  company under the code  requires,  among other  things,  that  (a) the Fund derive at least 90% of its gross income for its taxable year from  dividends,  interest,  payments  with respect to  securities loans  and  gains  from  the  sale or other  disposition  of  stocks,  securities  or  foreign currencies,  or other income  (including but not limited to gains from options,  futures,  and forward  contracts)  derived  with  respect  to its  business  of  investing  in  such  stock, securities  or  currencies  (the "90% gross  income  test");  and (b) the Fund  diversify  its holdings so that,  at the close of each quarter of its taxable  year,  (i) at least 50% of the market  value of its total  (gross)  assets is comprised of cash,  cash items,  United  States
government   securities,   securities  of  other  regulated  investment  companies  and  other securities  limited in respect of any one issuer to an amount not  greater in value than 5% of the  value of the  Fund's  total  assets  and to not more than 10% of the  outstanding  voting securities  of such  issuer,  and  (ii) not  more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States  government  securities and securities of other regulated  investment  companies) or two or more issuers controlled by the fund and which are engaged in the same,  similar or related trades or  businesses.  Future treasury  regulations  could  provide that  qualifying  income under the 90% gross income test will not include gains from certain  foreign  currency  transactions  or derivatives  that are not directly  related to the Fund's  principal  business of  investing in stock or  securities
(or options and futures with respect to stock or securities).

If the Fund  complies  with  such  provisions,  then in any  taxable  year in  which  the Fund distributes  at least 90% of the sum of (i) its  "investment  company  taxable  income" (which includes  dividends,  taxable  interest,  taxable accrued original issue discount,  recognized market discount income,  income from securities  lending,  any net short-term  capital gain in excess of net long-term  capital loss and certain net realized  foreign  exchange gains and is reduced  by  certain  deductible  expenses)  and  (ii) the  excess  of  its  gross  tax-exempt interest,  if any, over certain disallowed  deductions ("net tax-exempt  interest"),  the fund
(but not its  shareholders)  will be relieved of federal income tax on any income of the Fund, including  long-term  capital  gains,  that is distributed to  shareholders.  However,  if the
Fund  retains any  investment  company  taxable  income or net capital gain (the excess of net long-term  capital  gain over net  short-term  capital  loss),  it will be  subject to federal income tax at regular corporate rates on the amount retained.

If the Fund  retains any net capital  gain,  the Fund may  designate  the  retained  amount as undistributed  capital gains in a notice to its  shareholders  who, if subject to U.S. federal income tax on long-term  capital gains,  (i) will be required to include in income for federal income tax purposes,  as long-term  capital gain, their shares of such  undistributed  amount, and  (ii) will  be entitled to credit their  proportionate  shares of the tax paid by the Fund against their U.S. federal income tax  liabilities,  if any, and to claim refund to the extent the credit exceeds such liabilities.

For U.S.  federal  income tax purposes,  the tax basis of shares owned by a shareholder of the
Fund  will  be  increased  by an  amount  equal  under  current  law to 65% of the  amount  of undistributed  net capital gain included in the shareholder's  gross income.  The Fund intends to  distribute  at  least  annually  to  its  shareholders  all  or  substantially  all of its investment  company  taxable  income,  net tax-exempt  interest,  and net capital gain. If for any  taxable  year the Fund does not  qualify as a regulated  investment  company,  it will be taxed on all of its  investment  company  taxable  income and net  capital  gain at  corporate rates,  any net  tax-exempt  interest  may be  subject to  alternative  minimum  tax,  and its distributions  to  shareholders  will be taxable as  ordinary  dividends  to the extent of its current and accumulated earnings and profits.

In order to avoid a 4% federal  excise  tax,  the Fund must  distribute  (or be deemed to have distributed)  by  December  31 of each  calendar  year at least  98% of its  taxable  ordinary income  for such  year,  at least 98% of the  excess of its  capital  gains  over its  capital losses  (generally  computed on the basis of the one-year  period ending on October 31 of such year),  and all taxable  ordinary  income and the excess of capital gains over capital  losses for the previous year that were not  distributed  in such year and on which no federal  income tax was paid by the Fund.  For federal  income tax  purposes,  dividends  declared by the Fund in  October,  November or December  to  shareholders  of record on a specified  date in such a month and paid during  January of the following  year are taxable to such  shareholders  as if received on December 31 of the year declared.

At the time of an investor's  purchase of Fund shares,  a portion of the purchase price may be attributable to realized or unrealized  appreciation in the Fund's  portfolio or undistributed taxable income of the Fund.  Consequently,  subsequent  distributions by the Fund with respect to these shares from such  appreciation  or income may be taxable to such investor even if the net asset value of the investor's  share is, as a result of the  distributions,  reduced below the investor's cost for such shares and the distributions  economically  represent a return of a portion of the investment.

Gains and losses on the sale,  lapse, or other  termination of options and futures  contracts, options  thereon and certain forward  contracts  (except  certain  foreign  currency  options, forward  contracts and futures  contracts)  entered into by the Fund will generally be treated as  capital  gains and  losses.  Certain  of the  futures  contracts,  forward  contracts  and options  held by the Fund will be required  to be  "marked-to-market"  for federal  income tax purposes,  that is,  treated as having been sold at their fair market value on the last day of the fund's  taxable  year. As a result,  the Fund may be required to recognize  income or gain without a  concurrent  receipt of cash.  Additionally,  the Fund may be required to  recognize gain if an option,  future,  forward  contract,  short sale, or other  transaction that is not subject to these  mark-to-market  rules is treated as a "constructive sale" of an "appreciated financial  position"  held by the  Fund  under  Section 1259  of the  Code.  Any  gain or loss recognized  on actual or deemed  sales of futures  contracts,  forward  contracts,  or options that are subject to the mark-to-market  rules, but not the constructive  sales rules,  (except for certain  foreign  currency  options,  forward  contracts,  and futures  contracts) will be treated as 60% long-term  capital gain or loss and 40%  short-term  capital gain or loss. As a result of certain  hedging  transactions  entered into by the Fund,  such Fund may be required to defer the  recognition of losses on futures or forward  contracts and options or underlying securities  or foreign  currencies  under the tax straddle  rules of the Code to the extent of any unrecognized gains on related offsetting  positions and the  characterization  of gains or losses  as  long-term  or  short-term  may be  changed.  The tax  provisions  described  above applicable  to options,  futures,  forward  contracts  and  constructive  sales may affect the amount,  timing and  character  of the  Fund's  distributions  to  shareholders.  Certain  tax elections  may be  available  to the Fund to  mitigate  some of the  unfavorable  consequences described in this paragraph.

Section 988  of the Code contains  special tax rules  applicable to certain  foreign  currency transactions  and  instruments  that may affect the amount,  timing and  character  of income, gain or loss  recognized  by the  Fund.  Under  these  rules,  foreign  exchange  gain or loss realized with respect to foreign  currencies and certain futures and options thereon,  foreign currency-denominated  debt  instruments,  foreign  currency  forward  contracts,  and  foreign currency-denominated  payables and  receivables  will generally be treated as ordinary  income or loss, although in some cases elections may be available that would alter this treatment.

If the Fund acquires an equity interest (including,  under future regulations,  not only stock but also an option to acquire  stock such as is  inherent  in a  convertible  bond) in certain foreign  corporations  that  receive at least 75% of their  annual  gross  income from passive sources (such as interest,  dividends,  certain rents and royalties or capital  gains) or that hold at least 50% of their  assets in  investments  producing  such passive  income  ("passive foreign  investment  companies"),  the  Fund  could  be  subject  to  federal  income  tax and additional  interest  charges on "excess  distributions"  received from such companies or gain from the sale of stock in such companies,  even if all income or on gain actually  received by the  fund is  timely  distributed  to its  shareholders.  The Fund  would  not be able to pass through to its  shareholders  any credit or deduction for such a tax.  Certain  elections may, if available,  ameliorate these adverse tax consequences,  but any such election could require the Fund to  recognize  taxable  income or gain  (subject  to tax  distribution  requirements)
without the concurrent receipt of cash.  Investments in passive foreign  investment  companies may also produce  ordinary income rather than capital gains,  and the  deductibility of losses is subject to certain  limitations.  The Fund may limit and/or  manage its holdings in passive foreign  investment  companies or make an available  election to minimize its tax liability or maximize its return from these investments.

The federal income tax rules  applicable to currency and interest rate swaps,  mortgage dollar rolls, and certain  structured  securities are unclear in certain  respects,  and the Fund may be required  to account  for these  transactions  or  instruments  under tax rules in a manner that may affect the amount,  timing and character of income,  gain or loss  therefrom and that may,  under  certain  circumstances,  limit  the  extent to which  the Fund  engages  in these transactions or acquires these instruments.

The Fund  anticipates  that it will be subject to foreign  withholding  or other foreign taxes on certain  income they derive from foreign  securities,  possibly  including,  in some cases, capital gains from the sale of such  securities.  Tax conventions  between  certain  countries and the U.S.  may  reduce  or  eliminate  such  taxes in some  cases.  If more than 50% of the
Fund's  total  assets at the close of any  taxable  year  consists of stock or  securities  of foreign  corporations,  the  Fund  may  file an  election  with  the  IRS  pursuant  to  which shareholders  of the Fund will be  required  to (i)  include  in  ordinary  gross  income  (in addition to taxable dividends and  distributions  they actually receive) their pro rata shares of qualified  foreign taxes paid by the Fund (not in excess of its actual tax liability)  even though not actually  received by the  shareholders,  and (ii) treat such  respective  pro rata portions as foreign  taxes paid by them.  If the Fund makes this  election,  shareholders  may then deduct such pro rata  portions of  qualified  foreign  taxes in computing  their  taxable incomes,  or,  alternatively,  use them as foreign tax  credits,  subject to  satisfaction  of certain holding period  requirements and to other applicable  limitations,  against their U.S.
federal  income  taxes.  Shareholders  who do not itemize  deductions  for federal  income tax purposes  will not,  however,  be able to deduct their pro rata  portion of qualified  foreign taxes paid by the Fund,  although such  shareholders  will be required to include their shares of such taxes in gross income if the Fund makes the election referred to above.

If a  shareholder  chooses to take a credit for the  qualified  foreign  taxes  deemed paid by such  shareholder  as a result of any such election by the Fund, the amount of the credit that may be claimed in any year may not exceed the same  proportion  of the U.S. tax against  which such credit is taken which the  shareholder's  taxable income from foreign sources (but not in excess of the  shareholder's  entire taxable income) bears to his entire taxable  income.  For this purpose,  distributions  from long-term and short-term  capital gains or certain  foreign currency  gains by the Fund will  generally  not be treated as income  from  foreign  sources.
This  foreign  tax credit  limitation  may also be  applied  separately  to  certain  specific categories  of  foreign-source  income and the  related  foreign  taxes.  As a result of these rules,  which  have  different  effects  depending  upon  each  shareholder's  particular  tax situation,  certain  shareholders of the Fund that makes the election  described above may not be able to claim a credit for the full  amount of their  proportionate  shares of the  foreign taxes paid by the Fund.  Tax-exempt  shareholders and shareholders who are not liable for U.S.
federal  income  taxes will  ordinarily  not benefit  from this  election.  Each year that the
Fund files the election  described above,  its shareholders  will be notified of the amount of
(i) each  shareholder's  pro rata share of qualified  foreign  taxes paid by the Fund and (ii)
the portion of Fund  dividends  which  represents  income from each  foreign  country.  If the
Fund does not make this  election  or  otherwise  pays  foreign  taxes  that  cannot be passed through to  shareholders,  it  generally  may deduct such taxes in  computing  its  investment company taxable income.

The Fund's investments in zero coupon  securities,  deferred interest  securities,  increasing rate securities,  pay-in-kind securities,  or other securities bearing original issue discount or, if the Fund elects to include market  discount in income  currently,  market discount will generally  cause it to realize  income prior to the receipt of cash  payments  with respect to these securities.  Transactions or instruments  subject to the  mark-to-market or constructive sale  rules  described  above  may have the same  result  in some  circumstances.  In order to obtain  cash to  distribute  this  income  or gain,  as  required  in order  to  maintain  its qualification as a regulated  investment  company and to avoid federal income or excise taxes, the Fund may be  required to  liquidate  portfolio  securities  that it might  otherwise  have continued to hold.

For federal  income tax  purposes,  the Fund is permitted to carry  forward a net capital loss in any year to offset its own capital  gains,  if any,  during the eight years  following  the year of the loss.  To the extent  subsequent  years'  capital gains are offset by such losses, they would not result in federal  income tax  liability  to the Fund and,  accordingly,  would generally not be distributed to shareholders.

The following table sets forth the Fund's realized  capital losses  available to offset future net capital gains as of October 31, 2002:

                                                          Losses                         Expiration Date
                                                          ------                         ---------------

International Select Equity Fund                        $76,700,000                         10/31/09
                                                        $36,358,000                         10/31/10

Total                                                  $113,058,000

Effective  for 2001,  the Fund is  eligible  to make a federal tax  election  with  respect to certain  stocks and  securities  it owns and that it intends to continue to hold for more than five years.  If the Fund makes such an election and holds such stock and  securities  for more than five years,  the  applicable  federal  capital gains rate would be reduced on the sale of the stock or  securities  when they are sold by the Fund.  Any such  reduction  in the capital gains rate would be passed on to the  shareholders  at that time.  However,  if the Fund makes such an  election  with  respect to readily  tradable  stock,  it will be treated  for federal income tax purposes as if it had sold and  reacquired  such stocks on January 2, 2001.  If the
Fund  makes  such on  election  with  respect  to any other  stock or  securities,  it will be treated for U.S.  federal income tax purposes as if it had sold and  reacquired  such stock or securities  on January 1, 2001. As a result,  the Fund would be required to recognize  current capital  gains (if any) (but not losses) on such stock or  securities  without the  concurrent receipt  of any cash  which may cause the Fund to have  difficulty  obtaining  cash to satisfy
its   distribution   requirements.   The  Fund  will  carefully   consider  these  factors  in
determining  whether to make any such  election  and will  attempt to minimize  the Fund's tax liability and to maximize its return from these investments.

                              U.S. SHAREHOLDERS -- DISTRIBUTIONS

Shareholders  receiving a distribution  in the form of newly issued shares will be treated for
U.S.  federal  income tax  purposes as  receiving  a  distribution  in an amount  equal to the amount of cash they  would have  received  had they  elected  to receive  cash and will have a cost  basis in each  share  received  equal to such  amount  divided  by the  number of shares received.  Dividends from  investment  company taxable income of the Fund for the year will be taxable as ordinary income.  Investment  company taxable income includes,  among other things, net investment  income,  net short-term  capital gain in excess of net long-term  capital loss and  certain net foreign  exchange  gains.  Dividends  from net  capital  gain (net  long-term capital  gain in excess of net  short-term  capital  loss),  if any,  will be  taxable  to the
Fund's  shareholders as long-term capital gains for federal income tax purposes without regard to the  length  of time  shares  of the  Fund  have  been  held.  The  Fund  will  inform  its shareholders  of  federal  income  tax  status  of its  distributions  after  the  end of each calendar year.

Distributions  to corporate  shareholders  designated as derived from dividend income received by the Fund, if any, that would be eligible for the dividends  received  deduction if the Fund were not a regulated  investment  company will be eligible,  subject to certain holding period and  debt-financing  restrictions,  for the 70% dividends received deduction for corporations.
Because  eligible  dividends  are  limited to those  received  by the Fund from U.S.  domestic corporations,  most  dividends  paid by the Fund will  generally not qualify for the dividends received  deduction.  The  dividends-received  deduction,  if  available,  is  reduced  to the extent the shares with respect to which the  dividends  received are treated as debt  financed under the Code and is  eliminated  if the  shares are deemed to have been held for less than a minimum  period,  generally  46 days,  extending  before  and after  each such  dividend.  The entire dividend,  including the deducted amount,  is considered in determining the excess,  if any, of a corporate  shareholder's  adjusted  current  earnings over its  alternative  minimum taxable  income,  which may increase its  liability for the federal  alternative  minimum tax.
The  dividend  may, if it is treated as an  "extraordinary  dividend"  under the Code,  reduce such  shareholder's  tax basis in its shares of the Fund and,  to the extent  such basis would be reduced  below zero,  require the current  recognition  of income.  Capital gain  dividends
(i.e.,  dividends  from net capital  gain) paid by the Fund are not eligible for the dividends received deduction for corporations.

Different tax treatment,  including  penalties on certain excess  contributions and deferrals,
certain   pre-retirement   and   post-retirement   distributions,   and   certain   prohibited
transactions,  is accorded to accounts maintained as qualified retirement plans.  Shareholders should consult their tax  advisors for more information.

                              U.S. SHAREHOLDERS -- SALE OF SHARES

When a  shareholder's  shares are sold,  redeemed or  otherwise  disposed of in a  transaction that is treated as a sale for tax purposes,  the shareholder will generally  recognize gain or loss equal to the difference  between the  shareholder's  adjusted tax basis in the shares and the cash, or fair market value of any property  received.  Assuming the shareholder  holds the shares as a capital  assets at the time of such sale or other  disposition,  such gain or loss should be treated as capital  gain or loss.  Any loss  realized  on the sale,  redemption,  or other  disposition  of the shares of the Fund with a tax holding period of six months or less, to the  extent  such loss is not  disallowed  under any other tax rule,  will be  treated as a long-term  capital  loss to the  extent of any  capital  gain  dividend  with  respect to such shares.  Additionally,  any loss realized on a sale, redemption or other disposition of shares of the Fund may be  disallowed  under "wash  sale" rules to the extent the shares  disposed of are  replaced  with  shares of the same  Fund  within a period  of 61 days  beginning  30 days before and ending 30 days after the shares are  disposed  of,  such as  pursuant to a dividend reinvestment  in  shares  of the  Fund.  If  disallowed,  the  loss  will be  reflected  in an adjustment  to the basis of the shares  acquired.  Shareholders  should  consult their own tax
Advisors  regarding their particular  circumstances to determine whether a disposition of Fund shares  is  properly  treated  as a sale for tax  purposes,  as is  assumed  in the  foregoing discussion.

Furthermore,  if Class A shares of the Fund are redeemed or exchanged by a  shareholder  after having  been held for less  than 91 days and (1) some or all of the  redemption  proceeds  are reinvested  in Class A shares  of the same Fund or  another  mutual  Fund at net  asset  value pursuant to the reinvestment  privilege,  or (2) such Class A shares are exchanged for Class A shares of another  mutual Fund at net asset value pursuant to the exchange  privilege,  all or a portion of the sales charge paid on the shares that are  redeemed or  exchanged  will not be included in their tax basis under the Code to the extent a sales  charge that would  otherwise apply to the shares received is reduced  pursuant to the  reinvestment or exchange  privilege.
In either  case,  the portion of the sales  charge not included in the tax basis of the shares redeemed or  surrendered  in an  exchange is included in the tax basis of the shares  acquired in the reinvestment or exchange.

The Fund may be required to withhold,  as "backup  withholding,"  federal income tax at a rate of 30% from dividends  (including  distributions  from the Fund's net long-term capital gains)
and  share  redemption  and  exchange   proceeds  paid  to  individual  and  other  non-exempt
shareholders  who fail to  furnish  the Fund with a correct  social  security  number or other taxpayer  identification  number ("TIN")  certified under penalties of perjury on IRS Form W-9 or other  authorized  substitute,  or if the IRS or a broker  notifies the Fund that the payee has  failed  to  properly  report  interest  or  dividend  income  to the IRS or that  the TIN furnished  by the payee to the Fund is  incorrect,  or if (when  required  to do so) the payee fails to certify  under  penalties  of perjury  that it is not subject to backup  withholding.
Any amounts  withheld may be credited  against a  shareholder's  United States  federal income tax liability.

                                    NON-U.S. SHAREHOLDERS

A foreign  shareholder  is a shareholder  that, for U.S.  federal income tax purposes,  is not
(1) an individual who is a U.S.  citizen or resident or (2) a U.S.  corporation,  partnership, estate or trust.  Dividends  (other than capital  gains  dividends)  distributed  to a foreign shareholder  whose ownership of Fund shares is not  "effectively  connected" with a U.S. trade or business carried on by such foreign  shareholder  (or, if an income tax treaty applies,  is not  attributable  to a  permanent  establishment  in  the  U.S.  maintained  by  the  foreign shareholder)  generally will be subject to a U.S.  federal  withholding tax of 30% unless such rate is reduced by an applicable tax treaty and the foreign  shareholder  provides an IRS Form
W-8BEN  or  other  appropriate  type  of  Form  W-8  to  the  Fund.   However,  if  a  foreign
shareholder's  ownership  of Fund  shares  is  "effectively  connected"  with a U.S.  trade or business  carried on by such  foreign  shareholder  (or, if an income tax treaty  applies,  is
attributable   to  a  permanent   establishment   in  the  U.S.   maintained  by  the  foreign
shareholder),  then none of the dividends  distributed to that  shareholder will be subject to such  withholding  and all of such  dividends  will instead be subject to U.S.  federal income tax on a  net-income  basis at the rates which are  applicable  to U.S.  citizens and domestic corporations,  as the case may be. Foreign  shareholders  that are treated as corporations for
U.S. federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign  shareholders  on the sale of Fund shares and  distributions
(and  deemed  distributions)  to foreign  shareholders  of the Fund's net  capital  gains (the excess of the Fund's net  long-term  capital  gains over its net  short-term  capital  losses)
generally will not be subject to U.S.  federal  income or  withholding  tax unless the foreign shareholder is a nonresident  alien individual who is physically  present in the United States for more than 182 days during the taxable  year and certain  other  conditions  are met or the gain is effectively  connected with a U.S. trade or business of the foreign  shareholder  (or, if  an  income  tax  treaty  applies,  is  attributable  to  a  U.S.  permanent  establishment maintained  by the foreign  shareholder)  or the foreign  shareholder  is subject to tax under the  provisions  of U.S.  federal  income  tax law  applicable  to certain  U.S.  expatriates.
However,  backup  withholding  generally  will apply at a rate of 30%  unless the  shareholder furnishes  the  Fund  with an IRS form  W-8BEN  or other  appropriate  type of Form W-8  which establishes the shareholder's foreign status.

                                       STATE AND LOCAL

The Fund may be  subject  to state or local  taxes in  jurisdictions  in which the Fund may be deemed to be doing  business.  In addition,  in those states or  localities  which have income tax laws,  the  treatment  of the Fund and its  shareholders  under such laws may differ  from their  treatment  under  federal  income  tax laws,  and  investment  in the Fund may have tax consequences  for  shareholders  different  from  those of a direct  investment  in the Fund's portfolio  securities.  Shareholders  should consult their own tax advisors  concerning  these matters.

                             GENERAL INFORMATION ABOUT THE TRUST

General.  The Trust was formed as a  business  trust  under the laws of the State of  Delaware on September 13, 1993,  and commenced  investment  operations on January 3, 1994. The Board of
Trustees  of the Trust is  responsible  for the  overall  management  and  supervision  of the affairs of the Trust.  The  Declaration  of Trust  authorizes  the Board of Trustees to create separate  investment  series or  portfolios  of shares.  As of the date  hereof,  the Trustees have  established the Fund described in this SAI and nine additional  series.  The Declaration of Trust further  authorizes  the Trust to classify or  reclassify  any series or portfolio of shares into one or more  classes.  As of the date hereof,  the Trustees have  established  six classes of shares:  Premier shares,  Institutional  shares,  Investment shares Class A Shares,
Class B Shares and Class C Shares.

The shares of each class  represent  an interest in the same  portfolio  of  investments  of a
Fund.  Each  class has equal  rights as to voting,  redemption,  dividends  and  liquidations, except that only  Investment  shares bear service fees and each class may bear other  expenses properly  attributable to the particular class.  Also,  holders of Class A, B and C shares and
Investment  shares  of a Fund  have  exclusive  voting  rights  with  respect  to the  service plan/12b-1 plan adopted by the Fund.

When  issued,  shares  of  a  Fund  are  fully  paid  and  nonassessable.   In  the  event  of
liquidation,  shareholders  are entitled to share pro rata in the net assets of the applicable
Fund available for  distribution  to  shareholders.  Shares of a Fund entitle their holders to one  vote  per  share,  are  freely  transferable  and  have no  preemptive,  subscription  or conversion rights.

Shares of a Fund will be voted  separately  with  respect to matters  pertaining  to that Fund except for the election of Trustees  and the  ratification  of  independent  accountants.  For example,  shareholders  of a Fund are  required  to approve  the  adoption  of any  investment advisory  agreement  relating  to such  Fund  and any  change  in the  fundamental  investment restrictions  of such Fund.  Approval by the  shareholders of one Fund is effective only as to that  Fund.  The  Trust  does  not  intend  to hold  shareholder  meetings,  except  as may be required by the 1940 Act. The Trust's  Declaration  of Trust  provides  that special  meetings of  shareholders  shall be called for any purpose,  including  the removal of a Trustee,  upon written  request of shareholders  entitled to vote at least 10% of the  outstanding  shares of the Trust,  or Fund, as the case may be. In addition,  if ten or more  shareholders  of record who have held  shares  for at least six  months and who hold in the  aggregate  either  shares having a net asset value of $25,000 or 1% of the outstanding  shares,  whichever is less, seek to call a meeting  for the  purpose of  removing  a  Trustee,  the Trust has agreed to provide certain information to such shareholders and generally to assist their efforts.

In  the  event  of  a  liquidation  or  dissolution  of  the  Trust  or  an  individual  fund, shareholders  of a  particular  fund would be  entitled to receive  the assets  available  for distribution  belonging to such Fund.  Shareholders  of a Fund are entitled to  participate in the net  distributable  assets of the particular  fund involved on  liquidation,  based on the number of shares of the Fund that are held by each shareholder.

To the best of the Fund's  knowledge,  as of February 19,  2003,  no person owned more than 5%
of each class of the Fund's outstanding shares except as noted below:

As of February 19, 2003,  43,745,485  shares in the  aggregate,  or 98.11% of the  outstanding shares  of  Scudder  International  Select  Equity,  Class  A were  held  in the  name  of The
Manufacturers  Life Insurance  Company,  250 Bloor Street East, 7th Floor,  Toronto,  Ontario,
Canada, who may be deemed to be the beneficial owner of certain of these shares.

As of February 19, 2003,  10,071 shares in the aggregate,  or 9.28% of the outstanding  shares of  Scudder  International  Select  Equity,  Class B were held in the name of Legg  Mason Wood
Walker,  Inc,  for  the  benefit  of  account  358-72567-14,  P.O.  Box  1476,  Baltimore,  MD
21203-1476, who may be deemed to be the beneficial owner of certain of these shares.

As of February 19, 2003,  5,566 shares in the aggregate,  or 5.13% of the  outstanding  shares of  Scudder  International  Select  Equity,  Class B were  held in the name of  NFSC,  for the benefit of Ms. Nancy L. Ziemba,  account  #TNC-225673,  6210  Canterbury  Dr.,  Apartment 327,
Culver City, CA 90230-7914,  who may be deemed to be the beneficial  owner of certain of these shares.

As of February 19, 2003, 17,742 shares in the aggregate,  or 13.59% of the outstanding  shares of  Scudder  International  Select  Equity,  Class C were  held in the  name  of  Wells  Fargo
Customer,  for the benefit of account #06988000,  P.O. Box 1533,  Minneapolis,  MN 55480-1533,
who may be deemed to be the beneficial owner of certain of these shares.

As of February 19, 2003,  8,933 shares in the aggregate,  or 6.84% of the  outstanding  shares of  Scudder  International  Select  Equity,  Class C were  held in the  name of Mr.  Jalin  L.
Weststeyn & Ms.  Linda  Weststeyn,  for the benefit of J & L Weststeyn  1996 Trust,  3218 East
Keyes Road,  Ceres,  CA 95307-6727,  who may be deemed to be the beneficial  owners of certain of these shares.

As of February 19, 2003,  8,904 shares in the aggregate,  or 6.82% of the  outstanding  shares of  Scudder  International  Select  Equity,  Class  C were  held  in the  name  of  Prudential
Securities,  Inc., for the benefit of Ms.  Charlotte Stone,  621 Rutland Avenue,  Teanack,  NJ
07666-2947, who may be deemed to be the beneficial owners of certain of these shares.

As of February 19,  2003,  2,843,706  shares in the  aggregate,  or 45.59% of the  outstanding shares of Scudder  International  Select Equity,  Institutional Class were held in the name of
Charles Schwab & Co. Inc.,  Special Custody Account,  Mutual Funds Department,  101 Montgomery
Street,  San  Francisco,  CA  94104-4122,  who may be  deemed  to be the  beneficial  owner of certain of these shares.

As of  February  19,  2003,  830,288  shares in the  aggregate,  or 13.31% of the  outstanding shares of Scudder  International  Select Equity,  Institutional Class were held in the name of
Scudder  Trust  Company,  for the benefit of Mohawk  Carpet  Corp.  Retirement  & Savings Plan
#063052,  P.O. Box 1757,  Salem, NH 03079-1143,  who may be deemed to be the beneficial  owner of certain of these shares.

As of February 19, 2003,  394,808 shares in the aggregate,  or 6.33% of the outstanding shares of  Scudder  International  Select  Equity,  Institutional  Class  were  held  in the  name of
Fidelity Investment  Institutional  Operations Co. Inc., as agent for certain employee benefit plans,  100 Magellan Way,  Covington,  KY  41015-1999,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 19, 2003,  329,451 shares in the aggregate,  or 5.28% of the outstanding shares of Scudder  International Select Equity,  Institutional Class were held in the name of Ledyard
& Co., Ledyard National Bank Trust,  P.O. Box 799, Hanover,  NH 03755-0799,  who may be deemed to be the beneficial owner of certain of these shares.

As of  February  19,  2003,  310,834  shares in the  aggregate,  or 26.34% of the  outstanding shares of  Scudder  International  Select  Equity,  Investment  Class were held in the name of
UMBSC & Co., for the benefit of Wilmer Cutler & Pickering,  SDC, Account #320297013,  P.O. Box
419260,  Kansas City, MO 64141-6260,  who may be deemed to be the beneficial  owner of certain of these shares.

As of  February  19,  2003,  309,433  shares in the  aggregate,  or 26.22% of the  outstanding shares of  Scudder  International  Select  Equity,  Investment  Class were held in the name of
Charles Schwab & Co. Inc.,  Special Custody Account,  Mutual Funds Department,  101 Montgomery
Street,  San  Francisco,  CA  94104-4122,  who may be  deemed  to be the  beneficial  owner of certain of these shares.

As of  February  19,  2003,  206,010  shares in the  aggregate,  or 17.46% of the  outstanding shares of  Scudder  International  Select  Equity,  Investment  Class were held in the name of
National  Financial  Services Corp.,  for the executive  benefit of our customers,  who may be deemed to be the beneficial owner of certain of these shares.

As of  February  19,  2003,  125,860  shares in the  aggregate,  or 10.66% of the  outstanding shares of  Scudder  International  Select  Equity,  Investment  Class were held in the name of
Scudder Trust Co., for the benefit of Lonza Biologics Inc. 401K Plan,  Account  #063078,  P.O.
Box 1757,  Salem NH  03079-1143,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 19, 2003,  71,565 shares in the aggregate,  or 6.06% of the outstanding  shares of Scudder  International Select Equity,  Investment Class were held in the name of FABCO, for the benefit of Lifelink  Foundation  Retirement Plan, P.O. Box 105870 Center 3144, Atlanta, GE
30348-5870, who may be deemed to be the beneficial owner of certain of these shares.

As of February 19, 2003,  11,215,559  shares in the aggregate,  or 95.44.% of the  outstanding shares of Scudder  International Select Equity,  Premier Class were held in the name of Public
Employees'  Retirement  Association,  1300 Logan Street,  Denver,  CO  80203-2386,  who may be
deemed to be the beneficial owner of certain of these shares.

Shareholder And Trustee  Liability.  The Trust is organized as a Delaware  business trust and, under  Delaware  law,  the  shareholders  of a  business  trust are not  generally  subject to liability for the debts or  obligations  of the trust.  Similarly,  Delaware law provides that the Fund  will not be liable  for the debts or  obligations  of any other  fund in the  Trust.
However,  no  similar  statutory  or  other  authority  limiting  business  trust  shareholder liability exists in other states.  As a result,  to the extent that a Delaware  business trust or a  shareholder  is subject to the  jurisdiction  of the  courts in such other  states,  the courts  may not apply  Delaware  law and may  thereby  subject  the  Delaware  business  trust shareholders  to liability.  To guard against this risk, the  Declaration of Trust contains an express  disclaimer of shareholder  liability for acts or obligations of the Trust.  Notice of such  disclaimer will normally be given in each  agreement,  obligation or instrument  entered into or  executed  by the  Trust  or the  Trustees.  The  Declaration  of Trust  provides  for indemnification  by the relevant Fund for any loss  suffered by a  shareholder  as a result of an  obligation  of the Fund.  The  Declaration  of Trust also  provides  that the Trust shall, upon  request,  assume the defense of any claim made  against any  shareholder  for any act or obligation  of the Trust and satisfy any judgment  thereon.  The  Trustees  believe  that,  in view of the above, the risk of personal liability of shareholders is remote.

The  Declaration of Trust further  provides that the Trustees will not be liable for errors of judgment or  mistakes  of fact or law,  but  nothing in the  Declaration  of Trust  protects a
Trustee  against  any  liability  to which he or she would  otherwise  be subject by reason of willful  misfeasance,  bad  faith,  gross  negligence,  or  reckless  disregard  of the duties involved in the conduct of his or her office.

                                ANNUAL AND SEMI-ANNUAL REPORTS

Shareholders  of the Fund receive an annual report  containing  audited  financial  statements and a  semi-annual  report.  All  transactions  in  shares  of  the  Fund  and  dividends  and distributions  paid by the fund are reflected in  confirmations  issued by the Transfer  Agent at the time of the transaction  and/or in monthly  statements  issued by the Transfer Agent. A year-to-date statement will be provided by the Transfer Agent.

                            CONSIDERATION FOR PURCHASES OF SHARES

The Trust  generally will not issue shares of the Fund for  consideration  other than cash. At the Trust's sole discretion,  however,  it may issue fund shares for consideration  other than cash in connection  with an  acquisition  of portfolio  securities  (other than municipal debt securities issued by state political  subdivisions or their agencies or  instrumentalities) or pursuant  to a bona fide  purchase of assets,  merger or other  reorganization,  provided  the securities  meet the  investment  objectives  and policies of the fund and are acquired by the
Fund for  investment  and not for  resale.  An  exchange  of  securities  for fund shares will generally be a taxable transaction to the shareholder.

                                    ADDITIONAL INFORMATION

                                   INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP,  160  Federal  Street,  Boston,  MA 02110,  serves as the  Fund's independent accountants.

                                    REGISTRATION STATEMENT

The Fund's  prospectus and this Statement of Additional  Information omit certain  information contained in the  Registration  Statement and its amendments which the Fund has filed with the
SEC  under  the  Securities  Act of 1933 and  reference  is  hereby  made to the  Registration
Statement  for  further  information  with  respect  to the  Fund and the  securities  offered hereby.

The Trust  has  filed  with the SEC,  450  Fifth  Street,  N.W.,  Washington,  D.C.  20549,  a
Registration  Statement  under the 1933 Act with  respect  to the  securities  of the Fund and certain  other  series of the Trust.  If further  information  is desired  with respect to the
Trust,  the Fund or such other  series,  reference is made to the  Registration  Statement and the exhibits  filed as a part  thereof.  The  Registration  Statement and its  amendments  are available for inspection by the public at the SEC in Washington, D.C.


                                     FINANCIAL STATEMENTS

The  audited  financial  statements  for the fund  for the year  ended  October  31,  2002 are included in, and  incorporated  by reference  into,  this Statement of Additional  Information from  the  Annual  Report  to  Shareholders  of the  Fund in  reliance  upon  the  reports  of
PricewaterhouseCoopers  LLP, the fund's independent accountants,  as experts in accounting and auditing.

Internet Access

World  Wide Web Site -- The  address of the  Scudder  Fund site is  www.scudder.com.  This site offers  guidance on global  investing and developing  strategies to help meet financial  goals and provides access to the Scudder  investor  relations  department via e-mail.  The site also enables users to access or view Fund  prospectuses  and profiles  with links  between  summary information  in Fund Summaries and details in the  Prospectus.  Users can fill out new account forms on-line, order free software, and request literature on the Fund.

Account  Access -- Scudder Fund is among the first mutual fund  families to allow  shareholders to manage  their fund  accounts  through the World Wide Web.  Scudder  Fund  shareholders  can view a snapshot of current  holdings,  review account activity and move assets between Scudder
Fund accounts.

Scudder Fund's personal  portfolio  capabilities -- known as SEAS (Scudder  Electronic  Account
Services)  -- are  accessible  only by  current  Scudder  Fund  shareholders  who have set up a
Personal  Page on  Scudder's  Web site.  Using a secure Web browser,  shareholders  sign on to their  account with their Social  Security  number and their SAIL  password.  As an additional security  measure,  users  can  change  their  current  password  or  disable  access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial  history of transactions  for an account,  with trade dates,  type and amount of  transaction,  share price and number of shares  traded.  For users who wish to trade shares  between  Scudder  Fund,  the Fund Exchange  option  provides a step-by-step  procedure to exchange  shares  among  existing  fund  accounts or to new Scudder
Fund accounts.

The Fund will  reinvest  dividend  checks (and future  dividends)  in shares of that same Fund and class if checks are returned as undeliverable.

Dividends  will be  reinvested  in shares of the same  class of the Fund  unless  shareholders indicate  in  writing  that they wish to  receive  them in cash or in shares of other  Scudder
Fund with  multiple  classes of shares or Scudder  Fund as  provided  in the  prospectus.  See
"Special  Features -- Class A Shares -- Combined  Purchases"  for a list of such other Fund.  To use this  privilege of  investing  dividends  of the Fund in shares of another  Scudder  Fund, shareholders  must  maintain a minimum  account value of $1,000 in the Fund  distributing  the dividends.  The Fund  automatically  will reinvest  dividend checks (and future  dividends) in shares of that same Fund and class  unless  the  shareholder  requests  payment in cash at the time the  application is completed.  The Fund also will reinvest  dividend checks in shares of that  same Fund and  class if  checks  are  returned  as  undeliverable.  Dividends  and other distributions  of  the  Fund  in  the  aggregate  amount  of $10  or  less  are  automatically reinvested  in shares of the Fund  unless the  shareholder  requests  that such  policy not be applied to the shareholder's account.

Other Information

The CUSIP numbers for each class of the Fund are:

International Select Equity Fund                             Institutional Class:   61735K604
                                                             Investment Class:      61735K695
                                                             Premier Class:         61735K570
                                                             Class A Shares:        61735K489
                                                             Class B Shares:        61735K471
                                                             Class C Shares:        61735K463

The Fund has a fiscal year ending October 31st.

                                          APPENDIX A

Bond and Commercial Paper Ratings

Set forth below are  descriptions  of ratings  which  represent  opinions as to the quality of the  securities.  It should be emphasized,  however,  that ratings are relative and subjective and are not absolute standards of quality.

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa:  Bonds  which  are  rated  Aaa are  judged  to be of the best  quality.  They  carry  the smallest degree of investment  risk and are generally  referred to as  "gilt-edged".  Interest payments  are  protected  by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds  which are rated Aa are  judged to be of high  quality by all  standards.  Together with the Aaa group  they  comprise  what are  generally  known as high grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as in Aaa securities or  fluctuations  of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risk appear  somewhat  larger than in Aaa securities.

A:  Bonds  which  are rated A  possess  many  favorable  investment  attributes  and are to be considered  as upper medium  grade  obligations.  Factors  giving  security to  principal  and interest are considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are  considered as medium grade  obligations,  (i.e.,  they are neither  highly  protected  nor poorly  secured).  Interest  payments and  principal  security appear  adequate for the  present,  but certain  protective  elements may be lacking or may be characteristically  unreliable  over any great  length of time.  Such bonds  lack  outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative  elements;  their future cannot be considered as well  assured.  Often the  protection of interest and principal  payments may be very  moderate  and  thereby  not well  safe-guarded  during  both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds  which are rated B  generally  lack  characteristics  of the  desirable  investment.
Assurance  of  interest  and  principal  payments  or of  maintenance  of  other  terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent  obligations  which are  speculative  in a high degree.
Such issues are often in default or have other marked shortcomings.

C:  Bonds  which are rated C are the  lowest  rated  class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical  modifiers,  1, 2 and 3 in each generic rating  classification from Aa through B in its  corporate  bond rating  system.  The  modifier 1 indicates  that the security  ranks in the higher end of its generic rating  category;  the modifier 2 indicates a mid range  ranking;  and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's Investors Service, Inc.'s Short-Term Debt Ratings

Moody's  short-term  debt ratings are  opinions of the ability of issuers to repay  punctually promissory obligations not having an original maturity in excess of one year.

Issuers  rated  Prime-1  or P-1 (or  supporting  institutions)  have a  superior  ability  for repayment  of senior  short-term  debt  obligations.  Prime-1 or P-1  repayment  ability  will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on Fund employed.

Conservative  capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection.

Broad  margins  in  earnings  coverage  of fixed  financial  charges  and high  internal  cash generation.

Well  established  access to a range of  financial  markets and assured  sources of  alternate liquidity.

Issuers  rated  Prime-2  or P-2  (or  supporting  institutions)  have  a  strong  ability  for repayment of senior  short-term debt  obligations.  This will normally be evidenced by many of the  characteristics  cited  above  but to a  lesser  degree.  Earnings  trends  and  coverage ratios,  while  sound,  may be more  subject  to  variation.  Capitalization  characteristics, while  still  appropriate,  may be more  affected  by  external  conditions.  Ample  alternate liquidity is maintained.

Standard & Poor's Ratings Group's Corporate Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating  assigned by S&P's to a debt  obligation.  Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong  capacity to pay interest and repay  principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong  capacity  to pay  interest  and repay  principal  although it is somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic conditions than bonds in higher rated categories.

BBB:  Debt rated BBB is  regarded as having an adequate  capacity  to pay  interest  and repay principal.  Whereas it normally  exhibits  adequate  protection  parameters,  adverse economic conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt  rated  BB,  B,  CCC,  CC,  and  C  is  regarded  as  having  predominantly   speculative
characteristics  with respect to capacity to pay interest  and repay  principal.  BB indicates the least  degree of  speculation  and C the  highest.  While such debt will  likely have some quality and protective  characteristics,  these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Debt  rated BB has  less  near-term  vulnerability  to  default  than  other  speculative issues.  However,  it faces major  ongoing  uncertainties  or  exposure  to adverse  business, financial,  or  economic  conditions  which could lead to  inadequate  capacity to meet timely interest and principal  payments.  The BB rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater  vulnerability  to default  but  currently  has the  capacity to meet interest  payments and principal  repayments.  Adverse business,  financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently  identifiable  vulnerability to default,  and is dependent upon  favorable  business,  financial,  and  economic  conditions  to meet  timely  payment of interest  and  repayment  of  principal.  In the  event of  adverse  business,  financial,  or economic  conditions,  it is not  likely  to have  the  capacity  to pay  interest  and  repay principal.

The CCC rating  category  is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically  applied to debt  subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is  typically  applied to debt  subordinated  to senior debt which is assigned an actual or implied  CCC- debt  rating.  The C rating may be used to cover a situation  where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment  default.  The D rating category is used when interest  payments or  principal  payments are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes  that such payments will be made during such grace  period.  The D rating  also will be used upon the filing of a  bankruptcy  petition  if debt service payments are jeopardized.

Plus (+) or Minus (-):  The ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show relative standing within the major rating categories.

NY: Bonds may lack a S&P's rating because no public rating has been  requested,  because there is  insufficient  information  on which to base a rating,  or  because  S&P's  does not rate a particular type of obligation as a matter of policy.

Standard & Poor's Ratings Group's Commercial Paper Ratings

A: S&P's commercial  paper rating is a current  assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest  category  indicates that the degree of safety  regarding  timely payment is strong.  Those issues  determined  to possess  extremely  strong  safety  characteristics  are denoted with a plus (+) sign designation.

A-2:  Capacity for timely payment on issues with this  designation is  satisfactory.  However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this  designation  have adequate  capacity for timely payment.  They are, however,  more vulnerable to the adverse effects of changes in circumstances  than obligations carrying the higher designations.

Fitch Investors Service, Inc. Bond Ratings

Investment Grade

AAA: Bonds  considered to be investment  grade and of the highest credit quality.  The obligor has an  exceptionally  strong ability to pay interest and repay  principal,  which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds  considered to be investment  grade and of very high credit  quality.  The obligor's ability to pay  interest and repay  principal is very strong,  although not quite as strong as
bonds  rated  "AAA".   Because  bonds  rated  in  the  "AAA"  and  "AA"   categories  are  not
significantly  vulnerable  to  foreseeable  future  developments,  short-term  debt  of  these issuers is generally rated "F-1+".

A:  Bonds  considered  to be  investment  grade  and of high  credit  quality.  The  obligor's ability to pay  interest  and repay  principal  is  considered  to be strong,  but may be more vulnerable  to adverse  changes  in  economic  conditions  and  circumstances  than bonds with higher ratings.

BBB:  Bonds  considered  to be  investment  grade  and of  satisfactory  credit  quality.  The obligor's  ability to pay interest and repay  principal is considered to be adequate.  Adverse changes in economic  conditions and  circumstances,  however,  are more likely to have adverse impact  on these  bonds,  and  therefore,  impair  timely  payment.  The  likelihood  that the ratings of these bonds will fall below  investment  grade is higher than for bonds with higher ratings.

High Yield Grade

BB:  Bonds are  considered  speculative.  The  obligor's  ability  to pay  interest  and repay principal  may be  affected  over time by adverse  economic  changes.  However,  business  and financial  alternatives  can be identified  which could assist the obligor in  satisfying  its debt service requirements.

B: Bonds are considered  highly  speculative.  While bonds in this class are currently meeting debt service  requirements,  the  probability  of continued  timely  payment of principal  and interest  reflects  the  obligor's  limited  margin  of  safety  and the need  for  reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain  identifiable  characteristics  which,  if not remedied,  may lead to default.  The ability to meet  obligations  requires an  advantageous  business  and  economic environment.

CC: Bonds are  minimally  protected.  Default in payment of interest  and/or  principal  seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest  and/or  principal  payments.  Such bonds are extremely  speculative  and should be valued on the basis of their ultimate  recovery value in liquidation or  reorganization  of the obligor.  "DDD"  represents  the highest  potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-):  The ratings  from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional:  A conditional  rating is premised on the  successful  completion of a project or the occurrence of a specific event.

Fitch Investors Service, Inc. Short-Term Ratings

Fitch's  short-term  ratings  apply to debt  obligations  that are  payable  on demand or have original maturities of generally up to three years,  including commercial paper,  certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+:  Exceptionally  Strong  Credit  Quality.  Issues  assigned  this rating are  regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit  Quality.  Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2:  Good  Credit  Quality.  Issues  assigned  this  rating  have a  satisfactory  degree  of assurance  for  timely  payment,  but the  margin of safety is not as great as the  "F-1+" and
"F-1 " categories.

F-3: Fair Credit  Quality.  Issues assigned this rating have  characteristics  suggesting that the degree of assurance for timely payment is adequate,  however,  near-term  adverse  changes could cause these securities to be rated below investment grade.

Duff & Phelps Bond Ratings

Investment Grade

AAA:  Highest credit quality.  The risk factors are negligible,  being only slightly more than for risk-free U.S. Treasury debt.

AA+,  AA, and AA-:  High credit  quality.  Protection  factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-:  Protection  factors are average but adequate.  However,  risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-:  Below average  protection  factors but still  considered  sufficient for prudent investment.  Considerable variability in risk during economic cycles.

High Yield Grade

BB+, BB, and BB-:  Below  investment  grade but deemed  likely to meet  obligations  when due.
Present  or  prospective   financial   protection  factors  fluctuate  according  to  industry
conditions or company  fortunes.  Overall quality may move up or down  frequently  within this category.

B+, B, and B-: Below  investment  grade and possessing risk that  obligations  will not be met when due.  Financial  protection  factors will fluctuate  widely according to economic cycles, industry  conditions  and/or company  fortunes.  Potential  exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below  investment grade  securities.  Considerable  uncertainty  exists as to timely payment of  principal  interest  or  preferred  dividends.  Protection  factors are narrow and
risk  can  be  substantial  with  unfavorable   economic/industry   conditions,   and/or  with
unfavorable company developments.

Preferred  stocks are rated on the same scale as bonds but the  preferred  rating gives weight to its more junior  position in the capital  structure.  Structured  financings are also rated on this scale.

Duff & Phelps Paper/Certificates of Deposit Ratings

Category 1: Top Grade

Duff 1 plus:  Highest certainty of timely payment.  Short-term  liquidity  including  internal operating  factors and/or ready access to  alternative  sources of Fund, is  outstanding,  and safety is just below risk-free U.S. Treasury short-term obligations.

Duff  1:  Very  high  certainty  of  timely  payment.  Liquidity  factors  are  excellent  and supported by good Fundamental protection factors.  Risk factors are minor.

Duff 1 minus:  High certainty of timely  payment.  Liquidity  factors are strong and supported by good Fundamental protection factors.  Risk factors are very small.

Category 2: Good Grade

Duff 2: Good  certainty of timely  payment.  Liquidity  factors and company  Fundamentals  are sound.  Although  ongoing  Funding needs may enlarge total financing  requirements,  access to capital markets is good.  Risk factors are small.

Category 3: Satisfactory Grade

Duff 3:  Satisfactory  liquidity and other  protection  factors qualify issue as to investment grade.  Risk factors are larger and subject to more  variation.  Nevertheless  timely  payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

Bonds  which are  unrated  expose the  investor  to risks  with  respect  to  capacity  to pay interest or repay  principal  which are similar to the risks of  lower-rated  bonds.  The Fund is dependent on the investment Advisor's or investment  sub-Advisor's  judgment,  analysis and experience in the evaluation of such bonds.

Investors  should note that the  assignment of a rating to a bond by a rating  service may not reflect  the  effect of recent  developments  on the  issuer's  ability to make  interest  and principal payments.

Note:
1        The ratings  indicated herein are believed to be the most recent ratings available at the  date of this SAI for the  securities  listed.  Ratings  are  generally  given to securities at the time of issuance.  While the rating  agencies may from time to time revise  such  ratings,  they  undertake  no  obligation  to do so,  and  the  ratings indicated  do not  necessarily  represent  ratings  which  would  be  given  to these securities on the date of the Fund's fiscal year end.



MORGAN GRENFELL INVESTMENT TRUST
One South Street
Baltimore, MD 21202

INVESTMENT ADVISOR
Deutsche Asset Management Investment Services Limited
One Appold Street
London, England

ADMINISTRATOR
Deutsche Asset Management, Inc.
345 Park Avenue
New York, NY 10154

DISTRIBUTOR
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL  60606

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
Scudder Investments Service Company
222 South Riverside Plaza
Chicago, IL 60606

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Wilkie Farr & Gallagher
787 Seventh Ave.
New York, NY  10019

SERVICE INFORMATION

Existing  accounts,   new  accounts,   prospectuses,   Statements  of  Additional  Information
applications,   service  forms,   telephone   exchanges,   share  price  and   performance  --
1-800-730-1313.


COMINTLSAI (02/03)
